Filed with the Securities and Exchange Commission on February 27, 2009

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	333	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	334	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On February 28, 2009 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 333 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended October 31, 2008 for eight series of the Trust: FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX Stock Upgrader Fund, FundX ETF Upgrader Fund, FundX ETF Aggressive Upgrader Fund and FundX Tactical Upgrader Fund.

DAL Investment Company

FundX
Upgrader Funds

FundX Upgrader Fund
FundX Aggressive Upgrader Fund
FundX Conservative Upgrader Fund
FundX Flexible Income Fund

Prospectus

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

February 28, 200 9

1

An Overview of the Funds: Risk/Return Summary	3
Investment Objectives and Principal Investment Strategies	12
The Advisor’s Classification Process	14
Principal Risks of Investing in the Funds	18
Portfolio Holdings Information	20
Investment Advisor to the Funds	21
Portfolio Managers and Members of the Investment Committee	22
Shareholder Information	22
Service Fees and Other Third Party Payments	31
Distribution and Taxes	32
Financial Highlights	34
Privacy Notice	Inside Back Cover

The FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund and FundX Flexible Income Fund (each a “Fund,” and collectively, the “Funds”) are mutual funds that pursue their objectives by investing exclusively in shares of other mutual funds.  The investment objective of the FundX Upgrader Fund, FundX Aggressive Upgrader Fund and FundX Conservative Upgrader Fund is to seek long-term capital appreciation.  The investment objective of the FundX Flexible Income Fund is to seek to generate total return, which is capital appreciation plus current income.  DAL Investment Company, LLC (the “Advisor”) is the investment advisor to the Funds and is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104.  The Funds are series of Professionally Managed Portfolios (the “Trust”).  Other than the FundX Stock Upgrader Fund, the FundX ETF Upgrader Fund, the FundX ETF Aggressive Upgrader Fund, and the FundX Tactical Upgrader Fund which are offered in separate prospectuses, the Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

This Prospectus sets forth basic information about the Funds that you should know before investing.  It should be read and retained for future reference.

2

An Overview of the Funds: Risk/Return Summary

What are the Funds’ Investment Objectives?

The investment objective of the FundX Upgrader Fund (“Upgrader Fund”) is to maximize capital appreciation over the long term without regard to income.

The investment objective of the FundX Aggressive Upgrader Fund (“Aggressive Fund”) is to maximize capital appreciation over the long term without regard to income.

The investment objective of the FundX Conservative Upgrader Fund (“Conservative Fund”) is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

The investment objective of the FundX Flexible Income Fund (“Flexible Income Fund”) is to generate total return, which is capital appreciation plus current income.

What are the Funds’ Principal Investment Strategies?

While the Funds each have their own investment objective, each Fund seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds (“Underlying Funds”).  The Underlying Funds are not affiliated with the Funds or the Advisor.  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  Various Underlying Funds may emphasize either value or growth styles of investing or a combination thereof.  Although each Fund primarily invests in no-load and load-waived mutual funds, the Funds are not precluded from investing in Underlying Funds with sales-related expenses, redemption fees and/or service fees in excess of 0.25%.

Consistent with each Fund’s investment objective, the Advisor uses an “upgrading” investment strategy to select and manage Underlying Funds.  The Advisor believes that the best investment returns can be attained by continually upgrading assets into what it believes to be the top performing Underlying Funds within a given style and risk class, and intends to stay with those funds as long as they continue to provide superior results.  (For additional information, please see “Investment Objectives and Principal Investment Strategies.”)

Because each of the Funds will bear its share of the fees and expenses of the Underlying Funds, you will pay higher expenses than would be the case if you made a direct investment in the Underlying Funds.  There may also be tax consequences associated with capital gains distributions by the Underlying Funds (which may be frequent) and investors could directly incur higher transaction costs because of high portfolio turnover in the Underlying Funds.

What are the Principal Risks of Investing in the Funds?

An investment in the Funds entails risk.  The Funds cannot guarantee that they will meet their respective investment objectives.  Since the price of the Underlying Funds each Fund holds may fluctuate, the value of your investment may fluctuate and you could lose money.  The following risks could affect the value of your investment:

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▪
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or market as a whole.   The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in a Fund.

▪
Management Risk – Management risk describes each Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for each Fund.  The value of your investment is subject to the effectiveness of the Advisor’s investment strategies in selecting the Underlying Funds and the investment strategies used by the Underlying Funds in selecting investments, including the ability of the investment advisory organizations that manage the Underlying Funds in assessing economic conditions and investment opportunities, and may not result in an increase in the value of your investment or in overall performance equal to other investments.

▪
Foreign Securities and Emerging Markets Risk – The Underlying Funds held by one or more Funds may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and, as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

The Underlying Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

▪
Non-Diversification Risk – While the Funds themselves are diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.  If an Underlying Fund focuses its investments in a limited number of issuers, its net asset value (“NAV”) per share, market price and total return may fluctuate or decline more in times of weaker markets than a more diversified mutual fund.

▪
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

▪
Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.  The NAV per share of an Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

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In addition, the Upgrader Fund and the Aggressive Fund are subject to the following additional principal risk:

▪
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended. This could cause the Fund’s performance to suffer to the extent that it invests i n such an Underlying Fund.

The Upgrader Fund, the Aggressive Fund and the Conservative Fund are subject to the following additional principal risks:

▪
Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies because small companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that for an Underlying Fund investing in small companies, the value of that Underlying Fund’s shares , and therefore the value of a Fund’s shares, will be more volatile than a fund that invests exclusively in large-capitalization companies.

▪
Concentration Risk – Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting a Fund to sector concentration risk.  Sector concentration risk is the possibility that a certain sector may underperform other sectors or the market as a whole.   Certain s ectors possess particular risks that may not affect other sectors.  The judgment of the investment advisory organizations that manage the Underlying Funds regarding which sectors offer the greatest potential for financial reward consistent with an Underlying Fund’s investment objective will change over time. As a result, if an Underlying Fund is concentrated in a particular sector, it will be subject to greater risk of loss from adverse economic, business or other developments affecting that sector than if its investments were diversified across different sectors.

The Upgrader Fund, the Conservative Fund and the Flexible Income Fund are also subject to additional principal risks to the extent the Underlying Funds hold fixed-income securities:

▪
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.  Fixed-income securities with longer maturities generally involve greater interest rate risk than those with shorter maturities.   In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed-income securities and the market’s perception of that issuer’s ability to repay principal and interest when due can also affect the value of the fixed-income securities held by an Underlying Fund .

▪
High-Yield Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.  Additionally, these instruments are generally unsecured and may be subordinated to other creditor’s claims.

5

Who may want to Invest in the Funds?

The Upgrader Fund may be appropriate for long-term investors who are willing to accept an above-average level of market risk associated with investing in a portfolio that depends largely on the value of common stock holdings.  The Upgrader Fund may not be appropriate for investors seeking regular income or stability of principal or those pursuing a short-term goal.

The Aggressive Fund may be appropriate for long-term investors who are willing to accept a considerable level of market risk associated with investing in a portfolio that depends exclusively on the value of common stock holdings concentrated in one or more sectors or industries.  The Aggressive Fund may not be appropriate for investors seeking regular income or stability of principal or those pursuing a short-term goal.

The Conservative Fund may be appropriate for long-term investors who are willing to accept an average level of market risk associated with investing in a portfolio that depends largely on the value of common stock holdings and some fixed-income investments.  The Conservative Fund may not be appropriate for investors primarily seeking regular income or stability of principal or those pursuing a short-term goal.

The Flexible Income Fund may be appropriate for investors seeking growth of capital and current income consistent with the assumption of a low to moderate level of market risk associated with investing in a portfolio that depends largely on the value of fixed-income securities.  The Flexible Income Fund may not be appropriate for investors seeking capital appreciation or to avoid current income.

What are the Funds’ Investment Performance?

The following performance information indicates some of the risks of investing in the Funds.  The bar charts below illustrate how the Funds’ total returns have varied from year to year.  The table below illustrates the Funds’ average annual total returns over time compared with domestic broad-based market indices.  The Funds’ performance, before and after taxes is not necessarily an indication of how the Funds’ will perform in the future.

FundX Upgrader Fund

Calendar Year Total Return as of December 31, 200 8

During the period shown in the bar chart, the Upgrader Fund’s highest quarterly return was 18.41% for the quarter ended June 30, 2003, and the lowest quarterly return was - 22.45 % for the quarter ended December 31 , 200 8 .

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Average Annual Total Returns as of December 31, 200 8
Since Inception
FundX Upgrader Fund	1 Year	5 Year	(11/01/01)
Return Before Taxes	-42.37%	0.69%	3.24%
Return After Taxes on Distributions (1)	-43.59%	-8.55%	2.48%
Return After Taxes on Distributions and Sale of Fund Shares (1)	-25.72%	0.82%	2.94%
S&P 500® Index(2)	-37.00%	-2.19%	-0.67%
Dow Jones Wilshire 5000 Index(3)	-37.34%	-8.43%	0.39%
____________
(1)
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

(2)
The Standard & Poor’s 500 (“S&P 500®”) Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested, but do not reflect any deductions for fees, expenses or taxes. You cannot invest directly in an index.

(3)
The Dow Jones Wilshire 5000 Index (“DJW 5000 Index”) measures the performance of all U.S.-headquartered companies regardless of exchange.  As of February 200 9 , the DJW 5000 Index was comprised of 4,559 companies.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends. You cannot invest directly in an index.

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  FundX Aggressive Upgrader Fund

Calendar Year Total Return as of December 31, 200 8

During the period shown in the bar chart, the Aggressive Fund’s highest quarterly return was 21.13% for the quarter ended June 30, 2003, and the lowest quarterly return was - 21.88 % for the quarter ended December 31, 200 8 .

Average Annual Total Returns as of December 31, 200 8
	1 Year	5 years	Since Inception
FundX Aggressive Upgrader Fund			(7/01/02)
Return Before Taxes	-43.33%	-6.69%	4.92%
Return After Taxes on Distributions (1)	-44.62%	0.30%	4.25%
Return After Taxes on Distributions and Sale of Fund Shares (1)	-26.41%	1.20%	4.29%
S&P 500® Index(2)	-37.00%	-2.19%	0.84%
Dow Jones Wilshire 5000 Index(3)	-37.34%	-8.43%	1.63%
Russell 2000® Index(4)	-33.79%	-8.29%	3.00%
____________
(1)
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

(2)
The S&P 500® Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested, but do not reflect any deductions for fees, expenses or taxes.   You cannot invest directly in an index.

(3)
The DJW 5000 Index measures the performance of all U.S.-headquartered companies regardless of exchange.  As of February 200 9 , the DJW 5000 Index was comprised of 4,559 companies.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends. You cannot invest directly in an index.

(4)
The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.  It reflects no deduction for fees, expenses or taxes and does include reinvested dividends. You cannot invest directly in an index.

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FundX Conservative Upgrader Fund

Calendar Year Total Return as of December 31, 200 8

During the period shown in the bar chart, the Conservative Fund’s highest quarterly return was 15.52% for the quarter ended June 30, 2003, and the lowest quarterly return was - 12.91 % for the quarter ended December 31, 200 8 .

Average Annual Total Returns as of December 31, 200 8
	1 Year	5 Years	Since Inception
FundX Conservative Upgrader Fund			(7/01/02)
Return Before Taxes	-26.61%	-2.47%	4.31%
Return After Taxes on Distributions (1)	-27.93%	1.45%	3.50%
Return After Taxes on Distributions and Sale of Fund Shares (1)	-15.52%	2.08%	3.69%
S&P 500® Index(2)	-37.00%	-2.19%	0.84%
Dow Jones Wilshire 5000 Index(3)	-37.34%	-1.67%	1.63%
____________
(1)
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

(2)
The S&P 500® Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.  You cannot invest directly in an index.

(3)
The DJW 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange. As of February 2008, the DJW 5000 Index was comprised of 4,559 companies.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends. You cannot invest directly in an index.

9

FundX Flexible Income Fund

Calendar Year Total Return as of December 31, 200 8

During the period shown in the bar chart, the Flexible Income Fund’s highest quarterly return was 6.30% for the quarter ended December 31, 2003, and the lowest quarterly return was -3.84% for the quarter ended June   30, 2004.

Average Annual Total Returns as of December 31, 200 8
	1 Year	5 Years	Since Inception
FundX Flexible Income Fund			(7/01/02)
Return Before Taxes	-0.23%	4.00%	5.79%
Return After Taxes on Distributions (1)	-1.62%	2.81%	4.74%
Return After Taxes on Distributions and Sale of Fund Shares (1)	-0.13%	2.77%	4.41%
Barclays Capital Aggregate Bond Index(2)	5.24%	4.65%	5.16%
____________
(1)
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

(2)
The Barclays Capital Aggregate Bond Index (formerly known as the Lehman Aggregate Bond Index) is a market value-weighted index that tracks the daily price and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year of final maturity.  Returns include reinvested dividends, but reflect no deduction for fees, expenses or taxes. You cannot invest directly in an index.

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What are the Fees and Expenses Associated with Investing in the Funds?

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The expenses below are based on actual expenses incurred for the fiscal year ended October 31, 200 8 .

FundX
Shareholder Fees(1) (fees paid directly from your investment)	Upgrader Fund	Aggressive Upgrader Fund	Conservative Upgrader Fund	Flexible Income Fund
Maximum Sales Charge (load) Imposed on Purchases	None	None	None	None
Maximum Deferred Sales Charge (load)	None	None	None	None
Redemption Fee(2)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.96%(3)	1.00%(3)	1.00%(3)	0.70%
Distribution (Rule 12b-1) Fees	None	None	None	None
Other Expenses(4)(6)	0.15%	0.20%	0.24%	0.18%
Acquired Fund (Underlying Fund) Fees and Expenses(5)	1.03%	0.90%	1.07%	0.81%
Total Annual Fund Operating Expenses	2.14%	2.10%	2.31%	1.69%
Expense Reduction/Reimbursement(7)	0.00%	0.00%	0.00%	0.06%
Net Annual Fund Operating Expenses Plus Acquired Fund (Underlying Fund) Fees and Expenses(7)	2.14%	2.10%	2.31%	1.75%
(1)
Although no sales loads or transaction fees are charged, you will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Please note that this fee is subject to change.

(2)
You will pay a redemption fee of 2.00% on the value of shares you redeem or exchange that are held for less than 30 days.  This fee will not be imposed on Fund shares acquired through the reinvestment of dividends or other distributions.  The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

(3)
1.00% is the maximum investment advisory fee to which the Advisor is entitled under the investment advisory agreement.  (For additional information, please see the breakpoint schedule under “Investment Advisor to the Funds.”)

(4)	Other Expenses includes interest, custodian, transfer agency and other customary Fund expenses.

(5)
The Funds are required to disclose Acquired Fund Fees and Expenses in the above fee table.  Acquired Fund Fees and Expenses are indirect fees that a fund incurs from investing in the shares of other mutual funds (“Acquired Funds”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in an Acquired Fund’s NAV.  However, because the Advisor selects Underlying Funds without regard to expense (see “Investment Objectives and Principal Investment Strategies”), the range of actual expenses of the Underlying Funds are expected to vary with changes in the allocation of each Fund’s assets among various Underlying Funds and may be more or less than the range shown above.  Please note that the Net Annual Fund Operating Expenses in the table above does not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus.  Without Acquired Fund Fees and Expenses, the Net Annual Fund Operating Expenses would have been 1.11%, 1.20%, 1.24 % and 0.94 % for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively.

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(6)
U.S. Bank, National Association (“U.S. Bank”) receives fees from certain Underlying Funds for processing transactions between the Fund and the Underlying Funds and for servicing the Underlying Funds’ account with the Fund.  U.S. Bank rebates a portion of these fees to the Funds through a reduction in custodial, transfer agency, fund administration and fund accounting fees.  U.S. Bank rebated fees in the amount of 0.05%, 0.03%, 0.05 % and 0.05%, for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively.

(7)
The Advisor has contractually agreed to reduce its fees and/or pay each Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Upgrader Fund, the Aggressive Fund and the Conservative Fund to 1.50% and shares of the Flexible Income Fund to 0.99% of each Funds’ average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one year period shown in the Example below and may continue for an indefinite period thereafter as determined by the Trust’s Board of Trustees (the “Board”).  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made on behalf of a Fund in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  A reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.  For the fiscal year ended October 31, 200 8 , the Advisor recouped fees in the amount of 0.06 % for the Flexible Income Fund .

Examples

The Examples below are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Examples also assume that your investment has a 5% return each year, dividends and distributions are reinvested, and a Fund’s operating expenses remain the same. The Example reflects the expense limitation agreement for the first year only within each of the years shown below.  Although your actual costs may be higher or lower, under the assumptions, your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
FundX Upgrader Fund	$ 217	$ 680	$ 1,170	$ 2,520
FundX Aggressive Upgrader Fund	$ 213	$ 664	$ 1,141	$ 2,460
FundX Conservative Upgrader Fund	$ 234	$ 732	$ 1,256	$ 2,692
FundX Flexible Income Fund	$ 178	$ 549	$ 945	$ 2,052

Investment Objectives and Principal Investment Strategies

Investment Objectives

The investment objective of the Upgrader Fund is to maximize capital appreciation over the long term without regard to income.

The investment objective of the Aggressive Fund is to maximize capital appreciation over the long term without regard to income.

12

The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income.

Each Fund’s investment objective is non-fundamental and may therefore be changed, without shareholder approval, upon a 60-day written notice to such Fund’s shareholders.

Principal Investment Strategy

Each Fund seeks to achieve its investment objective by investing primarily in no-load and load-waived Underlying Funds.  Although each Fund primarily invests in no-load and load-waived mutual funds, the Funds are not precluded from investing in Underlying Funds with sales-related expenses, redemption fees and/or service fees in excess of 0.25%.  Each Fund will invest primarily in other mutual funds that have an investment objective similar to the Fund’s or that otherwise are permitted investments under the Fund’s investment policies described herein.  Nevertheless, the mutual funds purchased by a Fund likely will have certain investment policies and use certain investment practices that may be different from those of the Fund and not described herein.  These other policies and practices may subject the other funds’ assets to varying or greater degrees of risk.

In selecting investments for the Funds’ portfolios, the Advisor employs an upgrading investment strategy.  The Advisor believes that the best investment returns can be attained by “continually upgrading” assets into what it determines to be the current top performing funds within a given style and risk class.  Continually upgrading refers to the ongoing process of (1) classifying funds by risk; (2) ranking the funds based on performance using the Advisor’s proprietary methodology; and (3) adjusting a Fund’s portfolio holdings to upgrade from under-performing funds to those that rank higher as a result of this analysis.  The Advisor’s upgrading investment strategy is a systematic method of following market leadership that has been developed and refined by the Advisor over the past 38 years.  Upgrading is based upon the observation that few, if any, money managers consistently excel.  The Advisor believes that every professional money manager has a particular style that works well in some, but not all, market environments.  Market leadership rotates between large-cap and small-cap stocks, growth and value styles of investing, international and domestic areas, etc.  Market leadership changes because economic conditions change.  But based on the Advisor’s observations, most fund managers do not change their particular styles when the market leadership changes.

The Advisor’s approach is to combine the talents and research of those it believes to be the country’s leading money managers in seeking superior returns.  The upgrading system is designed to be a logical system of investing in top Underlying Funds while they are performing well, and then moving to others when the Advisor believes the original choices are no longer the best.  The Advisor believes continually upgrading can provide an effective way to participate successfully in a broad range of opportunities as they develop.  This strategy is effective because of the relatively low transaction costs of investing in no-load or load-waived funds.

The Advisor’s upgrading investment strategy has been featured in Money, Barron’s, Forbes, Business Week, Personal Finance, Financial World and MSN/CBS Investing.com., Investor’s Business Daily, Kiplinger’s Personal Finance Report and Hulbert Financial Digest.

The Advisor has observed a great diversity of performance returns, typically with only a small percentage of money managers ever invested in the right sectors of the equity market at the right time.  Since market leadership is forever rotating, the Advisor moves incrementally toward the top ranked funds by progressively selling the lower ranked funds and reinvesting in the new leaders.  See “Upgrading Strategy Risk” under “Principal Risks of Investing in the Funds” below for a discussion of the risks of short-term investing or focusing on near-term performance.

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In general, the Advisor selects mutual funds that it believes offer above-average prospects for achieving each Fund’s goal of either capital growth or capital preservation.  The Advisor believes such funds can be identified primarily through current performance.  Prospective funds are first classified based on risk, as measured by historical performance, with a focus on downside records and then ranked based on recent performance.  The Advisor believes that investing in other mutual funds will provide the Fund with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Fund could achieve by investing directly in individual portfolio securities.

Since 1976, the Advisor has published a monthly newsletter, NoLoad Fund*X, providing performance data on over 750 funds, including FundX Scores and Ranks, which is the Advisor’s proprietary method used to evaluate and rank funds.  Although the Underlying Funds purchased for the Funds will generally also be highly ranked in NoLoad Fund*X, the Advisor may also invest in funds not included in the newsletter, such as institutional or other mutual funds not available to the general public, but available to the Advisor.

The Advisor uses a proprietary system to classify funds according to risk, based primarily on their historical performance with emphasis on their downside records.  As its secondary selection process, the Advisor then scores and ranks the funds by its proprietary system, based on one-month, three-month, six-month and twelve-month total returns.  Five different classes of funds are categorized based on different risk characteristics, which include:

Class	Risk Profile
Class 1	Most Speculative Funds
Class 2	Speculative Funds
Class 3	High Quality Growth Funds
Class 4	Total Return Funds
Class 5	Fixed-Income Funds

The Underlying Funds in which the Funds invest are principally chosen from the above five categories as described in more detail below under “The Advisor’s Classification Process.”

The Advisor’s Classification Process

The Advisor has constructed four risk classes for equity funds.  Bond funds are grouped into a fifth class.  Using broad categories allows the Advisor to have a full range of investment opportunities available to the Funds.  For instance, rather than isolating international funds from domestic, the Advisor groups them with other funds with similar downside risk.  This allows the best funds to rise to the top, whatever their investment approach may be.  Occasionally, some overlap may occur.  You may find a Class 2 fund showing no more volatility than a typical Class 3 fund.  Furthermore, the Advisor may re-classify funds when new information indicates such change is appropriate.  The descriptions below provide a realistic indication of what might be expected from a fund in each classification.

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Class 1: Growth – Most Speculative Stock Funds
Class 1 includes funds that focus on special investments, industries or market sectors.  Class 1 funds may invest in small, new and/or unseasoned companies.  International funds may concentrate in a particular country or region, including “emerging markets” or economies not considered mature.  These funds may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

Class 2: Growth – Speculative Stock Funds
Class 2 includes funds invested in small - or mid-sized companies.  Many of these funds may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  These funds mostly hold common stocks, but may contain convertible bonds or other instruments.  These funds may have moderate to high portfolio turnover.

Class 3: Growth – Higher Quality Stock Funds
Generally, Class 3 funds are comprised of diversified portfolios invested in well-established companies.  Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions.  International (foreign) or global (foreign and domestic) funds in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan).  Primary objectives among these funds include long-term growth with little emphasis on income.

Class 4: Total Return (or Balanced) Funds
Class 4 funds include a wide variety of investment strategies, usually including common stocks.  Often these funds hold income-generating instruments to lower portfolio volatility.  Some of these funds may use derivative instruments to a limited extent, specifically to lessen volatility, such as futures, put options or short selling.

Class 5: Fixed-Income – Bonds
Generally, Class 5 funds have a primary objective of current income and preservation of capital.  This class is divided into categories of fixed-income securities that are further divided by duration and maturity.  It is not the Advisor’s intention to purchase funds to achieve a particular tax result.

The Funds

FundX Upgrader Fund

Under normal market conditions, the Upgrader Fund will typically maintain a core holding of Class 3 funds.  However, at the Advisor’s discretion, the Upgrader Fund may invest a portion of its portfolio in other classes when the Advisor either perceives greater potential returns by taking additional risk in Class 1 or Class 2 funds, or believes the market dictates that it should be more defensive and hold Class 4 funds.  While the Underlying Funds in Class 3 will generally invest in some fixed-income securities and equity securities of U.S. and foreign companies with a wide range of market capitalization, the Class 1 and Class 2 funds may tend to have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization.  The Advisor considers Underlying Funds whose holdings have an average market capitalization of over $7.5 billion to be large capitalization funds, $2.5 billion to $7.5 billion to be medium capitalization funds and $2.5 billion or less to be small capitalization funds.

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At times, the Upgrader Fund may have exposure to Class 4 funds, with investment objectives that incorporate both income and capital appreciation (e.g., balanced funds), or Class 5 fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade).  Investments in Class 4 and Class 5 funds are intended to reduce the risk and potential volatility of the underlying stocks held by the Underlying Funds in which the Upgrader Fund will invest, although  there can be no assurance that fixed-income Underlying Funds will be able to moderate risk in this
The term investment grade refers to the credit quality of fixed-income securities as established by a recognized rating agency, such as Standard & Poor’s®.
manner.

The Upgrader Fund also may purchase, without limit, shares of international and global Underlying Funds that focus their investment in securities of companies located outside of the U.S., when they meet the Advisor’s selection criteria.  Furthermore, the Upgrader Fund may also invest up to 50% of its assets in Underlying Funds that focus their investment in the equity securities of companies located in countries considered to have emerging markets or developing economies.  The Upgrader Fund considers emerging markets countries to be those defined by the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.

FundX Aggressive Upgrader Fund

Under normal market conditions, the Aggressive Fund may be invested as much as 100% in Underlying Funds from Class 1 and Class 2.  While the Underlying Funds in Class 3 will generally invest in some fixed-income equity securities of U.S. and foreign companies with a wide range of market capitalization, the Class 1 and Class 2 funds may tend to have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization.  In addition, some of the Underlying Funds in which the Aggressive Fund invests may engage in short sale transactions.

The Aggressive Fund also may purchase, without limit, shares of international and global Underlying Funds that focus their investment in securities of companies located outside of the U.S., when they meet the Advisor’s selection criteria.  Furthermore, the Aggressive Fund may also invest up to 50% of its assets in Underlying Funds that focus their investment in the equity securities of companies located in countries considered to have emerging markets or developing economies.  The Aggressive Fund considers emerging markets countries to be those defined by the MSCI Emerging Markets Index.

FundX Conservative Upgrader Fund

Under normal market conditions, the Conservative Fund will invest substantially in shares of Class 3 funds.  These Underlying Funds generally invest in equity securities of U.S. and foreign companies with a wide range of market capitalization.  In addition, the Conservative Fund will generally have significant exposure to Class 4 funds, with investment objectives that incorporate both income and capital appreciation (e.g., balanced funds), and Class 5 fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade).  Investments in Class 4 and Class 5 funds are intended to reduce the risk and potential volatility of the underlying stocks held by Underlying Funds which the Conservative Fund will hold, although there can be no assurance that fixed-income Underlying Funds will be able to moderate risk in this manner.

The Conservative Fund also may purchase, without limit, shares of international and global Underlying Funds that invest in securities of companies located outside of the U.S., when they meet the Advisor’s selective criteria. Furthermore, the Conservative Fund may also invest up to 50% of its assets in Underlying Funds that invest in the equity or debt securities of companies located in countries considered to have emerging markets or developing economies.  The Conservative Fund considers emerging markets countries to be those defined by the MSCI Emerging Markets Index.

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FundX Flexible Income Fund

Under normal market conditions, the Flexible Income Fund invests exclusively in shares of Class 4 and Class 5 funds.  These Underlying Funds will generally possess investment objectives that incorporate both income and capital appreciation (e.g., balanced funds), or fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade).  Under many circumstances, the Flexible Income Fund will be invested in pure fixed-income Underlying Funds that may include any type of fixed-income security (e.g., high-yield, convertible bonds, etc.).  In fact, to best take advantage of the current economic and interest rate environment, it is anticipated that the Flexible Income Fund will actively vary its investments in fixed-income Underlying Funds among those holding securities with disparate maturities and credit qualities.

By maintaining an emphasis on fixed-income allocations, the Advisor will cushion market volatility during periods of decline in the equity market.  While the fixed-income component of the Flexible Income Fund may not strictly adhere to the upgrading investment strategy, the Advisor will focus on those equity funds determined to be the current top performing funds within Class 4.  It is possible that the Flexible Income Fund will, at times, gain some low to modest level of capital appreciation from its investments in equity funds.

The Flexible Income Fund also may purchase, without limit, shares of international and global Underlying Funds that invest in securities of companies located outside of the U.S., when they meet the Advisor’s selection criteria.  Furthermore, these investments may include Underlying Funds that invest significant amounts of their portfolios in the securities of companies located in countries considered to have emerging markets or developing economies.  The Flexible Income Fund considers emerging markets countries to be those defined by the MSCI Emerging Markets Index.

All Funds

Please remember that the Funds are independent from any of the Underlying Funds in which they invest and have little voice in or control over the investment practices, policies or decisions of those Underlying Funds.  If a Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that Underlying Fund, which may entail losses.  An Underlying Fund may limit a Fund’s ability to sell its shares of the Underlying Fund at certain times. In these cases, such investments will be considered illiquid and subject to the Fund’s overall limit on illiquid securities.  For example, no Underlying Fund is required to redeem any of its shares owned by a Fund in an amount exceeding 1% of the Underlying Fund’s shares during any period of less than 30 days.  As a result, to the extent that a Fund owns more than 1% of an Underlying Fund’s shares, the Fund may not be able to liquidate those shares promptly in the event of adverse market conditions or other considerations.  Also, the investment advisors of the Underlying Funds in which a Fund invests may simultaneously pursue inconsistent or contradictory courses of action.  For example, one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by another Underlying Fund, with the result that the Fund would incur an indirect brokerage expense without any corresponding investment or economic benefit.

Furthermore, the Funds will normally invest only in Underlying Funds that do not impose up-front sales loads, deferred sales loads, distribution fees of more than 0.25% or redemption fees.  If a Fund invests in an Underlying Fund that normally charges an up-front sales load, it may use available sales load waivers and quantity discounts to eliminate the sales load.  However, this policy does not preclude the Funds from investing in Underlying Funds with sales related expenses, redemption fees or service fees in excess of 0.25%.

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Each Fund is actively managed and has no restrictions upon portfolio turnover; however, the Advisor does not anticipate that a Fund’s annual portfolio turnover rate will substantially be in excess of 200% on a regular basis.  A high portfolio turnover rate (100% or more) may result in the realization and distribution of higher capital gains to Fund shareholders and may mean a higher tax liability.  A high portfolio turnover rate may also lead to higher transaction costs, which could negatively affect a Fund’s performance.

For temporary defensive purposes under abnormal market or economic conditions, a Fund may hold all or a portion of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  A Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.  To the extent a Fund is invested in such defensive instruments, the Fund may not achieve its investment objective.

Up to 25% of a Fund’s assets may be invested in shares of a single Underlying Fund.  A Fund may invest in Underlying Funds that are permitted to invest more than 25% of their assets in a single industry and may also invest in Underlying Funds that are themselves non-diversified.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Underlying Funds.  The acquisition of shares of the Underlying Funds by the Funds is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by an exemptive order obtained by the Underlying Funds that permits registered investment companies such as the Funds to invest in the Underlying Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with the Underlying Fund regarding the terms of the investment.

Principal Risks of Investing in the Funds

Although the Funds principally invest in any number of Underlying Funds, this investment strategy does not eliminate investment risk.  Therefore, there is no assurance that the Funds will achieve their investment objectives.  Since the prices of securities in the Underlying Funds may fluctuate, the value of your investment in the Funds may fluctuate and you could lose money.  The following list sets forth more information about the principal risks that apply to the Funds.  The following risks apply to each Fund unless otherwise noted.

GENERAL MARKET RISK - The Funds’ assets will be invested in Underlying Funds that themselves invest primarily in equity securities.  The value of your investment in each Fund depends on the value of the Underlying Funds it owns.  In turn, the value of each of the Underlying Funds depends on the market value of the equity securities in which it has invested.  General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.   Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short term volatility of a Fund.

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MANAGEMENT RISK -   Management risk describes a Fund’s ability to meet its investment objective based on the Advisor’s success or failure at implementing investment strategies for the Fund.  The value of your investment in a Fund is subject to the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

UPGRADING STRATEGY RISK - The Funds employ an “upgrading” strategy whereby they continually seek to invest in the top-performing funds at a given time.  When investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.  Furthermore, focusing on current market leaders may expose the Funds to concentration risk.

SMALL COMPANY RISK - The Upgrader Fund, the Aggressive Fund and the Conservative Fund may invest in Underlying Funds that invest in small capitalization companies.  As a result, your investment will be subject to small company risk.  Small company risk is the risk that, due to limited product lines, markets or financial resources, dependence on a relatively small management group or other factors, small companies may be more vulnerable than larger companies to adverse business or economic developments.  Securities of small companies are generally less liquid and more volatile than securities of larger companies or the market averages.  In addition, small companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.  In addition, the performance of an Underlying Fund may be adversely affected during periods when the smaller capitalization stocks are out-of-favor with investors.  Under normal market conditions, the Advisor intends to hold small company funds only when small company stocks are outperforming large company stocks.

INTEREST RATE AND CREDIT RISK - The Underlying Funds comprising the Upgrader Fund, the Conservative Fund and the Flexible Income Fund’s portfolios may hold bonds and other fixed-income securities.  Underlying Funds of this type invest a portion of their assets in bonds, notes and other fixed-income and convertible securities, as well as preferred stock.  Generally, the value of a fixed-income portfolio will decrease when interest rates rise and increase when interest rates fall.  Therefore, an Underlying Fund’s NAV will fluctuate in response to changes in interest rates.  Also, fixed-income securities with longer maturities generally involve greater interest rate risk than securities with shorter maturities.  In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed-income securities and the market’s perception of that issuer’s ability to repay principal and interest when due can also affect the value of fixed-income securities held by an Underlying Fund.

HIGH-YIELD RISK - The Flexible Income Fund may invest in Underlying Funds that focus its investments in securities rated below investment grade.  Furthermore, the Underlying Funds owned by the Upgrader Fund and the Conservative Fund may also invest in such bonds.  Fixed-income securities receiving the lowest investment grade rating may have speculative characteristics, and, like securities rated below investment grade, when compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in adverse economic conditions or other circumstances.  High-yield, high risk and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity and fluctuations in value due to public perception of the issuer of such securities.

FOREIGN SECURITIES RISK - One or more Underlying Funds may invest in the securities of foreign companies.  As a result, such Underlying Fund would be subject to foreign securities risk.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

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EMERGING MARKETS RISK - In addition to developed markets, Underlying Funds may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity.

NON-DIVERSIFICATION RISK – While the Funds themselves are diversified, some of the Underlying Funds may invest in a limited number of issuers and therefore, may be non-diversified.  Because such an Underlying Fund focuses its investments in a limited number of issuers, its NAV and total return may fluctuate or decline more in times of weaker markets than a more diversified mutual fund.

CONCENTRATION RISK – It is anticipated that the Upgrader Fund, the Aggressive Fund and the Conservative Fund will invest in Underlying Funds with concentrated investments.  In the case of an Underlying Fund that concentrates its investments in a particular industry or sector, events may occur that impact that industry or sector more significantly than the stock market as a whole.  Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.

DERIVATIVE RISK - Some Underlying Funds may use derivative instruments which derive their value from an underlying asset, currency or index.  Investments in such Underlying Funds may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying Fund may lose more than the initial amount invested in the derivative.  Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which would result in a loss.

SHORT SALES RISK - Some of the Underlying Funds in which the Upgrader Fund and the Aggressive Fund invest will engage in short sales, which may cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.  This would occur if the lender required such Underlying Fund to deliver the securities it borrowed at the commencement of the short sale and it was unable to borrow the securities from other securities lenders.  Furthermore, until an Underlying Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale.  This could cause a Fund’s performance to suffer to the extent it invests in such an Underlying Fund.

LEVERAGE RISK - Some Underlying Funds may borrow money for leveraging.  Interest expenses may exceed the income from the assets purchased with such borrowings.  While the interest obligation resulting from borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the NAV per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

Portfolio Holdings Information

The Funds’ portfolio holdings are disclosed quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders, and in the quarterly holdings report on Form N-Q.  In addition, the Funds’ disclose a complete list of the Funds’ month-end portfolio holdings, on or about the fifth business day of the following month on their website at www.upgraderfunds.com.  The month-end portfolio holdings for the Funds will remain posted on the website until next updated with a required regulatory filing with the Securities and Exchange Commission (“SEC”). (The portfolio holdings information for each Fund is available by clicking the hyperlink of the Fund’s name located on the Fund information page at www.upgraderfunds.com/whoinv.com, or by clicking the hyperlink of the Fund’s ticker symbol on any page.)  Portfolio holdings information posted on the Funds’ website may be separately provided to any person commencing the day after it is first published on the website.  A more detailed description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

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Investment Advisor to the Funds

DAL Investment Company, LLC, is the investment advisor to the Funds.  The Advisor is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104.  The Advisor has been providing investment advisory services to individual and institutional investors since 1969.  The Advisor pioneered the use of no-load mutual funds for managing large personal, corporate and retirement accounts.  As of December 31, 200 8 , the Advisor had approximately $ 1.34 billion in assets under management.  The Advisor supervises each Fund’s investment activities and determines which investments are purchased and sold by the Funds.  The Advisor also furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.  Under an investment advisory agreement with the Funds, each Fund compensates the Advisor for its investment advisory services.  The Upgrader Fund, the Aggressive Fund and the Conservative Fund each pay the Advisor a monthly management fee that is calculated based on each Fund’s average daily net assets at the annual rate of 1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.  The Flexible Income Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 0.70% of the Fund’s average daily net assets.  For the fiscal year ended October 31, 200 8 , the Advisor received net management fees as a percentage of average daily net assets of 0.96% from the Upgrader Fund, 1.00% from the Aggressive Fund, 1.00% from the Conservative Fund, and 0.70% from the Flexible Income Fund.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement with the Advisor is available in the Funds’ Annual Report to shareholders for the most recent period ended October 31.

Fund Expenses

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that Net Annual Fund Operating Expenses will not exceed 1.50% of the average daily net assets for each of the Upgrader Fund, the Aggressive Fund and the Conservative Fund, and 0.99% for the Flexible Income Fund (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses).  Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by a Fund if requested by the Advisor, and if the Board approves such reimbursement in subsequent fiscal years.  For the fiscal year ended October 31, 200 8 , the Advisor recouped fees in the amount of 0.06 % for the Flexible Income Fund .   This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

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Portfolio Managers and Members of the Investment Committee

Investment decisions for each of the Funds are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor’s organization.  No one person is solely responsible for the day-to-day management of a Fund’s portfolio.  The members of the investment committee are listed in the table below.

Name	Title	Tenure
Janet Brown	President and Portfolio Manager	1978
Sean McKeon	Portfolio Manager	1990
Bernard Burke	Portfolio Manager and Chief Compliance Officer	1992
Martin DeVault	Portfolio Manager	1992
Jason Browne	Portfolio Manager	2000

Each member of the investment committee is jointly and primarily responsible for the day-to-day management of the Funds’ portfolios.  There is no lead portfolio manager.  There are no limitations or restrictions on any one portfolio manager’s role relative to the other portfolio managers on the investment committee.  Each portfolio manager generally serves as a research analyst.  The investment committee discusses investment ideas and the overall structure of a portfolio using the upgrading investment strategy.  Investment decisions are then made collectively by the investment committee.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Funds.

Shareholder Information

Pricing Fund Shares

A fund’s share price is known as its NAV.  The NAV is determined by dividing the value of a Fund’s securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all expenses and liabilities, by the number of shares outstanding ((assets – liabilities) / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  A Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “Buying Fund Shares”) by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“ Transfer Agent ”), or an authorized financial intermediary by the close of regular trading on the NYSE will be processed at that day’s NAV.  Transaction orders received after the close of regular trading on the NYSE will receive the next day’s NAV.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  In such cases, fair value determinations may be made as described below under procedures adopted by the Board.

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Fair Value Pricing

The assets of each Fund consist primarily, if not exclusively, of shares of Underlying Funds valued at their respective NAVs.  The prospectuses for the Underlying Funds should explain the circumstances under which they will use fair value pricing, as well as the effects of using fair value pricing.  There may be situations when a Fund is unable to receive an NAV from an Underlying Fund.  In such case, shares of an Underlying Fund will be valued at their fair market value as determined in good faith under procedures adopted by the Board.  The NAV of a Fund will fluctuate with the value of the securities held by the Underlying Funds in which it principally invests.

There can be no assurance that the Funds can purchase or sell a share of an Underlying Fund at the price used to calculate the Funds’ NAVs.  In the case of fair valued Underlying Fund shares, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a the present value of a share of an Underlying Fund.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of shares of an Underlying Fund may be less frequent and of greater magnitude than changes in the price of a Fund valued by an independent pricing service, or based on market quotations.

Buying Fund Shares
To open an account, you must	Minimum Investments	To Open Your Account	To Add to Your Account
make a minimum initial	Regular Accounts	$2,500	$100
investment as listed in the table	Retirement Accounts	$1,000	$100
below.	Automatic Investment Accounts	$500	$100

You may purchase shares of a Fund by completing an Account Application.  Your order will not be accepted until the Account Application is received by the Fund or the Transfer Agent .  Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution. The Funds will not accept payment in cash, money orders and cashier’s checks unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.  If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.  The Funds do not issue share certificates.  The Funds reserve the right to reject any purchase in whole or in part.  These minimums can be changed or waived by the Advisor at any time.

The Funds reserve the right to reject any purchase order, in whole or in part, if such rejection is in a Fund’s best interest.  For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large it would disrupt the management of a Fund or would not otherwise be in the best interest of long-term shareholders.  If a Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  Each Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

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Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

PATRIOT Act

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, a Fund may temporarily limit transactions or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

By Mail

To purchase shares by mail, simply complete and sign the enclosed Account Application and mail it, along with a check made payable to the name of the Fund for which you wish to invest to the address listed below.

To make subsequent investments, write your account number on a check made payable to the applicable Fund and mail it together with the most recent confirmation statement received from the Transfer Agent in the envelope provided with your statement or send to the address listed below.

Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

By Telephone

If you have completed the “Account Features” section of the Account Application and your account has been open for at least 15 days, you may purchase additional shares of the Fund by calling toll free at (866) 455-FUND [3863].  Telephone orders, in amounts of $100 or more, will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone .  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, on a day when the NYSE is open, shares will be purchased at the NAV calculated on that day.  For security reasons, requests by telephone will be recorded.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your purchase request in writing.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

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By Wire
Initial Investment
If you are making an initial investment in the Funds, before you wire funds, please contact the Transfer Agent by phone at (866) 455-FUND [3863] to make arrangements with a telephone customer service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your Account Application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at (866) 455-FUND [3863] to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund you are purchasing, your account number and your name so your wire can be correctly applied.

Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact the Transfer Agent at (866) 455-FUND [3863] to advise them of your intent to wire funds.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent .  Your bank may charge you a fee for sending a wire to a Fund.

Your bank should transmit available funds by wire in your name to:

U.S. Bank, National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA #:  075000022
Credit:    U.S. Bancorp Fund Services, LLC
Account #:   112-952-137
FFC:               [Name of Fund]
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Through a Financial Intermediary
You may buy and sell shares of a Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the applicable Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Fund.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and maintains your individual ownership records.  The Funds may pay Financial Intermediaries for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with a Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

25

Automatic Investment Plan

For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial minimum investment of $500, you authorize a Fund to withdraw the amount that you wish to invest from your personal bank account on a monthly basis.  The AIP requires a minimum investment of $100.  If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the Account Application  or call the Funds at (866) 455-FUND [3863].  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.

The Funds may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP at any time by notifying the Transfer Agent by telephone or in writing, at least five days prior to the effective date of the next transaction.

Retirement Plan

The Funds offer an individual retirement account (“IRA”) plan.  You may obtain information about opening an IRA by calling (866) 455-FUND [3863].  If you wish to open another type of retirement plan, please contact your Financial Intermediary.

Asset Allocation/Re-Allocation Program

To participate in the Asset Re-Allocation Program, you must complete the “Asset Re-Allocation Program” section of the Account Application or contact the Transfer Agent in writing.  This program allows direct shareholders to assign their account to a pre-defined model based on their risk/return objectives.  The model allocations automatically rebalance on a quarterly basis.  Your investments will be allocated and rebalanced on a quarterly basis between funds according to your investment goals.  The Funds may terminate or modify this privilege at any time.  You may change or terminate your participation in the program at any time by notifying the Transfer Agent by telephone or in writing.  Exercising the re-allocation privilege could consist of two transactions:  a sale of shares in one Fund and the purchase of shares in another.  As a result, there may be tax consequences of the re-allocation.  A shareholder could realize short- or long-term capital gains or losses.

Selling (Redeeming) Fund Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Funds or with your Financial Intermediary.  You may redeem part or all of your Fund shares at the next determined NAV after a Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail

You may redeem your shares by simply sending a written request to the Transfer Agent at the address listed below.  Please provide the name of the Fund, your account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include signature guarantees, if applicable.   (Please see “Account and Transaction Policies” below).   Redemption requests will not become effective until all documents have been received in good form by the Funds.  The Funds may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary or a surviving joint owner.  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

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Shareholders who have an IRA must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to:

Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

By Telephone or Wire

You may redeem Fund shares by completing the “Account Features” portion of the Account Application.  You may also request telephone redemption privileges after your account is opened by sending a written request to the Transfer Agent .  Your request may also require a signature guarantee. If you have a retirement account, you may not redeem shares by telephone.   During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.    If you are unable to contact the Fund by telephone , you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem up to $100,000 in shares by calling the Transfer Agent at (866) 455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Funds’ records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer through the ACH network to your pre-designated bank account. The minimum amount that may be wired is $1,000.  Wire charges, if any, will be deducted from your redemption proceeds on a complete or share certain redemption.  In the case of a partial or dollar certain redemption, the wire fee will be deducted from the remaining account balance.  There is no charge to have redemption proceeds sent via ACH; however, credit may not be available in your bank account for 2-3 days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.  If you wish to redeem shares within 30 days of an address change, you should submit a written request to the Transfer Agent with your signature(s) guaranteed.

Prior to executing instructions received to redeem shares by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone transaction request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized requests.   The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

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Through a Financial Intermediary

You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Funds and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Plan

You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  You may establish a SWP on any account and in any amount you choose.  If you elect this method of redemption, the applicable Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Funds.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Redemption Fee and Market Timing

The Funds expect that some portion of their assets will come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies.  These strategies often call for frequent trading to take advantage of anticipated changes in market conditions.  Because the Funds fully disclose their portfolio holdings monthly, they could be subject to such trading activity, especially when substantially invested in international or certain fixed-income funds.  As the Funds do not invest in individual securities, the Funds believe that there is little likelihood of a material impact to their shareholders as a result of frequent trading.  The Funds, therefore, do not generally see a need to restrict the frequency of purchases and redemptions and the Board has approved this policy.  However, shareholders controlling greater than 5% of assets in any one FundX Upgrader Fund will be restricted to no more than four “round trips” through that Fund during any 12 month period.  A round trip is an exchange or redemption out of the Fund followed by an exchange or purchase back into the same Fund.  The Funds will look at both individual account holders as well as groups of accounts that are traded by a single entity (e.g. registered investment advisors) when determining which shareholders control greater than 5% of a Fund.  With respect to omnibus accounts, the Funds will “look through” to the underlying shareholders when determining the 5% threshold.  The Funds will notify shareholders who, in their determination, have exceeded the 5% threshold.

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The risks associated with market timing activity and high portfolio turnover may have a negative impact on long-term investors.  Short-term investors who engage in frequent purchases and redemptions can create some transaction costs that are borne by all shareholders.  Frequent trading could increase the rate of a Fund’s portfolio turnover.  The tax effects (and some trading costs) associated with portfolio turnover may adversely affect a Fund’s performance.  In addition, large movements of assets into and out of a Fund may negatively impact the Fund’s ability to achieve its investment objectives or its desired level of operating expenses.  For these reasons, each Fund assesses a 2.00% redemption fee on redemptions or exchanges of shares held for less than 30 days.  The Funds will use the first-in, first-out (“FIFO”) method to determine the 30 day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 30 days, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in a Fund for a 30 day period from the date of purchase.  The fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders.  This fee does not apply to (i) shares purchased through reinvested dividends or capital gains; (ii) Fund redemptions under the Fund’s SWP; (iii) the redemption of shares previously purchased under an AIP; or (iv) the involuntary redemption of low balance accounts.  The Fund reserves the right to change the terms and amount of this fee upon at least a 60-day written notice to shareholders.  Also, the redemption fee will not apply to the redemption of shares through automated rebalancing associated with the Fund’s Asset Re-Allocation program.

Although the Funds have the goal of applying this redemption fee to redemptions of shares held for less than 30 days, the Funds may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  These may include, but are not limited to, 401(k) and other employer-sponsored retirement plans (excluding IRA and other 1-person plans).  While the Funds have entered into information sharing agreements with such Financial Intermediaries which contractually requires such Financial Intermediaries to provide the Funds with information relating to their customers investing in the Funds through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Funds are required to rely on information from the Financial Intermediary as to the applicable redemption fee, the Funds cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.  The redemption fee also will be applied to exchanges between other FundX Funds if the shares are purchased and held for less than 30 days.

Please bear in mind that the Funds are not in a position to monitor all trading behavior and do not feel that adding the costs of establishing such a process would benefit Fund shareholders.  However, the Funds may track the behavior of any shareholders that appear, in the Advisor’s opinion, to disrupt the management of the Funds.  In addition to the establishment of a redemption fee, to help protect the interests of long-term investors and reward them for their commitment to the Funds’ strategies, the Funds may close any shareholder account to new purchases when, in the opinion of the Funds’ Advisor, in its sole discretion, the trading activity is disruptive to the management of a Fund.  The Funds reserve the right, in their sole discretion to identify trading activity as disruptive or abusive.  At all times, the Funds will act on behalf of the best interest of their long-term shareholders.

Account and Transaction Policies

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date. Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus.

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Low Balance Accounts
Each Fund may redeem the shares in your account if the value of your account is less than $2,500 as a result of redemptions you have made, but not as a result of a decline in the NAV of a Fund or for market reasons.  This does not apply to retirement plans.  You will be notified that the value of your account is less than $2,500 before a Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $2,500 before a Fund takes any action.

Redemption “In-Kind”
Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  The Funds do not expect to do so except in unusual circumstances.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.   A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Signature Guarantees
A signature guarantee may be required for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

●	For all redemption requests in excess of $100,000;

●	If a change of address request has been received by the Transfer Agent within the last 30 days;

●	If ownership is changed on your account;

●	When redemption proceeds are payable or sent to any person, address or bank account not on record;

●	For written requests to wire redemption proceeds (if not previously authorized on the account); and

●	When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund(s) and /or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.  Signatures guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

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How to Exchange Fund Shares

Shareholders of record, including financial institutions and intermediaries, may exchange shares of a Fund for shares of another FundX Fund, including FundX Funds offered in a separate prospectus, on any business day by contacting the Transfer Agent directly.  This exchange privilege may be changed or canceled by a Fund at any time upon a 60-day written notice to its shareholders.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another.   Redemption fees may apply.   As a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV.

You may also exchange shares of any or all of an investment in the Funds for Class A shares of the First American Prime Obligations Fund (the “First American Fund”).  This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions.  Before exchanging into the First American Fund, you should read its prospectus.  To obtain the First American Fund’s prospectus and the necessary exchange authorization forms, call the Transfer Agent .  This exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Advisor of an investment in the First American Fund.

You may exchange your shares by notifying the Transfer Agent by telephone or in writing. Exchanges may be made in amounts of $1,000 or more and are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise.  You should give your account number and the number of shares or dollar amount to be exchanged.  The letter should be signed by all of the shareholders whose names appear on the account registration.  You may also exchange Fund shares by calling the Transfer Agent at (866) 455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time, on any day the NYSE is open for regular trading.  If you are exchanging shares by telephone, you will be subject to certain identification procedures that are listed under the “Selling (Redeeming) Fund Shares” section.

Service Fees and Other Third Party Payments

The Funds may pay service fees to Financial Intermediaries, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Funds. Such payments and compensation are in addition to service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Advisor may also pay cash compensation in the form of finders fees that vary depending on the Fund and the dollar amount of the shares sold.

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Distribution and Taxes

Dividends and Distributions

The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in January. Each Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.  In addition, if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the applicable Fund’s then current NAV and to reinvest all subsequent distributions.  If you wish to change your distribution option, write to the Transfer Agent sufficiently in advance of the payment date of the distribution.

Taxes

Each Fund intends to make distributions of ordinary income and capital gains.  In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain.  Dividends and Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains are taxable as long-term capital gains regardless of how long you have held your shares.  A portion of the ordinary income dividends paid to you by a Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates for individual shareholders or for the dividends-received deduction for corporate shareholders, provided certain requirements are met .  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Ordinary dividends generally consist of a Fund’s investment company taxable income (which includes, among other items, a Fund’s income derived from dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses), and capital gain dividends generally consist of a Fund’s net capital gain (which is the excess of net long-term capital gains over net short-term capital losses).

The sale of assets by the Fund, such as the sale of Underlying Funds, may result in the realization of taxable gain or loss by the Fund.  The amount of such gain or loss will depend on the difference between the Fund’s adjusted tax basis for the assets being sold and the amount realized from the sale.  Such gain or loss will generally be long-term capital gain or loss if the Fund held the assets for more than one year prior to their sale, and short-term capital gain or loss if the Fund held the assets for one year or less prior to their sale.  High portfolio turnover thus could result in: (1) increased net short-term capital gain realized by the Fund and distributed to you as ordinary dividends; and (2) increased net long-term capital gain realized by the Fund and distributed to you as capital gain dividends.  As described above, the actual impact of high portfolio turnover will depend on specific facts related to the value of the Fund’s assets, the Fund’s adjusted tax basis for such assets when they are sold, and the length of time that the Fund held such assets before they were sold.

Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in October, November, or December, but paid in January are taxable as if they were paid in December.

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If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you exchange or sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

By law, each Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.

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Financial Highlights

These tables show the Funds’ financial performance for the fiscal years shown.  Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information was audited by Tait, Weller & Baker LLP, the Funds’ Independent Registered Public Accounting Firm.  Their report and the Funds’ financial statements are included in the Funds’ most recent Annual Report to shareholders.

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FundX Upgrader Fund
Financial Highlights For a capital share outstanding throughout each year

	Years Ended October 31,
	2008	2007	2006	2005	2004

Net asset value, beginning of period	$49.65	$40.54	$35.62	$31.44	$28.51

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.74	0.42	(0.03)	0.30	(0.19)
Net realized and unrealized gain (loss) on investments	(20.21)(2)	11.70	7.17	4.58	3.12
Total from investment operations	(19.47)	12.12	7.14	4.88	2.93

LESS DISTRIBUTIONS:
From net investment income	(0.74)	(0.42)	(0.01)	(0.29)	–
From net realized gain	(3.60)	(2.59)	(2.22)	(0.42)	–
Distribution in excess	(0.12)	–	–	–	–
Total distributions	(4.46)	(3.01)	(2.23)	(0.71)	–
Paid-in capital from redemption fees	0.00(3)	0.00(2)	0.01	0.01	–
Net asset value, end of period	$25.72	$49.65	$40.54	$35.62	$31.44
Total return	(42.67)%(2)	31.55%	20.70%	15.74%	10.28%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$471.5	$941.3	$656.0	$338.7	$228.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.16%	1.15%	1.23%	1.27%	1.31%
After expenses absorbed(5)	1.11%	1.11%	1.19%	1.27%	1.31%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.78%	0.85%	(0.14)%	0.84%	(0.73)%
After expenses absorbed(6)	1.83%	0.89%	(0.10)%	0.84%	(0.73)%(3)
Portfolio turnover rate	167%	84%	112%	129%	139%
(1)	Recognition of net investment income by the Upgrader Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement of net realized loss on investments on the disposal of investments held in violation of restrictions.  This reimbursement comprises $0.006 of the Fund’s NAV as of October 31, 2008 and 0.02% of its total return for the fiscal year ended October 31, 2008.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.16% , 1.15% and 1.23% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

(6)
Excluding expenses paid indirectly, the ratio of net investment (loss) to average net assets would have been 1.77%, 0.85% and (0.14)% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

35

FundX Aggressive Upgrader Fund
Financial Highlights For a capital share outstanding throughout each year

	Years Ended October 31,
	2008	2007	2006	2005	2004

Net asset value, beginning of period	$58.51	$44.20	$38.09	$32.60	$30.81

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.84	0.37	(0.04)	0.18	(0.21)
Net realized and unrealized gain (loss) on investments	(24.84)	15.86	7.67	6.05	2.01
Total from investment operations	(24.00)	16.23	7.63	6.23	1.80

LESS DISTRIBUTIONS:
From net investment income	(0.84)	(0.36)	–	(0.31)	(0.01)
From net realized gain	(4.23)	(1.58)	(1.58)	(0.45)	–
Distribution in excess	(0.21)	–	–	–	–
Total distributions	(5.28)	(1.94)	(1.58)	(0.76)	(0.01)
Paid-in capital from redemption fees	0.01	0.02	0.06	0.02	–
Net asset value, end of period	$29.24	$58.51	$44.20	$38.09	$32.60
Total return	(44.63)%	37.99%	20.52%	19.41%	5.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$157.2	$330.1	$234.8	$70.4	$40.6
RATIO OF EXPENSES TO AVERAGE NET ASSETS(2):
Before fees waived and expenses absorbed	1.23%	1.24%	1.28%	1.42%	1.51%
After fees waived or recouped(3)	1.20%	1.20%	1.27%	1.50%	1.50%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(2):
Before fees waived and expenses absorbed	1.76%	0.70%	(0.14)%	0.42%	(0.77)%
After fees waived or recouped(4)	1.79%	0.74%	(0.13)%	0.34%	(0.76)%
Portfolio turnover rate	181%	95%	119%	116%	187%
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.23% , 1.24% and 1.31% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

(4)
Excluding expenses paid indirectly, the ratio of net investment (loss) to average net assets would have been 1.76%, 0.70% and (0.18)% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

36

FundX Conservative Upgrader Fund
Financial Highlights For a capital share outstanding throughout each year

	Years Ended October 31,
	2008	2007	2006	2005	2004

Net asset value, beginning of period	$40.09	$35.89	$32.11	$30.06	$27.34

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.71	0.55	0.25	0.56	(0.23)
Net realized and unrealized gain (loss) on investments	(11.00)(2)	5.55	5.28	2.65	3.30
Total from investment operations	(10.29)	6.10	5.53	3.21	3.07

LESS DISTRIBUTIONS:
From net investment income	(0.76)	(0.43)	(0.32)	(0.49)	--
From net realized gain	(2.81)	(1.48)	(1.44)	(0.67)	(0.35)
Total distributions	(3.57)	(1.91)	(1.76)	(1.16)	(0.35)
Paid-in capital from redemption fees	0.01	0.01	0.01	0.00(3)	--
Net asset value, end of period	$26.24	$40.09	$35.89	$32.11	$30.06
Total return	(27.81)%(2)	17.68%	17.82%	10.84%	11.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$61.5	$104.6	$78.3	$43.8	$28.0
RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.29%	1.27%	1.36%	1.48%	1.66%
After fees absorbed or recouped(5)	1.24%	1.25%	1.45%	1.50%	1.50%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	2.10%	1.34%	0.72%	1.59%	(1.10)%
After fees absorbed or recouped(6)	2.15%	1.36%	0.63%	1.57%	(0.94)%
Portfolio turnover rate	156%	101%	111%	107%	130%
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement of net realized loss on investments on the disposal of investments held in violation of restrictions.  This reimbursement comprises $0.009 of the Fund’s NAV as of October 31, 2008 and 0.02% of its total return for the fiscal year ended October 31, 2008.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.29%, 1.30% and 1.50% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

(6)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 2.10%, 1.30% and 0.58% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

37

FundX Flexible Income Fund
Financial Highlights For a capital share outstanding throughout each year

	Years Ended October 31,
	2008	2007	2006	2005	2004

Net asset value, beginning of period	$30.93	$29.46	$28.33	$28.71	$27.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	1.04	1.08	1.23	1.10	0.87
Net realized and unrealized gain (loss) on investments	(2.05)	1.35	0.99	(0.34)	0.79
Total from investment operations	(1.01)	2.43	2.22	0.76	1.66

LESS DISTRIBUTIONS:
From net investment income	(0.38)	(0.96)	(1.09)	(1.09)	(0.70)
From net realized gain	(0.86)	–	–	(0.06)	(0.22)
Total distributions	(1.24)	(0.96)	(1.09)	(1.15)	(0.92)
Paid-in capital from redemption fees	0.00(2)	0.00(2)	0.00(2)	0.01	—
Net asset value, end of year	$28.68	$30.93	$29.46	$28.33	$28.71
Total return	(3.39)%	8.43%	8.06%	2.70%	6.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$146.6	$133.2	$70.2	$38.7	$22.8
RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	0.93%	0.95%	1.09%	1.27%	1.45%
After fees waived and expenses absorbed(4)	0.94%	0.93%	0.93%	0.99%	0.99%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	3.82%	4.33%	4.54%	4.08%	2.90%
After fees waived and expenses absorbed(5)	3.81%	4.35%	4.70%	4.36%	3.36%
Portfolio turnover rate	125%	51%	76%	83%	192%
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Excluding expenses paid indirectly, the ratio of expense to average net assets would have been 0.995, 0.99% and 0.99% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

(5)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 3.76%, 4.29% and 4.64% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

38

Privacy Notice

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms,
●	Information you give us orally, and
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

This page is not a part of the Prospectus.

FundX Upgrader Fund
FundX Aggressive Upgrader Fund
FundX Conservative Upgrader Fund
FundX Flexible Income Fund

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”): The SAI of the Funds provides more detailed information about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus.  It is legally a part of the Prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders.  In the Funds’ Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You can obtain free copies of these documents, request other information, or make general inquiries about the Funds by contacting the Funds at:

[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: (866) 455-FUND [3863]
[www.upgraderfunds.com]

You can review and copy information including the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission, 100 F Street, N.E. Washington, D.C. 20549-0102.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder Reports and other information about the Funds are also available:

·	Free of charge from the Fund’s website at www.upgraderfunds.com; or

·	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.; or

·	For a fee, by writing to the Public Reference Room of the SEC , Washington, DC 20549-0 213 ; or

·	For a fee, by email request at www.publicinfo@sec.gov.

(1940 Act File Number 811-05037)

STATEMENT OF ADDITIONAL INFORMATION
February 28, 200 9

FundX Upgrader Fund
FundX Aggressive Upgrader Fund
FundX Conservative Upgrader Fund
FundX Flexible Income Fund

235 Montgomery Street, Suite 1049
San Francisco, California 94104
(415) 986-7979

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated February 28, 200 9 , as may be revised, of the FundX Upgrader Fund (the “Upgrader Fund”), the FundX Aggressive Upgrader Fund (“Aggressive Fund”), the FundX Conservative Upgrader Fund (“Conservative Fund”) and the FundX Flexible Income Fund (“Flexible Income Fund”) (each a “Fund,” collectively, the “Funds”), advised by DAL Investment Company, LLC (the “Advisor”), series of Professionally Managed Portfolios (the “Trust”).  A copy of the Funds’ Prospectus is available by calling the number listed above or (866) 455-FUND [3863] or on the Fund’s website at www.upgraderfunds.com.

The Funds’ most recent Annual Report to shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Funds’ Annual Report dated October 31, 200 8 as filed with the Securities and Exchange Commission (“SEC”).

B-1

THE TRUST	3
INVESTMENT POLICIES AND RISKS	3
Other Investment Companies	4
Equity Securities	4
Fixed-Income Securities	6
Foreign Investments and Currencies	7
Leverage through Borrowing	8
Fund Borrowing	8
When-Issued Securities	9
Options and Futures	9
Swap Contracts	12
Securities Lending	14
Short Sales	14
Short-Term Investments	14
INVESTMENT RESTRICTIONS	16
PORTFOLIO TURNOVER	17
PORTFOLIO HOLDINGS INFORMATION	18
TRUSTEES AND EXECUTIVE OFFICERS	19
PROXY VOTING POLICIES AND PROCEDURES	23
THE FUNDS’ INVESTMENT ADVISOR	26
SERVICE PROVIDERS	28
Administrator, Transfer Agent and Fund Accountant	28
Independent Registered Public Accounting Firm and Legal Counsel	29
EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE	29
CAPITAL STOCK	31
DETERMINATION OF SHARE PRICE	31
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	32
DISTRIBUTIONS AND TAX INFORMATION	34
THE FUNDS’ DISTRIBUTOR	36
MARKETING AND SUPPORT PAYMENTS	36
FINANCIAL STATEMENTS	37
APPENDIX A	38
APPENDIX B	40

B-2

THE TRUST

The Trust is a Massachusetts business trust organized on February 17, 1987 and is registered with the SEC as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Board may from time-to-time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Funds.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund’s assets for any shareholder held personally liable for obligations of a Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of a Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

The SEC is not involved in the supervision or management of the Funds.  The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of the Funds’ investment policies and risks as set forth in their Prospectus.  Each Fund seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds (“Underlying Funds”).  The Underlying Funds may use the techniques described below or other techniques not declared herein.  There can be no guarantee that any Fund’s objective will be attained.

Each Fund is diversified (see fundamental investment restriction 7 under “Fundamental Investment Restrictions” in this SAI).  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security, either directly or via the Underlying Funds in which a Fund invests, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that a Fund would not, or could not, buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

B-3

Other Investment Companies
Each Fund pursues its investment objective by investing in shares of other open-end investment companies.   As a shareholder of another investment company, a Fund bears, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund’s shareholders.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.   Each Fund currently intends to limit its investments in Underlying Funds in accordance with the Investment Company Act of 1940, as amended, (the “1940 Act”) or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board. This prohibition may prevent a Fund from allocating its investment in the manner the Advisor considers optimal.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies.  The acquisition of shares by the Funds in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act and the rules thereunder, except as may be permitted by an exemptive order obtained by the other registered investment companies that permits the Funds to invest in the other registered investment companies beyond the limits of Section 12(d)(1) and the rules thereunder, subject to certain terms and conditions, including that the Funds enter into an agreement with the other registered investment companies regarding the terms of the investment.

Through their investment in shares of the Underlying Funds, the Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Exchange-Traded Funds
The Fund may also invest in ETFs.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange and seek to replicate the performance, before fees and expenses, of an underlying index of securities.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV.  Investors in the Fund should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

Equity Securities
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Funds may invest.   The effects of the sub-prime mortgage crisis that began to unfold in 2007 continue to manifest in nearly all the sub-divisions of the financial services industry.  Sub-prime mortgage related losses and write down among investment banks and similar institutions reached significant levels in 2008.  The impact of these losses among traditional banks, investment banks, broker/dealers and insurers has forced a number of large such institutions into either liquidation or combination, while drastically increasing the volatility of their stocks prices.  In some cases, the U.S. government has acted to bail out select institutions, such as insurers, however the risks associated with investment in stocks and securities of such insurers has nonetheless increased substantially.

B-4

Congress has recently passed legislation to provide the U.S. Department of the Treasury with the authority to issue up to $700 billion of Treasury securities to finance the purchase of troubled assets from financial institutions.  There can be no assurance that this legislation will cause the risks associated with investment in the stock market in general or in financial services company stocks to decrease.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

To the extent a Fund invests in the equity securities of small or mid-sized companies, directly or through its investments in Underlying Funds, it will be exposed to the risks of smaller sized companies. Small and mid-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, or services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Common Stock
Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock
Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond , but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities and Warrants
Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

B-5

An Underlying Fund may invest in warrants.  A warrant gives the holder the right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed exercise price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach the exercise price (in which event the Underlying Fund will not exercise the warrant and will lose its entire investment therein).

Fixed-Income Securities
Through their investment in shares of the Underlying Funds, the Funds may invest in fixed-income securities which include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.  Fixed-income securities that will be eligible for purchase by a Fund include investment grade and high-yield corporate debt securities.  Investment grade securities are those rated BBB or better by Standard & Poor’s® (“S&P®”) Ratings Group or Baa or better by Moody’s Investors Services©, Inc. (“Moody’s”) or their equivalent.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  High-yield securities, or “junk bonds,” are rated less than investment grade.

High-yield debt securities generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Ratings of debt securities represent the rating agencies’ opinions regarding the securities’ quality, but are not a guarantee of quality and may be reduced after an Underlying Fund has acquired the security.  If a security’s rating is reduced while it is held by an Underlying Fund, the Underlying Fund’s investment advisor will consider whether the Underlying Fund should continue to hold the security, but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events.  As a result, an issuer’s current financial conditions may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

B-6

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

Foreign Investments and Currencies
Through their investment in shares of the Underlying Funds, the Funds may invest in the securities of foreign issuers (“foreign securities”), including in sponsored and unsponsored American Depositary Receipts (“ADRs”).

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and an Underlying Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures); possible foreign withholding taxes on dividends and interest payable to an Underlying Fund; possible taxes on trading profits; and inflation, interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, a Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in emerging markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and, even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede an Underlying Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with an Underlying Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

From time to time, an Underlying Fund may invest a significant portion of its assets in the securities of a single country or region.  Substantial investment in a single country or region will subject an Underlying Fund, and therefore the Funds to a greater extent, to the risks associated with investments in that region or country.  An Underlying Fund will also be subject to the risks that its return will be more dependent on the economic performance of that country or region than a fund that is not so concentrated.

Dividends and interest payable on an Underlying Fund’s foreign securities may be subject to foreign withholding tax.  An Underlying Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to an Underlying Fund of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in a Fund under U.S. tax law, they will reduce the net return to a Fund’s shareholders.

B-7

To the extent an Underlying Fund invests in securities denominated in foreign currencies, the Underlying Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting an Underlying Fund to the risk of fluctuating currency exchange rates pending settlement.

Underlying Funds may invest in ADRs.  ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers.  Although the underlying securities are denominated in a foreign currency, ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.  ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market.  Investments in ADRs involve risks similar to direct investment in the underlying foreign security.  Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation.  Available information about the issuer of the unsponsored ADR may not be current or as readily available as for sponsored ADRs and therefore the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.

Leverage through Borrowing
The Underlying Funds may borrow money for leveraging or other purposes.  Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations.  Since substantially all of an Underlying Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Underlying Fund’s agreement with its lender, the net asset value (“NAV”) per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Underlying Fund did not borrow funds.  Leveraging will also create interest expenses for an Underlying Fund which can exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest an Underlying Fund will have to pay, such fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of an Underlying Fund will be less than if leveraging were not used and, therefore, the amount available for distribution to stockholders as dividends will be reduced.

In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, an Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Fund Borrowing
The Funds are authorized to borrow money from time-to-time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33 1/3% of the value of a Fund’s total assets at the time of such borrowings.  A Fund will not borrow for investment purposes.  When borrowing, a Fund will be subject to risks similar to those listed above in the section “Leverage Through Borrowing.”

B-8

When-Issued Securities
An Underlying Fund may from time-to-time purchase securities on a “when-issued” basis.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.  Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to the Underlying Fund.  To the extent that assets of the Underlying Fund are held in cash pending the settlement of a purchase of securities, the Underlying Fund would earn no income.  At the time an Underlying Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV. The market value of the when-issued securities may be more or less than the purchase price.  The Advisor does not believe that an Underlying Fund’s NAV or income will be adversely affected by the purchase of securities on a when-issued basis.  Underlying Funds normally segregate liquid assets equal in value to commitments for when-issued securities, which reduces, but does not eliminate, leverage because the Underlying Fund will be able to make use of those segregated assets until settlement occurs.

Options and Futures
Underlying Funds may invest in options on equities, debt and stock indices (collectively, “options”).  Underlying Funds may also invest in futures contracts and options on futures contracts (collectively, “futures”). Underlying Funds may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of its position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.

The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission.  In addition, an Underlying Fund’s ability to use Financial Instruments will be limited by tax considerations.

The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:

(1)           Successful use of most Financial Instruments depends upon the investment advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by an investment advisor may still not result in a successful transaction. The investment advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements will take place which, thus, may result in the strategy being unsuccessful.

(2)           Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)           As described below, an Underlying Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If an Underlying Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Underlying Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that an Underlying Fund sell a portfolio security at a disadvantageous time.  An Underlying Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to an Underlying Fund.

B-9

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of an Underlying Fund’s assets to cover or hold in accounts could impede portfolio management or the Underlying Fund’s ability to meet redemption requests or other current obligations.

(4)           Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by an Underlying Fund on options transactions.

Options on Securities and Securities Indices
Underlying Funds normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated.  The purchase of a call option would entitle an Underlying Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.  Underlying Funds normally purchase put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated.  The purchase of a put option would entitle an Underlying Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.

Underlying Funds may purchase and sell options traded on U.S. and foreign exchanges.  Although Underlying Funds will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  For some options, no secondary market on an exchange may exist.  In such event, it might not be possible to effect closing transactions in particular options, with the result that an Underlying Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) the imposition of trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance of option trading (or of a particular class or series of options) in the future by one or more exchanges for economic or other reasons, in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

B-10

Underlying Funds may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest.  A covered call option involves an Underlying Fund giving another party, in return for a premium, the right to buy specified securities owned by the Underlying Fund at a specified future date and price set at the time of the contract.  A covered call option serves as a partial hedge against a price decline of the underlying security.  However, by writing a covered call option, an Underlying Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security.  In addition, an Underlying Fund’s ability to sell the underlying security is limited while the option is in effect unless the Underlying Fund effects a closing purchase transaction.

Underlying Funds may also write covered put options that give the holder of the option the right to sell the underlying security to an Underlying Fund at the stated exercise price.  An Underlying Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise.  In order to “cover” put options it has written, an Underlying Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of an Underlying Fund’s option orders.

Futures and Options on Futures
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month).  If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain; if it is more, the Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain; if it is less, the Underlying Fund realizes a capital loss.  The transaction costs must also be included in these calculations.  Underlying Funds may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

In order to avoid leveraging and related risks, when an Underlying Fund invests in futures contracts, the Underlying Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

B-11

There are risks associated with these activities, including the following:  (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts and options on futures.

Underlying Funds may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices.  Some strategies reduce an Underlying Fund’s exposure to price fluctuations, while others tend to increase market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Underlying Fund’s return.  No price is paid upon entering into futures contracts.  Instead, an Underlying Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.”  Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked to market”).  The margin is in the nature of performance bond or good-faith deposit on a futures contract.  Futures and options on futures are taxable instruments.

Swap Contracts
Types of Swaps
Swaps are a specific type of over-the-counter (“OTC”) derivative involving privately negotiated agreements with a trading counter-party.  An Underlying Fund may use (i) long equity swap contracts – where the Underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) short equity swap contracts – where the Underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and (iii) contracts for differences – equity swaps that contain both a long and short equity component.

Uses
An Underlying Fund may use swaps for (i) traditional hedging purposes – short equity swap contracts used to hedge against an equity risk already present in the Underlying Fund; (ii) anticipatory purchase hedging purposes – where an Underlying Fund anticipates significant cash purchase transactions and enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes – where an Underlying Fund expects significant demand for redemptions; (iv) direct investment – where an Underlying Fund purchases (particularly long equity swap contracts) in place of investing directly in securities; and (v) risk management – where an Underlying Fund uses equity swap contracts to adjust the weight of an Underlying Fund to a level the Underlying Fund’s investment advisor feels is the optimal exposure to individual markets, sectors and equities.

Limitations on Use
There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirements of an Underlying Fund.

Risks Related to Swaps
Swaps may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indices.  An Underlying Fund can use swaps for many purposes, including hedging and investment gain.  An Underlying Fund may also use swaps as a way to efficiently adjust its exposure to various securities, markets and currencies without having to actually sell current assets and purchase different ones.  The use of swaps involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments.  An Underlying Fund’s investment advisor may also fail to use swaps effectively. For example, such investment advisor may choose to hedge or not to hedge at inopportune times which may adversely affect an Underlying Fund’s performance.

B-12

Swaps are subject to a number of risks.  Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that the swap contract will be improperly valued.  Valuation, although based on current market pricing data, is typically done by the counter-party to the swap contract.  If the counter-party to a swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, an Underlying Fund could lose money on its investment.

Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track.  Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at the price at which it values them.  An Underlying Fund is subject to liquidity risk, particularly with respect to the use of swaps.  Also, suitable swaps transactions may not be available in all circumstances, and there can be no assurance that an Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Illiquid Securities
Typically, an Underlying Fund may invest up to 15% of its net assets in securities that at the time of purchase are illiquid.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.

The Investment Company Act of 1940 provides that an Underlying Fund, whose shares are purchased by a Fund, is obliged to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days (unless the SEC has issued other exemptive relief). Thus, shares of an Underlying Fund held by a Fund in excess of 1% of the Underlying Fund’s outstanding securities may be considered not readily marketable securities, that together with other such securities, may not exceed 15% of the Fund’s net assets.  However, because each Fund has elected to reserve the right to pay redemption requests by a distribution of securities from a Fund’s portfolio, instead of in cash, these holdings may be treated as liquid.  In some cases, an Underlying Fund may make a redemption payment to a Fund by distributing securities from its portfolio instead of cash.  Thus, it is possible that such Fund could hold securities distributed by an Underlying Fund until such time as the Advisor determines it is appropriate to dispose of such securities.  Disposing of such securities could cause a Fund to incur additional costs.

Restricted Securities
An Underlying Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” an Underlying Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  An Underlying Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  An Underlying Fund’s investment advisor will determine and monitor the liquidity of Rule 144A securities and 4(2) Paper.

B-13

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Underlying Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Underlying Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Securities Lending
An Underlying Fund may lend its portfolio securities in order to generate additional income.  Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities.  Generally, an Underlying Fund may lend portfolio securities to securities broker-dealers or financial institutions if:  (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Underlying Fund at any time; (3) the Underlying Fund receives reasonable interest or fee payments on the loan, as well as any dividends, interest, or other distributions on the loaned securities; (4) the Underlying Fund is able to exercise all voting rights with respect to the loaned securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Underlying Fund’s assets.

Short Sales
An Underlying Fund may seek to hedge investments or realize additional gains through short sales.  In a short sale, the Underlying Fund sells a security it does not own, in anticipation of a decline in the market value of the security.  To complete the transaction, an Underlying Fund must borrow the security to make delivery to the buyer.  The Underlying Fund is then obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by an Underlying Fund.  An Underlying Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security.  An Underlying Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Typically an Underlying Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

Short-Term Investments
The Funds and Underlying Funds may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits
The Funds and Underlying Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions, which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

B-14

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objective and policies stated above and in its prospectus, the Funds and Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes
The Funds and Underlying Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix B.

Money Market Mutual Funds
The Funds and Underlying Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure.  Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments, which generally mature within 397 days from the date of purchase.

Repurchase Agreements
The Funds and Underlying Funds may enter into repurchase agreements in order to earn income on available cash or as a defensive investment in which the purchaser (e.g., a Fund) acquires ownership of a U.S. government security (which may be of any maturity), and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund or an Underlying Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, a Fund or Underlying Fund could experience both delays in liquidating the underlying security and losses in value.  However, each Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most credit-worthy registered securities dealers, with all such transactions governed by procedures adopted by the Advisor.  The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Funds engage in repurchase transactions.

If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds or an Underlying Fund will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund or an Underlying Fund might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

B-15

Repurchase agreements involve certain risks, such as default by or insolvency of the other party to the agreement.  A Fund or an Underlying Fund’s right to liquidate its collateral in the event of a default could involve certain costs, losses or delays.  To the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, a Fund or an Underlying Fund could suffer a loss.

Temporary Investments
When the Advisor believes market or economic conditions are unfavorable for investors, the Advisor may invest up to 100% of a Fund’s net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents or other short-term investments.  Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the underlying fund investments in which a Fund normally invests or the U.S. economy.  Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market fund shares and other money market equivalents.  The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund’s outstanding voting securities as defined in the 1940 Act.  These investments restrictions do not impact the Underlying Funds.  Each Fund may not:

1.           Make loans to others, except to the extent a repurchase agreement is deemed to be a loan.

2.           (a) Borrow money, except  for  temporary  or  emergency  purposes.  Any such borrowing will be made only if, immediately thereafter, there is asset coverage of at least 300% of all borrowings.

  (b) Mortgage, pledge or hypothecate up to 1/3 of its assets except in connection with any such borrowings.

3.           Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account or underwrite securities.  (This does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

4.           Purchase or sell real estate, commodities or commodity contracts.

5.           With respect to the FundX Upgrader Fund and the Flexible Income Fund, invest more than 25% of its total assets in the securities of any specific industry (other than investment companies). The Aggressive Fund and the Conservative Fund may concentrate their investments in any one industry or sector if, as a result, no more than 70% and 50%, respectively, of each Fund’s assets will be invested in such industry or sector.

6.           Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

B-16

7.           With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  Each Fund may not:

1.           Invest in any issuer for purposes of exercising control or management.

2.           Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

3.           With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transactions costs and may result in a greater number of taxable transactions.  See “Execution of Portfolio Transactions and Brokerage.”

For the fiscal years ended October 31, the Funds had the following portfolio turnover rates:

Upgrader Fund
	2008	2007
Portfolio Turnover Rate	167%(1)	84%

Aggressive Fund
	2008	2007
Portfolio Turnover Rate	181%(1)	95%

Conservative Fund
	2008	2007
Portfolio Turnover Rate	156%(1)	101%

B-17

Flexible Income Fund
	2008	2007
Portfolio Turnover Rate	125%(1)	51%

(1)	The Funds experienced significant changes in leadership across various market sectors in addition to significant shareholder activity, which lead to increased portfolio turnover

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Funds.  The policy was developed in consultation with the Advisor and has been adopted by the Advisor.  Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, principal underwriter or any other affiliated person of the Funds.  After due consideration, the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the policy including, mutual fund rating or statistical agencies or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Funds.  Pursuant to this policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, the Funds disclose their complete portfolio holding on the Funds’ website at www.upgraderfunds.com under the hotlink of each Fund’s ticker symbol within five business days of each month-end.  Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website.  In addition, the Funds may provide their complete portfolio holdings at the same time such information is filed with the SEC.

In the event of a conflict between the interests of the Funds and the interests of Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination as to how to resolve such conflict in the best interests of the Funds, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

B-18

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed including, a duty not to trade on non-public information:  fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third-parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, the Funds, or any other party enter into any arrangement to receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There is no assurance that the Funds’ policies will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

From time to time, the Advisor may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  Shareholders can access the Fund’s website at www.upgraderfunds.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

Because the Funds make investments in Underlying Funds, (which are themselves generally required to have portfolio holdings disclosure policies and procedures), but do not maintain criteria for determining whether the Underlying Funds have adequate policies in place with respect to disclosure of portfolio holdings, the performance of the Underlying Funds, and therefore the Funds, may be affected by the improper use or control of portfolio holdings information by the Underlying Funds.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for overall management, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupation for the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position with the Trust(1)	Term of Offic and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment advis e r and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	8	Trustee, Allegiant Funds.
Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	8	The Dana Foundation; The University of Virginia Law School Foundation.
Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	8	None.
Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	8	Independent Trustee, The Managers Funds; Trustee, Managers AMG Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel

B-20

Name, Address and Age	Position with the Trust(1)	Term of Offic and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term Since August 2002. Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Senior Vice President, U.S. Bancorp Fund Services, LLC, since July 2001.	Not Applicable	Not Applicable.
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since August 2002.
Senior Vice President, USBFS since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).

				Not Applicable	Not Applicable.
Elaine E. Richards (born 1968) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.
Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007) ; formerly, Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (1998-2004).
				Not Applicable	Not Applicable
(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies to the Funds and the FundX Stock Upgrader Fund, FundX ETF Upgrader Fund, FundX ETF Aggressive Upgrader Fund and the FundX Tactical Upgrader Fund (collectively referred to as the “Related Series”).  Except for the Related Series, the Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Trust Committees
The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations for consideration by shareholders should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee did not meet during the Funds’ last fiscal year with respect to the Funds.

B-21

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of a Fund’s pricing and financial reporting.  The Audit Committee met once during the Funds’ last fiscal year with respect to the Funds.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The QLCC did not meet during the Funds’ last fiscal year with respect to the Funds.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer or an Assistant Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee met four times during the Funds’ last fiscal year with respect to the Funds.

Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in each Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2008.

Name	Dollar Range of FundX Upgrader Fund Shares	Dollar Range of FundX Aggressive Fund Shares	Dollar Range of FundX Conservative Fund Shares	Dollar Range of FundX Flexible Fund Shares	Dollar Range of the Fund and their Related Series	Aggregate Dollar Range of Fund Shares in the Trust

Dorothy A. Berry	None	None	None	None	$1-$10,000	$10,001-$50,000
Wallace L. Cook	$1-$10,000	None	None	None	$1-$10,000	$10,001-$50,000
Carl A. Froebel	None	None	None	None	None	$10,001-$50,000
Steven J. Paggioli	$1-$10,000	None	None	None	$1-$10,000	$50,001-$100,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Funds’ principal underwriter, or any of their affiliates.  Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Funds’ principal underwriter or any of its affiliates.

B-22

Compensation
Independent Trustees each receive an annual retainer of $40,000 allocated among each of the various portfolios comprising the Trust. The Chairman of the Board receives an additional annual retainer of $8,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation received by the following Independent Trustees from each Fund for the fiscal year ended October 31, 200 8 .

Aggregate Compensation From the FundX
Name of Person/Position	Upgrader Fund	Aggressive Fund	Conservative Fund	Flexible Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	$7,682	$3,888	$2,527	$2,873	None	None	$25,061
Wallace L. Cook, Trustee	$6,583	$3,334	$2,166	$2,463	None	None	$21,478
Carl A. Froebel, Trustee	$6,583	$3,334	$2,166	$2,463	None	None	$21,478
Steve J. Paggioli, Trustee	$6,583	$3,334	$2,166	$2,463	None	None	$21,478
(1)
There are currently numerous unaffiliated portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds and its Related Series.  For the fiscal year ended October 31, 200 8 , Trustees’ fees and expenses in the amount of $ 168,000 were allocated to the Trust.

The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and the principal underwriter to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Funds which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has also adopted a proxy voting policy (the “Advisor’s Policy”) that underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Funds’ shareholders.  The Advisor’s Policy dictates that its Proxy Committee vote proxies in a manner that will further the economic value of each investment for the expected holding period.  Each vote cast by the Proxy Committee on behalf of a Fund is done on a case-by-case basis, taking into account all relevant factors.  The Proxy Committee does utilize specific voting positions for substantive proxy issues, but these only serve as guidelines and are subject to change upon review.

B-23

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Funds’ interests, the Advisor will resolve such conflict in the best interests of the Funds’ shareholders.  Typically, the Advisor will (1) disclose the conflict and obtain the clients consent before voting; (2) vote in accordance with a pre-determined policy based upon the independent analysis and recommendation of a voting agent; or (c) make other voting arrangements consistent with pursuing the best interests of the Funds’ shareholders.

The Trust is required to file Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Funds is available without charge, upon request, by calling toll-free (866) 455-FUND [3863] and on the SEC’s website at www.sec.gov.

Control Persons, Principal Shareholders, and Management Ownership
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  As of January 31, 200 9 , the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of any Fund.  As of January 31, 200 9 , the following shareholders were considered to be either a control person or principal shareholder of each Fund:

Upgrader Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104- 4151	38.84%	Record

National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	26.79%	Record

Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	9.61%	Record

B-24

Aggressive Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104- 4151	41.24%	Record

National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	25.68%	Record

Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	9.92%	Record

Conservative Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104-4151	33.83%	Record

National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	33.21%	Record

Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	8.03%	Record

Flexible Income Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104- 4151	58.50%	Record

National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	21.16%	Record

Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	5.26%	Record

B-25

THE FUNDS’ INVESTMENT ADVISOR

DAL Investment Company, LLC, is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104, and acts as investment advisor to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust.  The Advisor is controlled by Janet Brown.  Ms. Brown is President of the Advisor.

As compensation, the Upgrader Fund, the Aggressive Fund and the Conservative Fund each pay the Advisor a monthly management fee (accrued daily) based on each Fund’s average daily net assets at the annual rate of 1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.  The Flexible Income Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.70%.  For the fiscal years ended October 31, the Funds paid the following fees to the Advisor:

Upgrader Fund
	2008	2007	2006
Fees Accrued	$7,426,575	$7,518,684	$4,898,252
Fees (Waived) /Recouped	$0	$0	$0
Net Advisory Fee Paid	$7,426,575	$7,518,684	$4,898,252

Aggressive Fund
	2008	2007	2006
Fees Accrued	$2,677,504	$2,657,808	$1,562,915
Fees (Waived) /Recouped	$0	$0	$50,335
Net Advisory Fee Paid	$2,677,504	$2,657,808	$1,613,250

Conservative Fund
	2008	2007	2006
Fees Accrued	$858,890	$949,484	$593,651
Fees (Waived) /Recouped	$0	$31,778	$85,163
Net Advisory Fee Paid	$858,890	$981,262	$678,814

Flexible Income Fund
	2008	2007	2006
Fees Accrued	$1,064,186	$814,967	$366,783
Fees (Waived) /Recouped	$85,310	$48,451	($47,635)
Net Advisory Fee Paid	$1,149,496	$863,418	$319,148

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the applicable Fund); and (2) a majority of the Trustees who are not interested persons of any party to an Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

B-26

The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Upgrader Fund, the Aggressive Fund and the Conservative Fund to 1.50% and shares of the Flexible Income Fund to 0.99% of each Funds’ average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one year period shown in the Example contained in the Prospectus and may continue for an indefinite period thereafter, as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.   Any application or waiver of management fees or payment of a Fund’s expenses by the Advisor will be applied or credited to all shareholders of such Fund on a pro rata basis.

Portfolio Managers
The Funds are managed by an investment committee consisting of Ms. Janet Brown, and Messrs. Jason Browne, Bernard Burke, Martin DeVault and Sean McKeon, whom are all considered “Portfolio Managers”.

The information below represents all of the other accounts managed by the investment committee as of October 31, 200 8 :

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	338	$436 Million	0	$0

The Advisor performs investment management services for various clients with investment objectives and strategies substantially similar to the Funds, which may create certain conflicts of interest in connection with the allocation and timing of investment opportunities among the Funds and the Portfolio Managers’ other advised accounts.  The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Funds.  The Advisor will have no obligation to purchase or sell for the Funds, or to recommend for purchase or sale by the Funds, any security that the Advisor, its principals, its affiliates or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

Each Portfolio Manager’s compensation is comprised of a fixed salary plus a bonus. The salaries are set by industry standards and bonuses are based on a combination of the success of the Advisor and the Portfolio Managers’ contribution to the Advisor.  Neither salaries nor bonuses are based on Fund performance or assets. The Portfolio Managers do not receive any deferred compensation, but they do participate in a 401(k) retirement plan, have an ownership interest in the Advisor and receive income distributions based on their percentage ownership in the Advisor.

B-27

The following indicates the beneficial ownership of each Portfolio Manager of each Fund as of October 31, 200 8 :

Name of Portfolio Manager	Dollar Range of Equity Securities in the each Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
	Upgrader Fund	Aggressive Upgrader Fund	Conservative Upgrader Fund	Flexible Income Fund
Janet Brown	Over $1,000,000	$500,001 - $1,000,000	$100,001 - $500,000	$100,001 - $500,000
Jason Browne	$1- $10,000	$10,001 - $50,000	None	None
Bernard Burke	None	None	None	$100,001 - $500,000
Martin DeVault	$50,001 - $100,000	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000
Sean McKeon	$100,001 - $500,000	$50,001 - $100,000	$1- $10,000	$1- $10,000

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Funds.  USBFS provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund Complex a fee based on the aggregate current average daily net assets of 0.10% on assets up to $150 million, 0.05% on assets between $150 million and $350 million, 0.04% on assets between $350 million and $500 million and 0.03% on the remaining balance with a minimum fee of $30,000 for the FundX Upgrader Fund and $15,000 for each remaining series in the Fund Complex.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.   Additionally, the transfer agent provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Fund by the Board of Trustees.

B-28

The table below shows the amount of administration fees paid by the Funds to USBFS for the fiscal years ended October 31.

Administration Fee Paid
	2008	2007	2006
Upgrader Fund	$355,450	$370,323	$290,762
Aggressive Fund	$127,300	$125,660	$94,587
Conservative Fund	$41,517	$44,996	$35,843
Flexible Income Fund	$75,316	$55,204	$31,524

Custodian
U.S. Bank, National Association is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.   The transfer agent , the Custodian, and the Funds’ principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York, 10022 serves as legal counsel to the Funds.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by its under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.

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While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) of the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to a Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for each Fund are made independently from those of other client accounts managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts.  In such event, the position of a Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned.  In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for such Fund.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they direct securities transactions to brokers in exchange for selling shares of the Funds.  However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

For the fiscal years ended October 31, the Funds paid the following in brokerage commissions:

Upgrader Fund
	2008	2007	2006
Brokerage Fees Paid	$347,696	$250,610	$261,919

Aggressive Fund
	2008	2007	2006
Brokerage Fees Paid	$183,027	$129,903	$160,970

B-30

Conservative Fund
	2008	2007	2006
Brokerage Fees Paid	$14,314	$21,318	$11,198

Flexible Income Fund
	2008	2007	2006
Brokerage Fees Paid	$11,793	$0	$0

CAPITAL STOCK

Shares issued by the Funds have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Funds are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by a Fund and to the net assets of the Fund upon liquidation or dissolution.  Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

The assets of the Funds consist primarily of shares of Underlying Funds, which are valued at their respective NAVs.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

B-31

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund .

The securities in a Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is primarily traded.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. If you transmit orders to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

The public offering price of Fund shares is its NAV.  Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares; (ii) to reject purchase orders in whole or in part when, in the judgment of the Advisor, such rejection is in the best interest of a Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities.  Any securities used to buy a Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan
As discussed in the Prospectus, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of a Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Funds.  The market value of a Fund’s shares is subject to fluctuation.  Prior to participating in the AIP, an investor should note that the AIP does not protect it against depreciation in declining markets.

B-32

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading. Payments to shareholders for shares of the Funds redeemed directly from a Fund will be made as promptly as possible but no later than seven days after receipt by the transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than your cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Instructions
As described in the Prospectus, shareholders with telephone privileges established on their account may redeem a Fund’s shares by telephone.  Upon receipt of any instruction or inquiry from any person claiming to be the shareholder, a Fund or its authorized agent may carry out the instruction and/or respond to the inquiry consistent with shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, a Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.

The transfer agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine.  If it fails to employ reasonable procedures, the Funds and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, consult the transfer agent .

Redemptions In-Kind
The Trust has filed an election under R ule 18f-1 under the 1940 Act committing to pay, in cash, all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets).  Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.   A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

B-33

DISTRIBUTIONS AND TAX INFORMATION

Distributions
The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December.  Each Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 by December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund will issue to each shareholder a statement of the federal income tax status of all distributions to such shareholder for the previous year .

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund has elected to qualify and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions .  It is each Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes.  However, the Funds can give no assurances that its distributions will be sufficient to eliminate all taxes.  To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year,  (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.  If a Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

Each Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a taxable year are computed by taking into account any capital loss carry-forward of a Fund , applied first against any short-term capital gain in the taxable year such loss carry-forward is utilized .

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent derived from domestic or certain foreign corporations, and provided that the Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent derived from domestic corporations, and provided that a Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Fund for its taxable year.   In addition, dividends that a Fund receives from shares in another regulated investment company (such as many of the underlying mutual funds in which the Funds invest) will only be qualifying dividends for such purposes to the extent that such dividends are derived from qualifying sources by such underlying regulated investment company and certain holding period requirements are met.    T he portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The special treatment of such dividends may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

B-34

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares.  Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph.  Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to backup withholding currently at the rate of 28% in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their correct status under the federal income tax law or if the IRS notifies the Funds that such backup withholding is required .  If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Each Fund reserves the right to refuse to open an account for any person failing to certify the person’s taxpayer identification number.

Each Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes.  Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on Fund distributions .

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder and current administrative rulings and court decisions, all of which are subject to change.  Any such charges could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to a Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of a Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

B-35

THE FUNDS’ DISTRIBUTOR

Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Pursuant to a distribution agreement between the Funds and Quasar (the “Distribution Agreement”), Quasar acts as the Funds’ principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of FINRA.

The Distribution Agreement between the Funds and Quasar continues in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities, and, in either case by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the by the Trust on behalf of the Funds on a 60-day written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Funds’ Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds.  Such payments may be divided into categories as follows:

Support Payments
Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between Fund representatives and financial intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

As of December 31, 200 8 the Advisor has agreements with seven firms to pay such Support Payments, which are structured in three ways:  (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.

Support Payments to these dealers were as follows:

Firm	Dollar Amount
Charles Schwab	$1,624,322.09
Fidelity	$1,080,738.25
Ameritrade	$380,451.88
FISERV	$7,523.96
Orion	$12,425.98
Prudential	$11,446.59
Pershing, LLC	$54,232.76

B-36

Entertainment, Conferences and Events
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

FINANCIAL STATEMENTS

The Funds’ Annual Report to shareholders for their fiscal year ended October 31, 200 8 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

B-37

APPENDIX A
CORPORATE BOND RATINGS

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered medium grade obligations, e.g., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

B-38

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal, BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors believes that such payments will be made during such grace period.

B-39

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

APPENDIX B
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be  evidenced by many of the following characteristics:  leading market positions in well-established  industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed  financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.  However, the  relative degree of safety is not as high as for issues designated “A-1”.

B-40

DAL Investment Company

FundX
Stock Upgrader Fund

Prospectus

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

February 28, 200 9

An Overview of the Fund: Risk/Return Summary	1
Investment Objective and Principal Investment Strategies	5
Principal Risks of Investing in the Fund	7
Portfolio Holdings Information	9
Investment Advisor to the Fund	9
Portfolio Managers and Members of the Investment Committee	9
Shareholder Information	10
Service Fees and Other Third Party Payments	18
Distributions and Taxes	19
Financial Highlights	20
Privacy Notice	Inside Back Cover

The FundX Stock Upgrader Fund (the “Fund”) is a mutual fund that pursues it objective by seeking long-term growth through capital appreciation.  DAL Investment Company, LLC (the “Advisor”) is the investment advisor to the Fund and is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104.  The Fund is a series of Professionally Managed Portfolios (the “Trust”).  Other than the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX ETF Upgrader Fund, FundX ETF Aggressive Upgrader Fund and the FundX Tactical Upgrader Fund which are offered in separate prospectuses, the Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

This Prospectus sets forth basic information about the Fund that you should know before investing.  It should be read and retained for future reference.

An Overview of the Fund: Risk/Return Summary

What is the Fund’s Investment Objective?

The Fund’s investment objective is to seek long-term growth through capital appreciation.

What is the Fund’s Principal Investment Strategy?

Under normal market conditions, the Fund invests at least 80% of its net assets , plus any borrowings for investment purposes, in common stocks.  To choose investments for the Fund, the Advisor uses an “upgrading” investment strategy.  The Advisor believes that the best investment returns can be attained by continually upgrading assets into what it believes to be the current top performing stocks within a given universe.  Upgrading is based upon the observation that market leadership changes over time between sectors, styles and market capitalizations.  (For additional information, please see “Investment Objective and Principal Investment Strategies.”)

What are the Principal Risks of Investing in the Fund?

An investment in the Fund entails risk.  The Fund cannot guarantee that it will meet its investment objective.  Since the price of a security may fluctuate, the value of your investment may fluctuate and you could lose money.  The following risks could affect the value of your investment:

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General Market Risk – General market r isk is the risk that the value of the Fund’s shares will fluctuate based on the performance of the stocks it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or market as a whole.   The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.

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Management Risk – Management risk describes the Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.  The value of your investment is subject to the effectiveness of the Advisor’s investment strategies in selecting the stocks and executing trades and may not result in an increase in the value of your investment or in overall performance equal to other investments.

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Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Investor perceptions may impact the markets and are based on various and unpredictable factors including:  expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stocks and/or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

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Foreign Securities and Emerging Markets Risk – The Fund’s portfolio may include investments in foreign securities, including American Depositary Receipts (“ADRs”).  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and, as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

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The Fund may also invest in the securities of emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

●
Small- and Medium - Sized Company Risk – The Fund may invest in securities of small- and medium-sized companies which involves greater volatility than investing in larger and more established companies because smaller companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Smaller companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

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Concentration Risk – Because the Fund may hold a limited number of issuers, it may become concentrated in one or more sectors at any given time, subjecting the Fund to sector concentration risk. Sector concentration risk is the possibility that a certain sector may underperform other sectors or the market as a whole.  Certain sectors possess particular risks that may not affect other sectors.  The Advisor’s judgment regarding which sectors offer the greatest potential for financial reward consistent with the Fund’s investment objective will change over time.  As a result, if the Fund is concentrated in a particular sector, it will be subject to greater risk of loss from adverse economic, business or other developments affecting that sector than if its investments were diversified across different sectors.

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High Portfolio Turnover – The Fund’s investment strategy may result in significant portfolio turnover to take advantage of changes in market conditions.  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to the Fund’s shareholders.  The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Who may want to Invest in the Fund?

The Fund may be appropriate for long-term investors who are willing to accept an above-average level of market risk associated with investing in a portfolio that depends largely on the value of common stock holdings and who understand and can bear the risks of investing in smaller size d companies.  The Fund may not be appropriate for investors seeking regular income or stability of principal or those pursuing a short-term goal.

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What is the Fund’s Investment Performance?

The following performance information indicates some of the risks of investing in the Fund.  The bar chart illustrates how the Fund’s total returns have varied from year to year.  The table below illustrates the Fund’s average annual total returns over time compared with that of a domestic broad-based market index.  The information below also illustrates the risks of investing in the Fund by showing its highest and lowest quarterly returns.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

FundX Stock Upgrader Fund

Calendar Year Total Return as of December 31, 200 8

During the period shown in the bar chart, the Fund’s highest quarterly return was 11.22 % for the quarter ended June 30, 2008 , and the lowest quarterly return was - 25.03 % for the quarter ended December 31, 2008 .

Average Annual Total Returns as of December 31, 200 8
Since Inception
FundX Stock Upgrader Fund	1 Year	(11/01/05)
Return Before Taxes	-44.83%	-10.60%
Return After Taxes on Distributions (1)	-45.95%	-11.17%
Return After Taxes on Distributions and Sale of Fund Shares (1)	-26.99%	-8.34%
S&P 500® Index (2)	-37.00%	-6.74%
Dow Jones Wilshire 5000 Index (3)	-37.34%	-6.75%
____________
(1)
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

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(2)
The Standard & Poor’s 500 (“S&P 500®”) Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested, but do not reflect any deductions for fees, expenses or taxes. You cannot invest directly in an index.

(3)
The Dow Jones Wilshire 5000 Index (the “DJW 5000 Index”) measures the performance of all U.S.-headquartered companies regardless of exchange.  As of February 200 9 , the DJW 5000 Index was comprised of 4,559 companies.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends. You cannot invest directly in an index.

What are the Fees and Expenses Associated with Investing in the Fund?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The expenses below are based on actual expenses incurred for the fiscal period ended October 31, 200 8 .

Shareholder Fees(1) (fees paid directly from your investment)	FundX Stock Upgrader Fund
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption Fee(2)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses(3)	1. 22%
Total Annual Fund Operating Expenses	2. 22%
Expense Reduction/Reimbursement or Recapture	-0. 72%
Net Annual Fund Operating Expenses(4)	1. 50%
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(1)
Although no sales loads or transaction fees are charged, you will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Please note that this fee is subject to change.

(2)
You will pay a redemption fee of 2.00% on the value of shares you redeem or exchange that are held for less than 30 days.  This fee will not be imposed on Fund shares acquired through the reinvestment of dividends or other distributions.  The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

(3)
Other Expenses includes interest, Acquired Fund Fees and Expenses (the expenses associated with the Fund’s investment in other investment companies), custodian, transfer agency and other customary Fund expenses.

(4)
The Advisor has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest , taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 1.50% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one year period shown in the Example below and may continue for an indefinite period thereafter as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made on behalf of the Fund in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

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Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested and the Fund’s operating expenses remain the same.  The Example reflects the expense limitation agreement for the first year only within each of the years shown below. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 years
FundX Stock Upgrader Fund	$ 153	$ 625	$ 1,124	$ 2,498

Investment Objective and Principal Investment Strategies

Investment Objective

The Fund seeks an investment objective of long-term growth through capital appreciation.

Principal Investment Strategies

As noted in the “An Overview of the Fund” section, under normal circumstances the Fund invests at least 80% of its net assets , plus any borrowings for investment purposes, in common stocks.  The Advisor selects investments for the Fund using an “upgrading” investment strategy. The Advisor’s upgrading investment strategy is a systematic method of following market leadership that has been developed and refined by the Advisor over the past 38 years.  This strategy is designed to take advantage of changes in market leadership, and relies on observations, rather than predictions, to determine which stocks to buy, hold and sell.  This is possible because of a phenomenon called “persistence of performance.”  Like inertia, persistence of performance recognizes that market leadership occurs in trends, and that broad market trends last several years.

Even within a relatively narrow universe, such as the stocks within the S&P 500® Index, stocks with lower valuations and higher valuations exist.  There are rapidly growing companies, emerging businesses, those in a slow growth or contraction phase, very large companies and relatively small firms.  Market sentiment shifts and various sectors and investment styles become popular and may eventually fall out of favor.  A company itself may also change as a result of restructuring or the perspective of the majority of its investors may shift.  Upgrading involves ranking a diverse universe of securities based on current performance and buying those with the highest scores.  Upgrading is designed to be a logical system of purchasing the top ranked stocks while they are performing well and then moving to others when the Advisor believes the original choices are no longer the best.  The Advisor believes this disciplined process can provide an effective way to participate successfully in a broad range of opportunities as they develop.

The Fund’s holdings are based solely on the Advisor’s proprietary rankings.  In general, the Advisor selects stocks that it believes offer above-average prospects for capital growth.  The Fund is generally not constrained among the types of equity securities in which it may invest.  It may invest in companies that migrate in size (from small- to mid- to large-capitalization companies) and in style (from growth to value) depending on where opportunities may lie.  In addition, the Fund’s strategy means that, at any given time, the Fund may have concentrate d investments in a range of industries or market sectors across the entire spectrum currently available.

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When investment decisions are based on near-term performance the Fund may be exposed to the risk of buying stocks immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.  Furthermore, focusing on current market leaders may expose the Fund to concentration risk.

The Fund may also invest in ADRs and equity securities of foreign issuers in accordance with the Fund’s upgrading investment strategy and when consistent with the Fund’s investment objective.  ADRs evidence ownership of foreign securities, but are traded on domestic exchanges.  In addition, the Fund may invest in foreign issuers located in emerging market countries which exposes the Fund to emerging market risk.

The Fund’s annual portfolio turnover rate indicates changes in its portfolio investments.  The Advisor will sell a security when appropriate and consistent with the Fund’s investment objective and policies regardless of the effect on the Fund’s portfolio turnover rate.  Please note that buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.  The Fund cannot accurately predict its future annual portfolio turnover rate, which may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such action.  In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.  The Fund’s portfolio turnover rate has exceeded 300% in the last two fiscal years.

Temporary or Cash Investments

For temporary defensive purposes under abnormal market, economic or political conditions, the Fund may depart from its principal investment strategies by making short-term investments in cash, cash equivalents and short-term debt securities and/or money market instruments.  To the extent the Fund is invested in such defensive instruments, it may not achieve its investment objective.  For longer periods of time, the Fund may hold a substantial cash position.  In fact, the Fund will seek substantial cash positions when the Advisor’s investments do not further the investment objective of the Fund.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested.

To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.  Also, the yield paid by a money market fund in which the Fund invests will vary with short-term interest rates.  During periods of rising interest rates, such money market fund’s yield will tend to be lower than prevailing interest rates.

Changes in Objectives and Policies

The objective, strategies and policies described above may be changed without the approval of Fund shareholders upon a 30-day written notice to shareholders.  However, the Fund will not change its investment policy of investing at least 80% of its net assets , plus any borrowings for investment purposes, in common stocks without first changing the Fund’s name and providing shareholders with at least a 60-day prior notice.

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Principal Risks of Investing in the Fund

An investment in the Fund entails risks.  The Fund cannot guarantee that it will achieve its investment objective.  Since the prices of securities the Fund holds may fluctuate, the value of your investment in the Fund may also fluctuate and you could lose money.  It is important that investors closely review and understand these risks before making an investment in the Fund.  The principal risks previously summarized under “An Overview of the Fund,” are discussed in more detail below.

General Market Risk – General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.   Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short term volatility of the Fund.

Upgrading Strategy Risk - The Fund employs an “upgrading” strategy whereby it continually seeks to invest in the top-performing stocks at a given time.  When investment decisions are based on near-term performance, however, the Fund may be exposed to the risk of buying stocks immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.  Furthermore, focusing on current market leaders may expose the Fund to concentration risk.

Management Risk – Management risk describes the Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.  The value of your investment is subject to the investment strategies employed by the Advisor in selecting the stocks and executing trades and may not result in an increase in the value of your investment or in overall performance equal to other investments.

Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Investor perceptions may impact the markets and are based on various and unpredictable factors including:  expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stocks and/or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Foreign Securities and Emerging Markets Risk – Foreign markets can be extremely volatile.  Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities.  The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices.  Brokerage commissions, custodial fees and other fees are generally higher for foreign investments.  In addition, foreign governments may impose withholding taxes that would reduce the amount of income and capital gains available to distribute to shareholders.  Other risks include:  possible delays in the settlement of transactions or in the notification of income; less publicly available information about foreign companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

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In addition to developed markets, the Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity.

Small- and Medium-Sized Company Risk – Investing in securities of small- and medium-sized companies may involve greater volatility than investing in larger and more established companies because small- and medium-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Smaller companies may have limited product lines, markets or financial resources, dependence on a relatively small management group or other factors, and smaller companies may be more vulnerable than larger companies to adverse business or economic developments.  New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies.  Any such positive or negative developments could have a corresponding positive or negative impact on the value of its shares.  Securities of smaller companies are generally less liquid and more volatile than securities of larger companies or the market averages. In addition, smaller companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

In addition, the Fund and other client accounts of the investment advisor together may hold a significant percentage of a company’s outstanding shares.  When making larger sales, the Fund might have to sell assets at discounts from quoted prices or may have to make a series of small sales over an extended period of time, affecting the Fund’s net asset value (“NAV”).

Concentration Risk – The Fund may concentrate its investments within one industry or sector or among a broad range of industries or sectors.  Events may occur that impact that industry or sector more significantly than the securities market as a whole.  For example, some industries or sectors may lose favor with the investing public and fall rapidly in value due to news events that quickly affect the market’s perception of the industry or sector.  As a result, the value of the shares of these investments may be subject to greater market fluctuations than investments in a broader range of securities.  Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.

High Portfolio Turnover – The Fund’s investment strategy may result in significant portfolio turnover to take advantage of changes in market conditions.  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to the Fund’s shareholders.  The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

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Portfolio Holdings Information

The Fund’s portfolio holdings are disclosed quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders, and in the quarterly holdings report on Form N-Q.  In addition, the Fund discloses a complete list of its month-end portfolio holdings, on or about the fifth business day of the following month on its website at www.upgraderfunds.com.  The month-end portfolio holdings for the Fund will remain posted on the website until next updated with a required regulatory filing with the Securities and Exchange Commission (“SEC”).  Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.  A more detailed description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

Investment Advisor to the Fund

DAL Investment Company, LLC, is the investment advisor to the Fund.  The Advisor is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104.  The Advisor has been providing investment advisory services to individual and institutional investors since 1969.  As of December 31, 200 8 , the Advisor had approximately $ 1.34 billion in assets under management.  The Advisor supervises the Fund’s investment activities and determines which investments are purchased and sold by the Fund.  The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.  Under an investment advisory agreement with the Fund, the Fund compensates the Advisor for its investment advisory services.  The Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 1.00% of the Fund’s average daily net assets.  For the fiscal year ended October 31, 200 8 , the Advisor received net management fees as a percentage of average daily net assets of 0. 27%.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s Annual Report to shareholders for the most recent period ended October 31.

Fund Expenses

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce its fees and/or pay Fund expense to ensure that Net Annual Fund Operating Expenses will not exceed 1.50% of the Fund’s average daily net assets (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses).  Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

Portfolio Managers and Members of the Investment Committee

Investment decisions for the Fund are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor’s organization.  No one person is solely responsible for the day-to-day management of a Fund’s portfolio.  The members of the investment committee are listed in the table below:

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Name	Title	Tenure
Janet Brown	President and Portfolio Manager	1978
Sean McKeon	Portfolio Manager	1990
Bernard Burke	Portfolio Manager and Chief Compliance Officer	1992
Martin DeVault	Portfolio Manager	1992
Jason Browne	Portfolio Manager	2000

Each member of the investment committee is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.  There is no lead portfolio manager.  There are no limitations or restrictions on any one portfolio manager’s role relative to the other portfolio managers on the investment committee.  Each portfolio manager serves as a research analyst.  The investment committee discusses investment ideas and the overall structure of a portfolio using the upgrading investment strategy.  Investment decisions are then made collectively by the investment committee.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

Shareholder Information

Pricing Fund Shares

The Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets – liabilities) / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  A Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “Buying Fund Shares”) by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“ Transfer Agent ”), or an authorized financial intermediary by the close of regular trading on the NYSE will be processed at that day’s NAV.  Transaction orders received after the close of regular trading on the NYSE will receive the next day’s NAV.  The Fund does not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures adopted by the Board.

Fair Value Pricing

Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

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Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund compares the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation.  If any significant discrepancies are found, the Trust may adjust its fair valuation procedures.

Buying Fund Shares

To open an account, you must make a minimum initial investment as listed in the table.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

You may purchase shares of the Fund by completing an Account Application.  Your order will not be accepted until the Account Application is received by the Fund or the Transfer Agent .  Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution.  The Fund will not accept payment in cash, money orders or cashier’s checks unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.  If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.  The Fund does not issue share certificates.  These minimums can be changed or waived by the Advisor at any time.

The Fund reserves the right to reject any purchase order, in whole or in part, if such rejection is in the Fund’s best interest.  For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large it would disrupt the management of the Fund or would not otherwise be in the best interest of long-term shareholders.

If the Fund does not have a reasonable belief of the identity of a shareholder, the Account Application will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

PATRIOT Act

The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply the Fund your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may temporarily limit transactions or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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By Mail

To purchase shares by mail, simply complete the Account Application and mail it, along with a check made payable to the Fund to the address listed below.

To make subsequent investments, write your account number on a check made payable to the Fund and mail it together with the most recent confirmation statement received from the Transfer Agent in the envelope provided with your statement or send to the address listed below.

Regular Mail FundX Stock Upgrader Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery FundX Stock Upgrader Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By Telephone

If you have completed the “Account Features” section of the Account Application and your account has been open for at least 15 days, you may purchase additional shares of the Fund by calling toll free at (866) 455-FUND [3863].  Telephone orders, in amounts of $100 or more, will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone .  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, on a day when the NYSE is open, shares will be purchased at the NAV calculated on that day.  For security reasons, requests by telephone will be recorded.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your purchase request in writing.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

By Wire

Initial Investment
If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone at (866) 455-FUND [3863] to make arrangements with a customer service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your Account Application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

12

Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at (866) 455 FUND [3863] to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund you are purchasing, your account number and your name so your wire can be correctly applied.

Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, please contact the Transfer Agent to advise of your intent to wire funds.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent .  Your bank may charge you a fee for sending a wire to the Fund.

Your bank should transmit available funds by wire in your name to:

U.S. Bank, National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA #:  075000022
Credit:    U.S. Bancorp Fund Services, LLC
Account #:        112-952-137
FFC:                    FundX Stock Upgrader Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank, N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Through a Financial Intermediary

You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Fund.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and maintains your individual ownership records.  The Fund may pay Financial Intermediaries for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order to these Financial Intermediaries before close of regular trading (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

13

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial minimum investment of $500, you authorize the Fund to withdraw an amount that you wish to invest from your personal bank account on a monthly basis.  The AIP requires a minimum monthly investment of $100.  If you wish to enroll in the AIP, please complete the “Automatic Investment Plan” section on the Account Application or call the Fund at  (866) 455 FUND [3863].  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.

The Fund may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP at any time by notifying the Transfer Agent by telephone or in writing, at least five days prior to the effective date of the next transaction.

Retirement Plan

The Fund offers an individual retirement account (“IRA”) plan.  You may obtain information about opening an account by calling (866) 455-FUND [3863].  If you wish to open another type of retirement plan, please contact your Financial Intermediary.

Selling (Redeeming) Fund Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Fund or with your Financial Intermediary.  You may redeem part or all of your Fund shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail

You may redeem Fund shares by simply sending a written request to the Transfer Agent to the address listed below. Please provide the name of the Fund, your account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include signature guarantees, if applicable. (Please see “Account and Transaction Policies” below).   Redemption requests will not become effective until all documents have been received in good form by the Fund.  The Fund may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary or a surviving joint owner.  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have the tax withheld will generally be subject to a 10% withholding tax.

14

You should send your redemption request to:

Regular Mail FundX Stock Upgrader Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery FundX Stock Upgrader Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.

By Telephone or Wire

You may redeem Fund shares by completing the “Account Features” portion of the Account Application.  You may also request telephone redemption privileges after your account is opened by sending a written request to the Transfer Agent .  Your request may also require a signature guarantee.  If you have a retirement account, you may not redeem shares by telephone.   During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.    If you are unable to contact the Fund by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem all or some of your shares by calling the Transfer Agent at (866) 455 FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be sent by electronic funds transfer through the ACH network to your pre-designated bank account, to your predetermined bank account.  The minimum amount that may be wired is $1,000.  Wire charges, if any, will be deducted from your redemptions proceeds on a complete or share certain redemption.  In the case of a partial or dollar certain redemption, the wire fee will be deducted from the remaining account balance.  There is no charge to have redemption proceeds sent via ACH; however, credit may not be available for 2-3 days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.  If you wish to redeem shares within 30 days of an address change, you should submit a written request to the Transfer Agent with your signature(s) guaranteed.

Prior to executing instructions received to redeem shares by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized requests.  Once a telephone transaction has been placed, it cannot be canceled or modified.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Through a Financial Intermediary

You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Funds and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

15

Systematic Withdrawal Plan

You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”). Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  You may establish a SWP on any account and in any amount you choose.  If you elect this method of redemption, the Fund will send a check to your address of record or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Redemption Fee and Market Timing

The Fund is intended for long-term investors.  Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by the Fund’s shareholders.  For these reasons, the Fund will assess a 2.00% fee on the redemption of Fund shares held for less than 30 days.  The redemption fee is deducted from your proceeds and retained by a Fund for the benefit of long-term shareholders.  The first-in, first-out (“FIFO”) method is used to determine the 30 day holding period.  The FIFO method states that if a shareholder purchases shares on different days, the shares he/she held the longest will be redeemed first for purposes of determining whether the redemption fee applies.  This fee does not apply to (i) shares purchased through reinvested dividends or capital gains; (ii) Fund redemptions under the Fund’s SWP; (iii) the redemption of shares previously purchased under an AIP; or (iv) the involuntary redemption of low balance accounts.  The Fund reserves the right to change the terms and amount of this fee upon at least a 60-day notice to shareholders.

Although the Fund has the goal of applying this redemption fee to redemptions of shares held for less than 30 days, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  These may include, but are not limited to, 401(k) and other employer-sponsored retirement plans (excluding IRA and other 1-person plans).  While the Fund has entered into information sharing agreements with such Financial Intermediaries which contractually requires such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information from the Financial Intermediary as to the applicable redemption fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.  The redemption fee also will be applied to exchanges between other FundX Funds if the shares are purchased and held for less than 30 days.

16

In addition, shareholders controlling greater than 5% of the Fund’s assets will be restricted to no more than four “round trips” through the Fund during any 12 month period.  A round trip is an exchange or redemption out of the Fund followed by an exchange or purchase back into the Fund.  The Fund will look at both individual account holders as well as groups of accounts that are traded by a single entity (e.g. registered investment advisors) when determining which shareholders control greater than 5% of the Fund.  With respect to omnibus accounts, the Fund will “look through” to the underlying shareholders when determining the 5% threshold.  The Fund will notify shareholders who, in its determination, have exceeded the 5% threshold.

Please bear in mind that Fund is not in a position to monitor all trading behavior and does not feel that adding the costs of establishing such a process would benefit Fund shareholders.  However, the Fund may track the behavior of any shareholders that appear, in the Advisor’s opinion, to disrupt the management of the Fund.  In addition to the establishment of a redemption fee, to help protect the interests of long-term investors and reward them for their commitment to the Fund’s strategies, the Fund may close any shareholder account to new purchases when, in the opinion of the Fund’s Advisor, in its sole discretion, the trading activity is disruptive to the management of the Fund.  The Fund reserves the right, in its sole discretion, to identify trading activity as disruptive or abusive.  At all times, the Fund will act on behalf of the best interest of its long-term shareholders.

Account and Transaction Policies

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date.

Low Balance Accounts
The Fund may redeem the shares in your account if the value of your account is less than $2,500 as a result of redemptions you have made ; not as a result of a decline in the NAV of the Fund or for market reasons.  This does not apply to retirement plans or UGMA/UTMA accounts.  You will be notified that the value of your account is less than $2,500 before the Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account up to at least $2,500 before the Fund takes any action.

Redemption “In-Kind”
The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  The Fund does not expect to do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Signature Guarantees
Signature guarantees may be required for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

●	For all redemption requests in excess of $100,000;

●	If a change of address request has been received by the Transfer Agent within the last 30 days;

●	If ownership is changed on your account;

●	When redemption proceeds are payable or sent to any person, address or bank account not on record;

17

●	For written requests to wire redemption proceeds (if not previously authorized on the account); and

●	When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund and /or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.  Signatures guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

How to Exchange Fund Shares

Shareholders of record, including financial institutions and intermediaries, may exchange shares of the Fund for shares of another FundX Fund, including FundX Funds offered in a separate prospectus, on any business day by contacting the Transfer Agent directly. This exchange privilege may be changed or canceled by the Fund at any time upon a 60-day written notice to its shareholders.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another.   Redemption fees may apply.   As a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV.

You may also exchange shares of any or all of an investment in the Fund for Class A shares of the First American Prime Obligations Fund (the “First American Fund”).  This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions.  Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund’s prospectus and the necessary exchange authorization forms, call the Transfer Agent .  This exchange privilege does not constitute an offering or recommendation on the part of the Fund or the Advisor of an investment in the First American Fund.

You may exchange your shares by notifying the Transfer Agent by telephone or in writing.  Exchanges may be made in amounts of $1,000 or more and are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise.  You should give your account number and the number of shares or dollar amount to be exchanged.  The letter should be signed by all of the shareholders whose names appear on the account registration.  You may also exchange Fund shares by calling the Transfer Agent at (866) 455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time, on any day the NYSE is open for regular trading.  If you are exchanging shares by telephone, you will be subject to certain identification procedures that are listed under the “Selling (Redeeming) Fund Shares” section.

Service Fees and Other Third Party Payments

The Fund may pay service fees to Financial Intermediaries, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

18

Distributions and Taxes

Dividends and Distributions

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.  In addition, if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserve the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions.  If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

Taxes

The Fund intends to make distributions of ordinary income and capital gains.  In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain.  Dividends and Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains are taxable as long-term capital gains regardless of how long you have held your shares.  A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates for individual shareholders or for the dividends-paid deduction for corporate shareholders, provided certain requirements are met.   You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in October, November, or December, but paid in January are taxable as if they were paid in December.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you exchange or sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Fund.

19

Financial Highlights

The table shows the Fund’s financial performance for the fiscal periods shown.  Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information was audited by Tait, Weller & Baker LLP, the Fund’s Independent Registered Public Accounting Firm.  Their report and the Fund’s financial statements are included in the Fund’s most recent Annual Report to shareholders.

FundX Stock Upgrader Fund
Financial Highlights For a capital share outstanding throughout each year/period

	Year Ended		Period Ended
	October 31, 2008	October 31, 2007	October 31, 2006*

Net asset value, beginning of period	$31.99	$27.02	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.15)	(0.09)	(0.06)
Net realized and unrealized gain on investments	(10.83)	5.06	2.07
Total from investment operations	(10.98)	4.97	2.01
Paid-in capital from redemption fees	0.01	0.00(1)	0.01
LESS DISTRIBUTIONS:
From net realized gains	(3.25)	—	—
Total Distributions	(3.25)	—	—
Net asset value, end of period /year	$17.77	$31.99	$27.02

Total Return	(38.02)%	18.39%	8.08% ^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$6.2	$13.8	$62.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.22%	2.03%	1.69% +
After fees waived and expenses absorbed	1.50%	1.50%	1.50% +

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.26)%	(0.71)%	(0.56)% +
After fees waived and expenses absorbed	(0.54)%	(0.18)%	(0.37)% +
Portfolio turnover rate	348%	305%	315% ^
*	Fund commenced operations November 1, 2005.
(1)	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

20

Privacy Notice

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms,
●	Information you give us orally, and
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out its assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

This page is not a part of the Prospectus.

FundX StockUpgrader Fund

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”): The SAI provides more detailed information about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated by reference into this Prospectus.  It is legally a part of the Prospectus.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders.  In the Fund’s Annual Report you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You can obtain free copies of these documents, request other information or make general inquiries about the Fund by contacting the Fund at:

FundX Stock Upgrader Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: (866) 455-FUND [3863]
[www.upgraderfunds.com]

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission, 100 F Street, N.E. Washington, D.C. 20549-0102.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Fund are also available:

·	Free of charge from the Fund’s website at www.upgraderfunds.com; or

·	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.; or

·	For a fee, by writing to the Public Reference Room of the SEC , Washington, DC 20549- 0213 ; or

·	For a fee, by email request at www.publicinfo@sec.gov.

(1940 Act File Number 811-05037)

STATEMENT OF ADDITIONAL INFORMATION
February 28, 200 9

FundX Stock Upgrader Fund
235 Montgomery Street, Suite 1049
San Francisco, California 94104
(415) 986-7979

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated February 28, 200 9 , as may be revised, of the FundX Stock Upgrader Fund, (the “Fund”) advised by DAL Investment Company, LLC (the “Advisor”), a series of Professionally Managed Portfolios (the “Trust”).  A copy of the Fund’s Prospectus is available by calling the number listed above or (866) 455-FUND [3863] or on the Fund’s website at www.upgraderfunds.com .

The Fund’s most recent Annual Report to shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Fund’s Annual Report dated October 31, 200 8 as filed with the Securities and Exchange Commission (“SEC”).

B-1

THE TRUST	3
INVESTMENT POLICIES AND RISKS	3
INVESTMENT RESTRICTIONS	9
PORTFOLIO TURNOVER	10
PORTFOLIO HOLDINGS INFORMATION	11
TRUSTEES AND EXECUTIVE OFFICERS	12
PROXY VOTING POLICIES AND PROCEDURES	16
THE FUND’S INVESTMENT ADVISOR	17
PORTFOLIO MANAGERS	18
SERVICE PROVIDERS	19
EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE	20
CAPITAL STOCK	22
DETERMINATION OF SHARE PRICE	22
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	23
DISTRIBUTIONS AND TAX INFORMATION	25
THE FUND’S DISTRIBUTOR	27
MARKETING AND SUPPORT PAYMENTS	27
FINANCIAL STATEMENTS	28
APPENDIX A	29
APPENDIX B	32

B-2

THE TRUST

The Trust is a Massachusetts business trust organized on February 17, 1987 and is registered with the SEC as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Board may from time-to-time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund’s assets for any shareholder held personally liable for obligations of a Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of a Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

The SEC is not involved in the supervision or management of the Fund.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of the Fund’s investment policies and risks as set forth in its Prospectus.  There can be no guarantee that the Fund’s objective will be attained.

The Fund is diversified (see fundamental investment restriction 7 under “Investment Restrictions” in this SAI).  Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.

Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

B-3

The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Equity Securities. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Funds may invest.   The effects of the sub-prime mortgage crisis that began to unfold in 2007 continue to manifest in nearly all the sub-divisions of the financial services industry.  Sub-prime mortgage related losses and write down among investment banks and similar institutions reached significant levels in 2008.  The impact of these losses among traditional banks, investment banks, broker/dealers and insurers has forced a number of large such institutions into either liquidation or combination, while drastically increasing the volatility of their stocks prices.  In some cases, the U.S. government has acted to bail out select institutions, such as insurers, however the risks associated with investment in stocks and securities of such insurers has nonetheless increased substantially.

Congress has recently passed legislation to provide the U.S. Department of the Treasury with the authority to issue up to $700 billion of Treasury securities to finance the purchase of troubled assets from financial institutions.  There can be no assurance that this legislation will cause the risks associated with investment in the stock market in general or in financial services company stocks to decrease.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Fund invests in the equity securities of small or mid-size companies, directly or through its investments in other mutual funds, it will be exposed to the risks of smaller sized companies. Small and mid-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, or services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, its performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Common Stock.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

B-4

Preferred Stock.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of bonds and common stock.  It can offer the higher yield of a bond , but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities and Warrants.  The Fund may invest up to 5% of its assets in convertible securities and warrants.

Convertible Security.  Convertible securities  are securities (such as debt securities or a preferred stock) that may be converted or exchanged for a specified amount of common stock of within a particular period of time at a specified price or formula  of the same or a different issuer.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risks associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Warrants.  A warrant gives the holder the right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed exercise price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach the exercise price (in which event the Fund will not exercise the warrant and will lose its entire investment therein).

Illiquid Securities.  The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid.  The Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Mutual funds do not typically hold a significant amount of these illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

Restricted Securities.  The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

B-5

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Foreign Securities.  The Fund may invest up to 20% of its total assets in foreign equity securities and, American Depositary Receipts (“ADRs”).  In determining whether a company is foreign, the Advisor will consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company is legally organized.  The weight given to each of these factors will vary depending upon the circumstances.  Investments in foreign securities may involve a greater degree of risk than those in domestic securities.

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to the Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

B-6

Dividends and interest payable on the Fund’s foreign securities may be subject to foreign withholding tax.  The Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in the Fund under U.S. tax law, they will reduce the net return to the Fund’s shareholders.

To the extent the Fund invests in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Fund to the risk of fluctuating currency exchange rates pending settlement.

The Fund may invest in ADRs.  ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers.  ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.  ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market.  Investments in ADRs involve risks similar to direct investment in the underlying foreign security.  Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation.  Available information about the issuer of the unsponsored ADR may not be current or as readily available as for sponsored ADRs and therefore the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.

There is a large, liquid market in the United States for most ADRs. ADRs and the securities of foreign companies traded on a U.S. stock exchange will generally be considered foreign securities for purposes of calculation of any investment limitation placed on the Fund’s exposure to foreign securities.

Other Investment Companies. The Fund may invest its assets in shares of other investment companies, including exchange-traded funds (“ETFs”), money market mutual funds, or other mutual funds, subject to the limitations of the Investment Company Act of 1940, as amended, (the “1940 Act”) .  The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies.  The acquisition of shares by the Fund in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act and the rules thereunder, except as may be permitted by an exemptive order obtained by the other registered investment companies that permits the Fund to invest in the other registered investment companies beyond the limits of Section 12(d)(1) and the rules thereunder, subject to certain terms and conditions, including that the Fund enters into an agreement with the other registered investment companies regarding the terms of the investment.

B-7

Exchange-Traded Funds.    ETFs are typically open-end investment companies that are bought and sold on a national securities exchange .   An ETF is similar to a traditional mutual fund but trades at different prices during the day on a securities exchange like a stock.   Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase sell these shares on the secondary market at their current market price, which may be more or less than their net asset value.   Investors in the Fund should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their net asset value, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the Fund only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Short-Term Investments.  The Fund may invest in any of the following securities and instruments:

Money Market Mutual Funds.  The Fund may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure.  Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.

Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

B-8

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes.  The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix B.

INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act.  The Fund may not:

1.           Make loans to others, except to the extent a repurchase agreement is deemed to be a loan.

2.           (a) Borrow money, except for temporary or emergency purposes.  Any such borrowing will be made only if, immediately thereafter, there is asset coverage of at least 300% of all borrowings.

(b) Mortgage, pledge or hypothecate its assets except, up to 1/3 of its assets, in connection with any such borrowings.

3.           Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account or underwrite securities.  (This does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

4.           Purchase or sell real estate, commodities or commodity contracts.

5.           Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry.  (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

6.           Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

7.           With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

B-9

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  The Fund may not:

1.           Invest in any issuer for purposes of exercising control or management.

2.           Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

3.           With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

4. The Fund will not make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first changing the Fund’s name and providing the Fund’s shareholders with at least a 60-day prior notice.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs any may result in a greater number of taxable transactions.  See “Execution of Portfolio Transactions and Brokerage.”

For the fiscal years ended October 31, the Fund had the following portfolio turnover rates:

2008	2007
348%	305%

B-10

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund.  The policy was developed in consultation with the Advisor and has been adopted by the Advisor. Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, principal underwriter or any other affiliated person of the Fund. After due consideration, the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the policy including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund. Pursuant to this policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, the Fund discloses its complete portfolio holding on the Fund’s website at www.upgraderfunds.com under the hotlink of the Fund’s ticker symbol within five business days of each month-end.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time such information is filed with the SEC.
In the event of a conflict between the interests of the Fund and the interests of Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination as to how to resolve such conflict in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed including a duty not to trade on non-public information:  fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the policy, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

B-11

In no event shall the Advisor, its affiliates or employees, the Fund, or any other party in connection with any arrangement receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the policy and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

From time to time, the Advisor may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  Shareholders can access the Fund’s website at www.upgraderfunds.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, term of office with the Trust and length of time served, their principal occupation for the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	8	Trustee, Allegiant Funds.

B-12

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	8	The Dana Foundation; The University of Virginia Law School Foundation.
Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	8	None.
Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	8	Independent Trustee, The Managers Funds; Trustee, Managers AMG Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel
Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since August 2002. Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Senior Vice President, U.S. Bancorp Fund Services, LLC , since July 2001.	Not Applicable.	Not Applicable.

B-13

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since August 2002.
Senior Vice President, USBFS since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).

			Not Applicable.	Not Applicable.
Elaine E. Richards (born 1968) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.
Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007) ; formerly, Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (1998-2004).
			Not Applicable.	Not Applicable

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies to the Fund and the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund, the FundX Flexible Income Fund, the FundX ETF Upgrader Fund, FundX ETF Aggressive Upgrader Fund, and the FundX Tactical Upgrader Fund (collectively referred to as the “Related Series”).  Except for the Related Series, the Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Trust Committees.  The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations by shareholders should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee did not meet during the Fund’s last fiscal period with respect to the Fund.

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of a fund’s pricing and financial reporting.  The Audit Committee met once during the Fund’s last fiscal period with respect to the Fund.

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The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The QLCC did not meet during the Fund’s last fiscal period with respect to the Fund.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer or an Assistant Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee did not meet during the Fund’s last fiscal period with respect to the Fund.

Trustee Ownership of Fund Shares and Other Interests.  The following table shows the amount of shares in each Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 200 8 .

Name	Dollar Range of Fund Shares	Dollar Range of Fund Shares and its Related Series	Aggregate Dollar Range of Fund Shares in the Trust
Dorothy A. Berry	$1-$10,000	$1-$10,000	$10,001-$50,000
Wallace L. Cook	None	$1-$10,000	$10,001-$50,000
Carl A. Froebel	None	None	$10,001-$50,000
Steven J. Paggioli	None	$1-$10,000	$50,001 - $100,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates.  Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Fund’s principal underwriter or any of its affiliates.

Compensation.   Independent Trustees each receive an annual retainer of $40,000 allocated among each of the various portfolios comprising the Trust. The Chairman of the Board receives an additional annual retainer of $8,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation received by the following Independent Trustees from the Fund for the fiscal year ended October 31, 200 8 .

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Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	$ 1,726	None	None	$ 25,061
Wallace L. Cook, Trustee	$ 1,479	None	None	$ 21,478
Carl A. Froebel, Trustee	$ 1,479	None	None	$ 21,478
Steven J. Paggioli	$ 1,479	None	None	$ 21,478
(1)
There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund and its Related Series.  For the fiscal period ended October 31, 200 8 , trustees’ fees and expenses in the amount of $ 168,000 were allocated to the Trust.

The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and the principal underwriter to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Fund which delegates the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has also adopted a proxy voting policy (the “Advisor’s Policy”) that underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Fund’s shareholders.  The Advisor’s Policy dictates that its Proxy Committee vote proxies in a manner that will further the economic value of each investment for the expected holding period.  Each vote cast by the Proxy Committee on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.  The Proxy Committee does utilize specific voting positions for substantive proxy issues, but these only serve as guidelines and are subject to change upon review.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will resolve such conflict in the best interests of the Fund’s shareholders.  Typically, the Advisor will (1) disclose the conflict and obtain the clients consent before voting; (2) vote in accordance with a pre-determined policy based upon the independent analysis and recommendation of a voting agent; or (c) make other voting arrangements consistent with pursuing the best interests of the Fund’s shareholders.

The Trust is required to file Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Funds is available without charge, upon request, by calling toll-free (866) 455-FUND [3863] and on the SEC’s website at www.sec.gov.

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Control Persons, Principal Shareholders and Management Ownership.   A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  As of January 31, 2008, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. As of January 31, 2008, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104- 4151	36.95%	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	24.38%	Record
Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	9.63%	Record

THE FUND’S INVESTMENT ADVISOR

DAL Investment Company, LLC, is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104, and acts as the investment Advisor to the Fund, pursuant to an investment advisory agreement, (the “Advisory Agreement”) with the Trust.  The Advisor is controlled by Janet Brown.  Ms. Brown is President of the Advisor.

As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%.  For the fiscal period ended October 31, the Fund paid the following fees to the Advisor:

	2008	2007	2006
Fees Accrued	$96,490	$224,497	$385,080
Fees ( Waived )/Recouped	$(69,989)	$ (119,823)	$ (71,365)
Net Advisory Fee Paid	$26,501	$104,674	$313,715

After an initial two-year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the applicable Fund), and (2) a majority of the Trustees who are not interested persons of any party to an Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreements may be terminated at any time, without penalty, by either party to an Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

B-17

The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 1.50%  of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one year period shown in the Example contained in the Prospectus and may continue for an indefinite period thereafter as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.   Any application or waiver of management fees or payment of the Fund’s expenses by the Advisor will be applied or credited to all shareholders of the Fund on a pro rata basis.

PORTFOLIO MANAGERS

The Fund is managed by an investment committee consisting of Ms. Janet Brown, and Messrs. Jason Browne, Bernard Burke, Martin DeVault and Sean McKeon whom are all considered Portfolio Managers.

The information below represents all of the other accounts managed by the investment committee as of October 31, 200 8 :

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	338	$ 436 Million	0	$0

Because the Advisor performs investment management services for various clients, certain conflicts of interest could arise.  The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund.  The Advisor will have no obligation to purchase or sell for the Fund, or to recommend for purchased or sale by the Fund, any security that the Advisor, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

B-18

Each Portfolio Manager’s compensation is comprised of a fixed salary that is set by industry standards.  They do not receive deferred compensation and their salary is not based on Fund performance, but they do receive a bonus as part of their compensation.  Bonuses are calculated based on a combination of the success of the Advisor and the employee’s contribution to the firm.  The Portfolio Managers also participate in a 401(k) retirement plan, have an ownership interest in the firm and receive income distributions based on the percent owned.

The following indicates the beneficial ownership of each Portfolio Managers as of October 31, 200 8 :

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, $100,001-$500,000-$500,001- $1,000,000, Over $1,000,000)

Janet Brown	$50,001 - $100,000
Jason Browne	$1 - $10,000
Bernard Burke	$10,001 - $50,000
Martin DeVault	$1 - $10,000
Sean McKeon	$10,001 - $50,000

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant.   Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Fund.  USBFS provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund Complex a fee based on the aggregate current average daily net assets of 0.10% on assets up to $150 million, 0.05% on assets between $150 million and $350 million, 0.04% on assets between $350 million and $500 million and 0.03% on the remaining balance with a minimum fee of $30,000 for the FundX Upgrader Fund and $15,000 for each remaining series in the Fund Complex.  USBFS also is entitled to certain out-of-pocket expenses. USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.   Additionally, the transfer agent provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Fund by the Board of Trustees.

B-19

The table below shows the amount of administration fees paid by the Fund to USBFS for the fiscal years ended October 31.

Administration Fee Paid
2008	$15,004
2007	$15,000
2006	$22,120

Custodian.  U.S. Bank, National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.   The transfer agent , the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Fund.

Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York, 10022 serves as legal counsel to the Fund.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.

B-20

While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) of the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it direct securities transactions to brokers in exchange for selling shares of the Fund.  However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

For the fiscal years ended October 31, the Fund paid the following in brokerage commissions:

	2008	2007	2006
Brokerage Fees Paid	$16,995	$79,497	$235,689

B-21

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution.  The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

The securities in the Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is primarily traded.

B-23

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund’s Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares.  In addition to purchasing shares directly from the Fund, you may purchase shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

The public offering price of Fund shares is its NAV.  Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form as discussed in the Fund’s Prospectus. In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares; (ii) to reject purchase orders in whole or in part when, in the judgment of the Advisor, such rejection is in the best interest of the Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan.  As discussed in the Prospectus, the Fund provided an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP, an investor should note that the AIP does not assure a profit or protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds.  You can sell your Fund shares any day the NYSE is open for regular trading.  Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days, but only as authorized by SEC rules.

B-23

The value of shares on redemption or repurchase may be more or less than your cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Instructions.  As described in the Prospectus, shareholders with telephone privileges on their account may redeem the Fund’s shares by telephone.  Upon receipt of any instructions or inquiries from any person claiming to be the shareholder, the Fund or its authorized agent may carry out the instructions and/or or to respond to the inquiries consistent with the shareholder’s previously established account service options.   For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The transfer agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine.   If it fails to employ reasonable procedures, the Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.   If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, consult the transfer agent .

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the the transfer agent by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus.  Telephone redemption privileges may be modified or terminated without notice.

Redemptions In-Kind.  The Trust has filed an election under Rule 18f-1 committing to pay, in cash, all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.   A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

B-24

DISTRIBUTIONS AND TAX INFORMATION

Distributions.  The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions to such shareholder for the previous year .

Tax Information.  Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund has elected to qualify and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not  be subject to any federal income or excise taxes.  However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.  To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.  If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

The Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a taxable year are computed by taking into account any capital loss carry-forward of the Fund , applied first against any short-term capital gain in the taxable year such loss carry-forward is utilized .

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent derived from domestic or certain foreign corporations, and provided that the Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent derived from domestic corporations, and provided that the Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.   In addition, dividends that the Fund receives from shares in another regulated investment company (such as underlying mutual funds and ETFs in which the Fund may invest) will only be qualifying dividends for such purposes to the extent that such dividends are derived from qualifying sources by such underlying regulated investment company and certain holding period requirements are met.   In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders.  However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The special treatment of such dividends may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

B-25

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares.  Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph.  Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to backup withholding currently at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their correct status under the federal income tax law or if the IRS notifies the Funds that such backup withholding is required .  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes.  Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on Fund distributions.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

B-26

THE FUND’S DISTRIBUTOR

Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and member of FINRA.

The Distribution Agreement between the Fund and Quasar has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

As of December 31, 200 8 , the Advisor has agreements with five firms to pay such Support Payments, which are structured in three ways:  (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.

Support Payments to these dealers were as follows:

Firm	Dollar Amount
Charles Schwab	$ 24,000.00
Fidelity	$ 7,770.92
Ameritrade	$ 2,686.83
FISERV	$ 19.57
Prudential	$ 66.15

Entertainment, Conferences and Events.  The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

B-27

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund’s shares.

FINANCIAL STATEMENTS

The Fund’s Annual Report to shareholders for the fiscal year ended October 31, 200 8 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

B-28

APPENDIX A
CORPORATE BOND RATINGS

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; its future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

B-29

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal.  BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments.  Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

B-30

D: Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors believes that such payments will be made during such grace period.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

B-31

APPENDIX B
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be  evidenced by many of the following characteristics:  leading market positions in well-established  industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed  financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1”.

B-32

DAL Investment Company

FundX ETF
Upgrader Funds

FundX ETF Upgrader Fund
FundX ETF Aggressive Upgrader Fund

Prospectus

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

February 28, 200 9

1

An Overview of the Funds: Risk/Return Summary	3
Investment Objectives and Principal Investment Strategies	10
The Advisor’s Classification Process	12
Principal Risks of Investing in the Funds	15
Portfolio Holdings Information	17
Investment Advisor to the Funds	18
Portfolio Managers and Members of the Investment Committee	18
Shareholder Information	19
Service Fees and Other Third Party Payments	28
Distribution and Taxes	28
Financial Highlights	30
Privacy Notice	Inside Back Cover

FundX ETF Upgrader Fund and FundX ETF Aggressive Upgrader Fund (each a “Fund,” and collectively, the “Funds”) are mutual funds that pursue their objectives by investing exclusively in shares of exchange-traded funds (“ETFs”).  The investment objective of each Fund is to maximize capital appreciation over the long-term without regard to income.  DAL Investment Company, LLC (the “Advisor”) is the investment advisor to the Funds and is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104.  The Funds are series of Professionally Managed Portfolios (the “Trust”).  Other than the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX Stock Upgrader Fund and the FundX Tactical Upgrader Fund, offered in separate prospectuses, the Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

This Prospectus sets forth basic information about the Funds that you should know before investing.  It should be read and retained for future reference.

2

An Overview of the Funds: Risk/Return Summary

What are the Funds’ Investment Objectives?

The investment objective of the FundX ETF Upgrader Fund (“ETF Upgrader Fund”) is to maximize capital appreciation over the long term without regard to income.

The investment objective of the FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”) is to maximize capital appreciation over the long term without regard to income.

What are the Funds’ Principal Investment Strategies?

Under normal market conditions, each Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowing for investment purposes) in ETFs (referred to in this Prospectus as “Underlying Funds”).  The Underlying Funds are not affiliated with the Funds or the Advisor.  Some Underlying Funds primarily invest in particular types of securities, while some concentrate in certain industries or sectors, and others invest in a variety of securities.  Various Underlying Funds may emphasize either value or growth styles of investing or a combination thereof.

An ETF is an investment company which offers shares that are listed on a national securities exchange.  Shares of ETFs, because they are listed on a stock exchange, can be traded throughout the day on that stock exchange at market-determined prices.  ETFs typically invest predominantly in the securities comprising a particular underlying index.  As such, the ETF itself is typically an index fund.

The ETF Upgrader Fund typically maintains a core holding of Underlying Funds comprised of diversified portfolios invested in well-established U.S. and foreign companies, which may also include some fixed-income instruments, including below investment grade securities.  There is no limit on the percentage of the ETF Upgrader Fund’s assets that may be invested in Underlying Funds that focus their investments in foreign securities, and up to 50% of its assets may be invested in Underlying Funds that focus their investments in emerging market securities.  In addition, the Advisor may invest a portion of the ETF Upgrader Fund’s portfolio in more aggressive Underlying Funds when it perceives greater potential returns by taking additional risks or more conservative Underlying Funds when it believes that market conditions warrant a more defensive position.  The more aggressive Underlying Funds may be non-diversified and have concentrated positions within certain sectors or industries, may be heavily invested in companies with small market capitalization, or may engage in short sale transactions.  The more conservative portfolios may have investment objectives that incorporate both income and capital appreciation or may be fixed-income portfolios with varying maturities.

The ETF Aggressive Fund may be invested up to 100% in Underlying Funds that focus on special investments, industries or market sectors.  These Underlying Funds may invest in small- or mid-sized U.S. or foreign companies and may concentrate in a particular country, region, sector or in a few individual holdings.  There is no limit on the percentage of the ETF Aggressive Fund’s assets that may be invested in Underlying Funds that focus their investments in foreign securities, including emerging market securities.  The Underlying Funds may also use leverage, margin, short positions, options or futures.  In addition, at the Advisor’s discretion, the ETF Aggressive Fund may invest a portion of its portfolio in Underlying Funds that generally invest in some fixed-income securities, including below investment grade securities, and equity securities with a wide range of capitalization to reduce volatility or when the Advisor believes market conditions warrant such investments.

3

Consistent with each Fund’s investment objective, the Advisor uses an “upgrading” investment strategy to select and manage Underlying Funds.  The Advisor believes that the best investment returns can be attained by continually upgrading assets into what it believes to be the top performing Underlying Funds within a given style and risk class, and intends to remain invested in those funds as long as they continue to provide superior results.  (For additional information, please see “Investment Objectives and Principal Investment Strategies.”)

Because each of the Funds will bear its share of the fees and expenses of the Underlying Funds, you will pay higher expenses than would be the case if you made a direct investment in the Underlying Funds.  There may also be tax consequences associated with capital gains distributions by the Underlying Funds (which may be frequent) and investors could directly incur higher transaction costs because of high portfolio turnover in the Underlying Funds.  In addition, investments in ETFs are also subject to brokerage and other trading costs which could result in greater expenses to a Fund.

What are the Principal Risks of Investing in the Funds?

An investment in the Funds entails risk.  The Funds cannot guarantee that they will meet their respective investment objectives.  Since the price of the Underlying Funds each Fund holds may fluctuate, the value of your investment may fluctuate and you could lose money.  The following risks could affect the value of your investment:

▪
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or market as a whole.   The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in a Fund.

▪
Management Risk – Management risk describes each Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for each Fund.  The value of your investment is subject to the effectiveness of the Advisor’s investment strategies in selecting the Underlying Funds, as well as the investment strategies used by the Underlying Funds in selecting investments, including the ability of the investment advisory organizations that manage the Underlying Funds in assessing economic conditions and investment opportunities, which may result in a decrease in the value of your investment or in overall performance equal to other investments.

▪
ETF Trading Risk – Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF .

▪
Foreign Securities and Emerging Markets Risk – The Underlying Funds held by one or more Funds may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including less governmental supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

4

The Underlying Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

▪
Non-Diversification Risk – While the Funds themselves are diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.  If an Underlying Fund focuses its investments in a limited number of issuers, its NAV per share, market price and total returns may fluctuate or decline more in times of weaker markets than a more diversified mutual fund.

▪
Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies because small companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that for an Underlying Fund investing in small companies, the value of that Underlying Fund’s shares, and therefore the value of a Fund’s shares, will be more volatile than a fund that invests exclusively in large-capitalization companies.

▪
Concentration Risk – The Funds will generally seek to avoid investments in Underlying Funds if such investments would cause the Funds, through the securities held in the portfolios of the Underlying Funds, to become concentrated in any one industry or group of industries. The Underlying Funds may, however, alter their portfolios over time. To the extent the Underlying Funds alter their portfolios, this may result in the Funds becoming concentrated in an industry or group of industries and therefore the Funds will be subject to the risks associated with investments in that industry. In addition, the Underlying Funds may hold a limited number of investments and therefore may become concentrated in one or more sectors at any given time, subjecting a Fund to sector concentration risk. The judgment of the investment advisory organizations that manage the Underlying Funds regarding which sectors and industries offer the greatest potential for financial reward consistent with an Underlying Fund’s investment objective will change over time. Sector and industry concentration risk is the possibility that a certain sector or industry may underperform other sectors, industries or the market as a whole. As a result, if an Underlying Fund is concentrated in a particular sector or industry, it will be subject to greater risk of loss from adverse economic, business or other developments affecting that sector or industry than if its investments were more diversified.

▪
Upgrading Strategy Risk – The Funds employ an “upgrading” strategy whereby they continually seek to invest in the top-performing ETFs at a given time.  When investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.  Furthermore, focusing on current market leaders may expose the Funds to concentration risk.

5

▪
Short Sales Risk –The Underlying Funds may engage in short sales, which could cause an Underlying  Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended. This could cause the Fund’s performance to suffer to the extent that it invests i n such an Underlying Fund.

▪
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.  Fixed-income securities with longer maturities generally involve greater interest rate risk than those with shorter maturities.   In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed-income securities and the market’s perception of that issuer’s ability to repay principal and interest when due can also affect the value of the fixed-income securities held by an Underlying Fund.

▪
High-Yield Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default.  Additionally, these instruments are generally unsecured and may be subordinated to other creditor’s claims.

▪
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

▪
Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.  The NAV per share of an Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

▪
Portfolio Turnover Risk - High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to a Fund’s shareholders.  The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.  The Funds may have a portfolio turnover rate in excess of 100%.

▪
New er Fund Risk - There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Funds.  Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

Who may want to Invest in the Funds?

The ETF Upgrader Fund may be appropriate for long-term investors who are willing to accept an above-average level of market risk associated with investing in a portfolio that depends largely on the value of common stock holdings.  The ETF Upgrader Fund may not be appropriate for investors seeking regular income or stability of principal or those pursuing a short-term goal.

The ETF Aggressive Fund may be appropriate for long-term investors who are willing to accept a considerable level of market risk associated with investing in a portfolio that depends exclusively on the value of common stock holdings concentrated in one or more sectors or industries.  The ETF Aggressive Fund may not be appropriate for investors seeking regular income or stability of principal or those pursuing a short-term goal.

6

What are the Funds’ Investment Performance?

The following performance information indicates some of the risks of investing in the Funds.  The bar charts below illustrate how the Funds’ total returns have varied from year to year.  The table below illustrates the Funds’ average annual total returns over time compared with domestic broad-based market indices.  The Funds’ performance, before and after taxes is not necessarily an indication of how the Funds will perform in the future.

FundX ETF Upgrader Fund

Calendar Year Total Return as of December 31, 2008
During the period shown in the bar chart, the ETF Upgrader Fund’s highest quarterly return was 0.97% for the quarter ended June 30, 2008, and the lowest quarterly return was -23.46% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2008
	1 Year	Since Inception
FundX ETF Upgrader Fund		(2/01/07)
Return Before Taxes	-41.59%	-20.10%
Return After Taxes on Distributions (1)	-41.90%	-20.32%
Return After Taxes on Distributions and Sale of Fund Shares (1)	-26.75%	-16.76%
S&P 500® Index(2)	-37.00%	-19.84%
Dow Jones Wilshire 5000 Index(3)	-37.34%	-20.18%
____________
(1)
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

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(2)
The S&P 500® Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested, but do not reflect any deductions for fees, expenses or taxes.  You cannot invest directly in an index.

(3)
The DJW 5000 Index measures the performance of all U.S.-headquartered companies regardless of exchange.  As of February 2009, the DJW 5000 Index was comprised of 4,559 companies.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends. You cannot invest directly in an index.

FundX ETF Aggressive Upgrader Fund

Calendar Year Total Return as of December 31, 2008
During the period shown in the bar chart, the ETF Aggressive Fund’s highest quarterly return was -7.91% for the quarter ended June 30, 2008, and the lowest quarterly return was -21.74% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2008
	1 Year	Since Inception
FundX ETF Aggressive Upgrader Fund		(2/01/07)
Return Before Taxes	-39.54%	-13.93%
Return After Taxes on Distributions(1)	-39.91%	-14.20%
Return After Taxes on Distributions and Sale of Fund Shares(1)	-25.54%	-11.75%
S&P 500® Index(2)	-37.00%	-19.84%
Dow Jones Wilshire 5000 Index(3)	-37.34%	-20.18%
Russell 2000® Index(4)	-33.79%	-20.72%
____________
(1)
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

(2)
The S&P 500® Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested, but do not reflect any deductions for fees, expenses or taxes.  You cannot invest directly in an index.

(3)
The DJW 5000 Index measures the performance of all U.S.-headquartered companies regardless of exchange.  As of February 2009, the DJW 5000 Index was comprised of 4,559 companies.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends. You cannot invest directly in an index.

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(4)
The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.  It reflects no deduction for fees, expenses or taxes and does include reinvested dividends. You cannot invest directly in an index.

What are the Fees and Expenses Associated with Investing in the Funds?

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The expenses below are based on actual expenses incurred for the fiscal year ended October 31, 200 8 .

FundX ETF
Shareholder Fees(1) (fees paid directly from your investment)	Upgrader Fund	Aggressive Upgrader Fund
Maximum Sales Charge (load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (load)	None	None
Redemption Fee(2)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	1.00%	1.00%
Distribution (Rule 12b-1) Fees	None	None
Other Expenses(3)	0.83%	0.33%
Acquired Fund (Underlying Fund) Fees and Expenses(4)	0.37%	0.46%
Total Annual Fund Operating Expenses	2.20%	1.79%
Less: Expense Reimbursement or Reduction	-0.33%	0.06%
Net Annual Fund Operating Expenses Plus Acquired Fund (Underlying Fund) Fees and Expenses(5)	1.87%	1.85%
_______________
(1)
Although no sales loads or transaction fees are charged, you will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Please note that this fee is subject to change.

(2)
You will pay a redemption fee of 2.00% on the value of shares you redeem or exchange that are held for less than 7 days.  This fee will not be imposed on Fund shares acquired through the reinvestment of dividends or other distributions.  The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

(3)	Other Expenses include custodian, transfer agency and other customary Fund expenses.

(4)
The Funds are required to disclose Acquired Fund Fees and Expenses in the above fee table.  Acquired Fund Fees and Expenses are indirect fees that a fund incurs from investing in the shares of other mutual funds and ETFs, (“Acquired Funds”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in an Acquired Fund’s net asset value.  However, because the Advisor selects Underlying Funds without regard to expense (see “Investment Objectives and Principal Investment Strategies”), the range of actual expenses of the Underlying Funds are expected to vary with changes in the allocation of each Fund’s assets among various Underlying Funds and may be more or less than the range shown above.  Please note that the Net Annual Fund Operating Expenses in the table above does not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus.  Without Acquired Fund Fees and Expenses, the Net Annual Fund Operating Expenses would have been 1.50% and 1.39% for the ETF Upgrader Fund and the ETF Aggressive Fund, respectively.

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(5)
The Advisor has contractually agreed to reduce its fees and/or pay each Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF Upgrader Fund and the ETF Aggressive Fund to 1.50% of each Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one year period shown in the Example below and may continue for an indefinite period thereafter as determined by the Trust’s Board of Trustees (the “Board”).  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made on behalf of a Fund in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  A reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.

Examples
The Examples below are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Examples also assume that your investment has a 5% return each year, dividends and distributions are reinvested, and a Fund’s operating expenses remain the same.  The Examples reflect the expense limitation agreement for the first year only within each of the years shown below. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
ETF Upgrader Fund	$ 190	$ 656	$ 1,150	$ 2,508
ETF Aggressive Fund	$ 188	$ 569	$ 975	$ 2,110

Investment Objectives and Principal Investment Strategies

The investment objective of the ETF Upgrader Fund is to maximize capital appreciation over the long term without regard to income.

The investment objective of the ETF Aggressive Fund is to maximize capital appreciation over the long term without regard to income.

Under normal market conditions, each Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in ETFs.  The Funds purchase shares of ETFs in the secondary market and not directly from the ETFs.  Each Fund will invest primarily in Underlying Funds that have an investment objective similar to the Fund’s or that otherwise are permitted investments under the Fund’s investment policies described herein.  Nevertheless, the Underlying Funds purchased by a Fund likely will have certain investment policies and use certain investment practices that may be different from those of the Fund and not described herein.  These other policies and practices may subject the Underlying Funds’ assets to varying or greater degrees of risk.

Each Fund’s investment objective is non-fundamental and may therefore be changed, without shareholder approval, upon a 60-day written notice to a Fund’s shareholders.  However, each Fund will not change its investment policy of investing at least 80% of its net assets (including borrowings for investment purposes) in ETFs without first changing the Fund’s name and providing shareholders with at least a 60-day prior written notice.

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In selecting investments for the Funds’ portfolios, the Advisor employs an upgrading investment strategy.  The Advisor believes that the best investment returns can be attained by “continually upgrading” assets into what it determines to be the current top performing funds within a given style and risk class.  Continually upgrading refers to the ongoing process of (1) classifying ETFs by risk; (2) ranking the ETFs based on performance using the Advisor’s proprietary methodology; and (3) adjusting a Fund’s portfolio holdings to upgrade from under-performing ETFs to those that rank higher as a result of this analysis.  The Advisor’s upgrading investment strategy is a systematic method of following market leadership that has been developed and refined by the Advisor over the past 38 years.  Upgrading is based upon the observation that few, if any, money managers consistently excel.  The Advisor believes that every professional money manager has a particular style that works well in some, but not all, market environments.  Market leadership rotates between large-cap and small-cap stocks, growth and value styles of investing, international and domestic areas, etc.  Market leadership changes because economic conditions change.  However, based on the Advisor’s observations, most fund managers do not change their particular styles when the market leadership changes.

The upgrading system is designed to be a logical system of investing in top Underlying Funds while they are performing well, and then moving to others when the Advisor believes the original choices are no longer the best.  The Advisor believes continually upgrading can provide an effective way to participate successfully in a broad range of opportunities as they develop.  This strategy is effective because of the relatively low transaction costs of investing in ETFs in the secondary market.

The Advisor’s upgrading investment strategy has been featured in Money, Barron’s, Forbes, Business Week, Personal Finance, Financial World, MSN/CBS Investing.com, Investor’s Business Daily, Kiplinger’s Personal Finance Report and Hulbert Financial Digest.

The Advisor has observed a great diversity of performance returns, typically with only a small percentage of ETFs ever invested in the right sectors of the equity market at the right time.  Since market leadership is forever rotating, the Advisor moves incrementally toward the top ranked ETFs by progressively selling the lower ranked ETFs and reinvesting in the new leaders.  See “Upgrading Strategy Risk” under “Principal Risks of Investing in the Funds” below for a discussion of the risks of short-term investing or focusing on near-term performance.

In general, the Advisor selects ETFs that it believes offer above-average prospects for achieving each Fund’s goal of capital growth.  The Advisor believes such funds can be identified primarily through current performance.  Prospective ETFs are first classified based on risk, as measured by historical performance, with a focus on downside records and then ranked based on recent performance.  The Advisor believes that investing in ETFs will provide the Fund with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Fund could achieve by investing directly in individual portfolio securities.

Since 1976, the Advisor has published a monthly newsletter, NoLoad Fund*X, providing performance data on over 750 funds, including FundX Scores and Ranks, which is the Advisor’s proprietary method used to evaluate and rank funds.  Although the Underlying Funds purchased for the Funds will generally also be highly ranked in NoLoad Fund*X, the Advisor may select from any ETF, including any funds that are not published in the newsletter.

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The Advisor uses a proprietary system to classify ETFs according to risk, based primarily on their historical performance with emphasis on their downside records.  As its secondary selection process, the Advisor then scores and ranks the ETFs by its proprietary system, based on one-month, three-month, six-month and twelve-month total returns.  Five different classes of ETFs are categorized based on different risk characteristics, which include:

Class	Risk Profile
Class 1	Most Speculative ETFs
Class 2	Speculative ETFs
Class 3	High Quality Growth ETFs
Class 4	Total Return ETFs
Class 5	Fixed-Income ETFs

The Underlying Funds in which the Funds invest are principally chosen from the above five categories as described in more detail below under “The Advisor’s Classification Process.”

The Advisor’s Classification Process

The Advisor has constructed four risk classes for equity ETFs.  Using broad categories allows the Advisor to have a full range of investment opportunities available to the Funds.  For instance, rather than isolating international ETFs from domestic, the Advisor groups them with other ETFs with similar downside risk.  This allows the best funds to rise to the top, whatever their investment approach may be.  Occasionally, some overlap may occur.  You may find a Class 2 ETF showing no more volatility than a typical Class 3 ETF.  Furthermore, the Advisor may re-classify ETFs when new information indicates such change is appropriate.  The descriptions below provide a realistic indication of what might be expected from an ETF in each classification.

Class 1: Growth – Most Speculative Stock ETFs
Class 1 includes ETFs that focus on special investments, industries or market sectors.  Class 1 ETFs may invest in small, new and/or unseasoned companies.  International ETFs may concentrate in a particular country or region, including “emerging markets” or economies not considered mature.  These ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

Class 2: Growth – Speculative Stock ETFs
Class 2 includes ETFs invested in small - or mid-sized companies.  Many of these ETFs may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  These ETFs mostly hold common stocks, but may contain convertible bonds or other instruments.  These ETFs may have moderate to high portfolio turnover.

Class 3: Growth – Higher Quality Stock ETFs
Generally, Class 3 ETFs are comprised of diversified portfolios invested in well-established companies.  Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions.  International (foreign) or global (foreign and domestic) ETFs in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan).  Primary objectives among these ETFs include long-term growth with little emphasis on income.

12

Class 4: Total Return (or Balanced) ETFs
Class 4 ETFs include a wide variety of investment strategies, usually including common stocks.  Often these ETFs hold income-generating instruments to lower portfolio volatility.  Some of these ETFs may use derivative instruments to a limited extent, specifically to lessen volatility, such as futures, put options or short selling.

Class 5: Fixed-Income ETFs – Bonds
Generally, Class 5 ETFs have a primary objective of current income and preservation of capital.  This class is divided into categories of fixed-income securities that are further divided by duration and maturity.  It is not the Advisor’s intention to purchase funds to achieve a particular tax result.

The Funds

FundX ETF Upgrader Fund
Under normal market conditions, the ETF Upgrader Fund will typically maintain a core holding of Class 3 ETFs.  However, at the Advisor’s discretion, the ETF Upgrader Fund may invest a portion of its portfolio in other classes when the Advisor either perceives greater potential returns by taking additional risk in Class 1 or Class 2 ETFs, or believes the market dictates that it should be more defensive and hold Class 4 ETFs.  While the Underlying Funds in Class 3 will generally invest in some fixed-income securities and equity securities of U.S. and foreign companies with a wide range of market capitalization, the Class 1 and Class 2 ETFs may tend to have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization.  In addition, some of the Class 1 Underlying Funds in which the ETF Upgrader Fund may invest may engage in short sale transactions, where the ETF sells securities it does not own in anticipation of a decline in the value of those securities, specific industries or the market as a whole.  The Advisor considers Underlying Funds whose holdings have an average market capitalization of over $7.5 billion to be large capitalization, $2.5 billion to $7.5 billion to be medium capitalization and $2.5 billion or less to be small capitalization.

At times, the ETF Upgrader Fund may have exposure to Class 4 ETFs, with investment objectives that incorporate both income and capital appreciation (e.g., balanced funds), or Class 5 fixed-income ETFs with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade). Investments in Class 4 and Class 5 ETFs are intended to reduce the risk and potential volatility of the underlying stocks held by the	The term investment grade refers to the credit quality of fixed-income securities as established by a recognized rating agency, such as Standard &Poor’s®.
Underlying Funds in which the ETF Upgrader Fund will invest, although there can be no assurance that fixed-income Underlying Funds will be able to moderate risk in this manner.

The ETF Upgrader Fund also may purchase, without limit, shares of international and global Underlying Funds that focus their investment in securities of companies located outside of the U.S., when they meet the Advisor’s selection criteria.  Furthermore, the ETF Upgrader Fund may also invest up to 50% of its assets in Underlying Funds that focus their investment in the equity securities of companies located in countries considered to have emerging markets or developing economies.  The ETF Upgrader Fund considers emerging markets countries to be those defined by the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.

13

FundX ETF Aggressive Upgrader Fund
Under normal market conditions, the ETF Aggressive Fund may be invested as much as 100% in Underlying Funds from Class 1 and Class 2.  However, at the Advisor’s discretion, the ETF Aggressive Fund may invest a portion of its portfolio in Underlying Funds from Class 3.  While the Underlying Funds in Class 3 will generally invest in some fixed-income securities and equity securities of U.S. and foreign companies with a wide range of market capitalization, the Class 1 and Class 2 ETFs may tend to have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization.  In addition, some of the Underlying Funds in which the ETF Aggressive Fund invests may engage in short sale transactions.

The ETF Aggressive Fund also may purchase, without limit, shares of international and global Underlying Funds that focus their investment in securities of companies located outside of the U.S., when they meet the Advisor’s selection criteria.  Furthermore, the ETF Aggressive Fund may also invest up to 100% of its assets in Underlying Funds that focus their investment in the equity securities of companies located in countries considered to have emerging markets or developing economies.  The ETF Aggressive Fund considers emerging markets countries to be those defined by the MSCI Emerging Markets Index.

Both Funds
Please remember that the Funds are independent from any of the Underlying Funds in which they invest and have little voice in or control over the investment practices, policies or decisions of those Underlying Funds.  If a Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that Underlying Fund, which may entail losses.  Also, the investment advisors of the Underlying Funds in which a Fund invests may simultaneously pursue inconsistent or contradictory courses of action.  For example, one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by another Underlying Fund, with the result that the Fund would incur an indirect brokerage expense without any corresponding investment or economic benefit.

Each Fund is actively managed and has no restrictions on portfolio turnover .  The Fund may at times experience an annual portfolio turnover rate substantially in excess of 200% on a regular basis.  A high portfolio turnover rate (100% or more) may result in the realization and distribution of higher capital gains to Fund shareholders and may mean a higher tax liability.  A high portfolio turnover rate may also lead to higher transaction costs, which could negatively affect a Fund’s performance.

For temporary defensive purposes under abnormal market or economic conditions, a Fund may hold all or a portion of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  A Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.  To the extent a Fund is invested in such defensive instruments, the Fund may not achieve its investment objective.

Up to 25% of a Fund’s assets may be invested in shares of a single Underlying Fund; however, each Fund intends to limit its investments in Underlying Funds in accordance with the Investment Company Act of 1940, as amended, or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board.  A Fund may invest in Underlying Funds that are permitted to invest more than 25% of their assets in a single industry and may also invest in Underlying Funds that are themselves non-diversified.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Underlying Funds.  The acquisition of shares of the Underlying Funds by the Funds is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by an exemptive order obtained by the Underlying Funds that permits registered investment companies such as the Funds to invest in the Underlying Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with the Underlying Fund regarding the terms of the investment.

14

Principal Risks of Investing in the Funds

Although the Funds principally invest in any number of Underlying Funds, this investment strategy does not eliminate investment risk.  Therefore, there is no assurance that the Funds will achieve their investment objectives.  Since the prices of securities in the Underlying Funds may fluctuate, the value of your investment in the Funds may fluctuate and you could lose money.  The following list sets forth more information about the principal risks that apply to the Funds.  The following risks apply to each Fund unless otherwise noted.

GENERAL MARKET RISK - The Funds’ assets will be invested in Underlying Funds that themselves invest primarily in equity securities.  The value of your investment in each Fund depends on the value of the Underlying Funds it owns.  In turn, the value of each of the Underlying Funds depends on the market value of the equity securities in which it has invested.  General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.   Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short term volatility of the Fund.

MANAGEMENT RISK - Management risk describes a Fund’s ability to meet its investment objective based on the Advisor’s success or failure at implementing investment strategies for the Fund.  The value of your investment in a Fund is subject to the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

ETF TRADING RISK - Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional funds, including the risk that the market price of the ETF’s shares may trade at a discount to their NAV.  Also, an active secondary trading market for an ETF’s shares may not develop or be maintained, or trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate. This could lead to a lack of market liquidity, thereby forcing a Fund to sell its shares in an Underlying Fund for less than the shares’ NAV.  Further, an ETF’s shares may be delisted from the securities exchange on which they trade.  ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

UPGRADING STRATEGY RISK - The Funds employ an “upgrading” strategy whereby they continually seek to invest in the top-performing ETFs at a given time.  When investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.  Furthermore, focusing on current market leaders may expose the Funds to concentration risk.

15

SMALL COMPANY RISK - The Funds may invest in Underlying Funds that invest in small capitalization companies.  As a result, your investment will be subject to small company risk.  Small company risk is the risk that, due to limited product lines, markets or financial resources, dependence on a relatively small management group or other factors, small companies may be more vulnerable than larger companies to adverse business or economic developments.  Securities of small companies are generally less liquid and more volatile than securities of larger companies or the market averages.  In addition, small companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.  In addition, the performance of an Underlying Fund may be adversely affected during periods when the smaller capitalization stocks are out-of-favor with investors.  Under normal market conditions, the Advisor intends to hold small company funds only when small company stocks are outperforming large company stocks.

INTEREST RATE AND CREDIT RISK - The Underlying Funds comprising the Funds’ portfolios may hold bonds and other fixed-income securities.  Underlying Funds of this type invest a portion of their assets in bonds, notes and other fixed-income and convertible securities, as well as preferred stock.  Generally, the value of a fixed-income portfolio will decrease when interest rates rise and increase when interest rates fall.  Therefore, an Underlying Fund’s NAV will fluctuate in response to changes in interest rates.  Also, fixed-income securities with longer maturities generally involve greater interest rate risk than securities with shorter maturities.  In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed-income securities and the market’s perception of that issuer’s ability to repay principal and interest when due can also affect the value of fixed-income securities held by an Underlying Fund.

HIGH-YIELD RISK - The Funds may invest in Underlying Funds that focus their investments in securities rated below investment grade.  Fixed-income securities receiving the lowest investment grade rating may have speculative characteristics, and, like securities rated below investment grade, when compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in adverse economic conditions or other circumstances.  High-yield, high risk and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity and fluctuations in value due to public perception of the issuer of such securities.

FOREIGN SECURITIES RISK - One or more Underlying Funds may invest in the securities of foreign companies.  As a result, such Underlying Fund would be subject to foreign securities risk.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

EMERGING MARKETS RISK - In addition to developed markets, Underlying Funds may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity.

NON-DIVERSIFICATION RISK - While the Funds themselves are diversified, some of the Underlying Funds may invest in a limited number of issuers and therefore, may be non-diversified.  Because such an Underlying Fund focuses its investments in a limited number of issuers, its NAVs and total returns may fluctuate or decline more  in times of weaker markets than a more diversified mutual fund.

16

CONCENTRATION RISK - It is anticipated that the Funds will invest in Underlying Funds with concentrated investments.  In the case of an Underlying Fund that concentrates its investments in a particular industry or sector, events may occur that impact that industry or sector more significantly than the stock market as a whole.  Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.

DERIVATIVE RISK - Some Underlying Funds may use derivative instruments which derive  their value from an underlying asset, currency or index.  Investments in such Underlying Funds may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying Fund may lose more than the initial amount invested in the derivative.  Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which would result in a loss.

SHORT SALES RISK - Some of the Underlying Funds in which the Funds invest will engage in short sales, which may cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.  This would occur if the lender required such Underlying Fund to deliver the securities it borrowed at the commencement of the short sale and it was unable to borrow the securities from other securities lenders.  Furthermore, until an Underlying Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale.  This could cause a Fund’s performance to suffer to the extent it invests in such an Underlying Fund.

LEVERAGE RISK - Some Underlying Funds may borrow money for leveraging.  Interest expenses may exceed the income from the assets purchased with such borrowings.  While the interest obligation resulting from borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the NAV per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

PORTFOLIO TURNOVER RISK - High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to a Fund’s shareholders.  The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.  The Funds may have a portfolio turnover rate in excess of 100%.

NEW ER FUND RISK - There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Funds.  Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

Portfolio Holdings Information

The Funds’ portfolio holdings are disclosed quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders, and in the quarterly holdings report on Form N-Q.  In addition, the Funds disclose a complete list of the Funds’ month-end portfolio holdings, on or about the fifth business day of the following month on their website at www.upgraderfunds.com.  The month-end portfolio holdings for the Funds will remain posted on the website until next updated with a required regulatory filing with the Securities and Exchange Commission (“SEC”). (The portfolio holdings information for each Fund is available by clicking the hyperlink of the Fund’s name located on the Fund information page at www.upgraderfunds.com/funds.cfm, or by clicking the hyperlink of the Fund’s ticker symbol on any page.)  Holdings information posted on the Funds’ website may be separately provided to any person commencing the day after it is first published on the website.  A more detailed description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

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Investment Advisor to the Funds

DAL Investment Company, LLC, is the investment advisor to the Funds.  The Advisor is located at 235 Montgomery Street, Suite 1049, San Francisco, CA 94104.  The Advisor has been providing investment advisory services to individual and institutional investors since 1969.  The Advisor pioneered the use of no-load mutual funds for managing large personal, corporate and retirement accounts.  As of December 31, 200 8 , the Advisor had approximately $ 1.34 billion in assets under management.  The Advisor supervises each Fund’s investment activities and determines which investments are purchased and sold by the Funds.  The Advisor also furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.  Under an investment advisory agreement with the Funds, each Fund compensates the Advisor for its investment advisory services.  The ETF Upgrader Fund and the ETF Aggressive Fund each pay the Advisor a monthly management fee at an annual rate of 1.00% based on each Fund’s average daily net assets.  For the fiscal year ended October 31, 2008, the Advisor received net management fees as a percentage of average daily net assets of 0.67% from the ETF Upgrader Fund because the Advisor was required to waive a portion of its fees pursuant to the expense limitation agreement described below.  For the fiscal year ended October 31, 2008, the Advisor received net management fees as a percentage of average daily net assets of 1.00% from the ETF Aggressive Fund.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement with the Advisor is available in the Funds’ Annual Report to shareholders for the period ended October 31, 200 8 .

Fund Expenses
Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that Total Annual Fund Operating Expenses will not exceed 1.50% of the average daily net assets (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) for the ETF Upgrader Fund and the ETF Aggressive Fund.  Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by a Fund if requested by the Advisor, and if the Board approves such reimbursement in subsequent fiscal years.   For the fiscal year ended October 31, 2008, the Advisor recouped fees in the amount of 0.06% from the ETF Aggressive Fund. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

Portfolio Managers and Members of the Investment Committee

Investment decisions for each of the Funds are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor’s organization.  No one person is solely responsible for the day-to-day management of a Fund’s portfolio.  The members of the investment committee are listed in the table below.

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Name	Title	Tenure
Janet Brown	President and Portfolio Manager	1978
Sean McKeon	Portfolio Manager	1990
Bernard Burke	Portfolio Manager and Chief Compliance Officer	1992
Martin DeVault	Portfolio Manager	1992
Jason Browne	Portfolio Manager	2000

Each member of the investment committee is jointly and primarily responsible for the day-to-day management of the Funds’ portfolios.  There is no lead portfolio manager.  There are no limitations or restrictions on any one portfolio manager’s role relative to the other portfolio managers on the investment committee.  Each portfolio manager generally serves as a research analyst.  The investment committee discusses investment ideas and the overall structure of a portfolio using the upgrading investment strategy.  Investment decisions are then made collectively by the investment committee.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Shareholder Information
Pricing of Fund Shares
A fund’s share price is known as its NAV.  The NAV is determined by dividing the value of a Fund’s securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all expenses and liabilities, by the number of shares outstanding ((assets – liabilities) / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  A Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholders transaction orders received in good form (as described below under “Buying Fund Shares”) by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“ Transfer Agent ”), or an authorized financial intermediary by the close of regular trading on the NYSE will be processed at that day’s NAV.  Transaction orders received after the close of regular trading on the NYSE will receive the next day’s NAV.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  In such case, fair value determinations may be made as described below under procedures adopted by the Board.

Fair Value Pricing
The assets of each Fund consist primarily, if not exclusively, of shares of Underlying Funds valued at their respective NAVs.  The prospectuses for the Underlying Funds should explain the circumstances under which they will use fair value pricing, as well as the effects of using fair value pricing.  There may be situations when a Fund is unable to receive an NAV from an Underlying Fund.  In such case, shares of an Underlying Fund will be valued at its fair market value as determined in good faith under procedures adopted by the Board.  The NAV of a Fund will fluctuate with the value of the securities held by the Underlying Funds in which it principally invests.

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There can be no assurance that the Funds can purchase or sell a share of an Underlying Fund at the price used to calculate the Funds’ NAVs.  In the case of fair valued Underlying Fund shares, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of the present value of a share of an Underlying Fund.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of shares of an Underlying Fund may be less frequent and of greater magnitude than changes in the price of a Fund valued by an independent pricing service, or based on market quotations.

Buying Fund Shares

To open an account, you must make a minimum initial investment as listed in the table below.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

You may purchase shares of a Fund by completing an Account Application.  Your order will not be accepted until the Account Application is received by the Fund or the Transfer Agent .  Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution. The Funds will not accept payment in cash, money orders and cashier’s checks unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.  If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.  The Funds do not issue share certificates.  The Funds reserve the right to reject any purchase in whole or in part.  These minimums can be changed or waived by the Advisor at any time.

The Funds reserve the right to reject any purchase order, in whole or in part, if such rejection is in a Fund’s best interest.  For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large it would disrupt the management of a Fund or would not otherwise be in the best interest of long-term shareholders. If a Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  Each Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

PATRIOT Act
The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, a Fund may temporarily limit transactions or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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By Mail
To purchase shares by mail, simply complete and sign the enclosed Account Application and mail it, along with a check made payable to the name of the Fund for which you wish to invest to the address listed below.

To make subsequent investments, write your account number on a check made payable to the applicable Fund and mail it together with the most recent confirmation statement received from the Transfer Agent in the envelope provided with your statement or send to the address listed below.

Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

Telephone Purchase
If you have completed the “Account Features” section of the Account Application and your account has been open for at least 15 days, you may purchase additional shares of the Fund by calling toll free at (866) 455-FUND [3863].  Telephone orders, in amounts of $100 or more, will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone .  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, on a day when the NYSE is open, shares will be purchased at the NAV calculated on that day.  For security reasons, requests by telephone will be recorded.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your purchase request in writing.   Once a telephone transaction has been placed, it cannot be cancelled or modified.

By Wire
Initial Investment
If you are making an initial investment in the Funds, before you wire funds, please contact the Transfer Agent by phone at (866) 455-FUND [3863] to make arrangements with a telephone customer service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your Account Application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at (866) 455-FUND [3863] to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund you are purchasing, your account number and your name so your wire can be correctly applied.

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Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact the Transfer Agent at (866) 455-FUND [3863] to advise of your intent to wire funds.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent .  Your bank may charge you a fee for sending a wire to a Fund.

Your bank should transmit available funds by wire in your name to:

U.S. Bank, National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #:           112-952-137
FFC:                       [Name of Fund]
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Through a Financial Intermediary
You may buy and sell shares of a Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the applicable Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Fund.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and may maintain your individual ownership records.  A Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with a Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order to these Financial Intermediaries before close of regular trading (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Automatic Investment Plan
For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial minimum investment of $500, you authorize a Fund to withdraw the amount that you wish to invest from your personal bank account on a monthly basis.  The AIP requires a minimum monthly investment of $100.  If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the Account Application or call the Funds at (866) 455-FUND [3863].  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.

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The Funds may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP at any time by notifying the Transfer Agent by telephone or in writing, at least five days prior to the effective date of the next transaction.

Retirement Plan
The Funds offer an individual retirement account (“IRA”).  You may obtain information about opening an IRA by calling (866) 455-FUND [3863].  If you wish to open another type of retirement plan, please contact your Financial Intermediary.

Asset Re-Allocation Program
To participate in the Asset Re-Allocation Program, you must complete the “Asset Re-Allocation Program” section of the Account Application or contact the Transfer Agent in writing.  Your investments will be allocated and rebalanced on a quarterly basis between funds according to your investment goals.  The Funds may terminate or modify this privilege at any time.  You may change or terminate your participation in the program at any time by notifying the Transfer Agent by telephone or in writing.  Exercising the re-allocation privilege could consist of two transactions:  a sale of shares in one Fund and the purchase of shares in another.  As a result, there may be tax consequences of the re-allocation.  A shareholder could realize short- or long-term capital gains or losses.

Selling (Redeeming) Fund Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Funds or with your Financial Intermediary.  You may redeem part or all of your Fund shares at the next determined NAV after a Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail
You may redeem your shares by simply sending a written request to the Transfer Agent .  Please provide the name of the Fund, your account number and the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include signature guarantees, if applicable.  (Please see “Account and Transaction Policies” below).   Redemption requests will not become effective until all documents have been received in good form by the Funds.  The Funds may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary or a surviving joint owner.  Shareholders should contact the Funds for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to:

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Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

By Telephone or Wire
You may redeem Fund shares by completing the “Account Features” portion of the Account Application.  You may also request telephone redemption privileges after your account is opened by sending a written request to the Transfer Agent .  Your request may also require a signature guarantee. If you have a retirement account, you may not redeem shares by telephone.   During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.    If you are unable to contact the Fund by telephone , you may make your redemption request in writing.   Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem up to $100,000 in shares by calling the Transfer Agent at (866) 455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Funds’ records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer through the ACH network to your pre-designated bank account. The minimum amount that may be wired is $1,000.  Wire charges, if any, will be deducted from your redemption proceeds on a complete or share certain redemption.  In the case of a partial or dollar certain redemption, the wire fee will be deducted from the remaining account balance.  There is no charge to have redemption proceeds sent via ACH; however, credit may not be available for 2-3 days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.  If you wish to redeem shares within 30 days of an address change, you should submit a written request to the Transfer Agent with your signature(s) guaranteed.

Prior to executing instructions received to redeem shares by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone transaction request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized requests.  The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Through a Financial Intermediary
You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Funds and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

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Systematic Withdrawal Plan
You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  You may establish a SWP on any account and in any amount you choose.  If you elect this method of redemption, the applicable Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Funds.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent sufficiently at least five days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Redemption Fee and Market Timing
The Funds expect that some portion of their assets will come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies.  These strategies often call for frequent trading to take advantage of anticipated changes in market conditions.  Because the Funds fully disclose their portfolio holdings monthly, they could be subject to such trading activity, especially when substantially invested in international or certain fixed-income funds.  As the Funds do not invest in individual securities, the Funds believe that there is little likelihood of a material impact to their shareholders as a result of frequent trading.  The Funds, therefore, do not generally see a need to restrict the frequency of purchases and redemptions and the Board has approved this policy on their behalf.

The risks associated with market timing activity and high portfolio turnover may have a negative impact on long-term investors.  Short-term investors who engage in frequent purchases and redemptions can create some transaction costs that are borne by all shareholders.  Frequent trading could increase the rate of a Fund’s portfolio turnover.  The tax effects (and some trading costs) associated with portfolio turnover may adversely affect a Fund’s performance.  In addition, large movements of assets into and out of a Fund may negatively impact the Fund’s ability to achieve its investment objectives or its desired level of operating expenses.  For these reasons, each Fund assesses a 2.00% redemption fee on redemptions or exchanges of shares held for less than 7 days.  The Funds will use the first-in, first-out (“FIFO”) method to determine the 7 day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 7 days, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in a Fund for a 7 day period from the date of purchase.  The fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders.  This fee does not apply to (i) shares purchased through reinvested dividends or capital gains; (ii) Fund redemptions under the Fund’s SWP; (iii) the redemption of shares previously purchased under an AIP; or (iv) the involuntary redemption of low balance accounts.  The Fund reserves the right to change the terms and amount of this fee upon at least a 60-day written notice to shareholders.  Also, the redemption fee will not apply to the redemption of shares through automated rebalancing associated with the Fund’s Asset Re-Allocation program.

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Although the Funds have the goal of applying this redemption fee to redemptions of shares held for less than 7 days, the Funds may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  These may include, but are not limited to, 401(k) and other employer-sponsored retirement plans (excluding IRA and other 1-person plans).  While the Funds have entered into information sharing agreements with such Financial Intermediaries which contractually requires such Financial Intermediaries to provide the Funds with information relating to their customers investing in the Funds through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Funds are required to rely on information from the Financial Intermediary as to the applicable redemption fee, the Funds cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.  The redemption fee also will be applied to exchanges between other FundX Funds if the shares are purchased and held for less than 30 days.

Please bear in mind that the Funds are not in a position to monitor all trading behavior and do not feel that adding the costs of establishing such a process would benefit Fund shareholders.  However, the Funds may track the behavior of any shareholders that appear, in the Advisor’s opinion, to disrupt the management of the Funds.  In addition to the establishment of a redemption fee, to help protect the interests of long-term investors and reward them for their commitment to the Funds’ strategies, the Funds may close any shareholder account to new purchases when, in the opinion of the Funds’ Advisor, in its sole discretion, the trading activity is disruptive to the management of a Fund.  The Funds reserve the right, in their sole discretion to identify trading activity as disruptive or abusive.  At all times, the Funds will act on behalf of the best interest of their long-term shareholders.

Account and Transaction Policies

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date. Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus.

Low Balance Accounts
Each Fund may redeem the shares in your account if the value of your account is less than $2,500 as a result of redemptions you have made.  This does not apply to retirement plans.  You will be notified that the value of your account is less than $2,500 before a Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $2,500 before a Fund takes any action.

Redemption “In-Kind”
Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  The Funds do not expect to do so except in unusual circumstances.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.   A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Signature Guarantees
Signature guarantees may be required for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

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•	For all redemption requests in excess of $100,000;

•	If a change of address request has been received by the Transfer Agent within the last 30 days;

•	If ownership is changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	For written requests to wire redemption proceeds (if not previously authorized on the account); and

•	When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund(s) and /or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.  Signatures guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

How to Exchange Fund Shares
Shareholders of record, including financial institutions and intermediaries, may exchange shares of a Fund for shares of another FundX Fund, including FundX Funds offered in a separate prospectus, on any business day by contacting the Transfer Agent directly.  This exchange privilege may be changed or canceled by a Fund at any time upon a 60-day written notice to its shareholders.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another.   Redemption fees may apply.   As a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV.

You may also exchange shares of any or all of an investment in the Funds for Class A shares of the First American Prime Obligations Fund (the “First American Fund”).  This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions.  Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund’s prospectus and the necessary exchange authorization forms, call the Transfer Agent .  This exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Advisor of an investment in the First American Fund.

You may exchange your shares by notifying the Transfer Agent by telephone or in writing. Exchanges may be made in amounts of $1,000 or more and are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise.  You should give your account number and the number of shares or dollar amount to be exchanged.  The letter should be signed by all of the shareholders whose names appear on the account registration.  You may also exchange Fund shares by calling the Transfer Agent at (866) 455-FUND [3863] between the hours of 9:00 a.m. and 4:00 p.m., Eastern time, on any day the NYSE is open for regular trading.  If you are exchanging shares by telephone, you will be subject to certain identification procedures that are listed under the “Selling (Redeeming) Fund Shares” section.

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Service Fees and Other Third Party Payments

The Funds may pay service fees to Financial Intermediaries, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Funds’ Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Advisor may also pay cash compensation in the form of finders fees that vary depending on the Fund and the dollar amount of the shares sold.

Distribution and Taxes

Dividends and Distributions
The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December.  Each Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.  In addition, if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the applicable Fund’s then current NAV and to reinvest all subsequent distributions.  If you wish to change your distribution option, write to the Transfer Agent sufficiently in advance of the payment date of the distribution.

Taxes
Each Fund intends to make distributions of ordinary income and capital gains.  In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain.  Dividends and Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains are taxable as long-term capital gains regardless of how long you have held your shares.  A portion of the ordinary income dividends paid to you by a Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates for individual shareholders or for the dividends-received deduction for corporate shareholders, provided certain requirements are met .  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Ordinary dividends generally consist of a Fund’s investment company taxable income (which includes, among other items, a Fund’s income derived from dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses), and capital gain dividends generally consist of a Fund’s net capital gain (which is the excess of net long-term capital gains over net short-term capital losses).

28

The sale of assets by the Fund, such as the sale of Underlying Funds, may result in the realization of taxable gain or loss by the Fund.  The amount of such gain or loss will depend on the difference between the Fund’s adjusted tax basis for the assets being sold and the amount realized from the sale.  Such gain or loss will generally be long-term capital gain or loss if the Fund held the assets for more than one year prior to their sale, and short-term capital gain or loss if the Fund held the assets for one year or less prior to their sale.  High portfolio turnover thus could result in: (1) increased net short-term capital gain realized by the Fund and distributed to you as ordinary dividends; and (2) increased net long-term capital gain realized by the Fund and distributed to you as capital gain dividends.  As described above, the actual impact of high portfolio turnover will depend on specific facts related to the value of the Fund’s assets, the Fund’s adjusted tax basis for such assets when they are sold, and the length of time that the Fund held such assets before they were sold.

Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in October, November or December, but paid in January, are taxable as if they were paid in December.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you exchange or sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

By law, each Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.

29

Financial Highlights

These tables show the Funds’ financial performance for the fiscal periods shown.  Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information was audited by Tait, Weller & Baker LLP, the Funds’ Independent Registered Public Accounting Firm.  Their report and the Funds’ financial statements are included in the Funds’ most recent Annual Report to shareholders.

FundX ETF Upgrader Fund
Financial Highlights For a capital share outstanding throughout the period
	Year Ended October 31, 2008	Period Ended October 31, 2007*
Net asset value, beginning of period	$29.67	$25.00

Income from investment operations:
Net investment income ( loss ) (1)	0.36	(0.07)
Net realized and unrealized gain (loss) on investments	(12.55)	4.74
Net increase from payments by affiliates on the disposal of investments in violation of restrictions	0.02
Total from investment operations	(12.17)	4.67
Less Distributions:
From net investment income	(0.36)	–
From net realized gain	(0.15)	–
Distribution in excess	(0.04)	–
Total Distributions	(0.55)
Paid-in capital from redemption fees	0.01	–
Net asset value, end of period /year	$16.96	$29.67
Total return	(41.68)%(2)	18.68%^

Ratios/Supplemental Data:
Net assets, end of period (millions)	$13.1	$20.5

Ratio of Expenses to Average Net Assets(3):
Before fees waived and expenses absorbed	1.83%	2.07%+
After fees waived and expenses absorbed	1.50%	1.50%+

Ratio of Net Investment Loss to Average Net Assets(3):
Before fees waived and expenses absorbed	1.21%	(1.03)%+
After fees waived and expenses absorbed	1.54%	(0.46)%+

Portfolio turnover rate	547%	271%^

*	Fund commenced operations on January 31, 2007.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes advisor reimbursement of net realized loss on investments on the disposal of investments held in violation of restrictions. Excluding this effect, the total return would have been (41.47)%.
(3)	Does not include expenses of investment companies in which the Fund invests.
^	Not Annualized.
+	Annualized.

30

FundX ETF Aggressive Upgrader Fund
Financial Highlights For a capital share outstanding throughout the period
	Year Ended October 31, 2008	Period Ended October 31, 2007*
Net asset value, beginning of period	$33.59	$25.00

Income from investment operations:
Net investment loss(1)	0.30	(0.06)
Net realized and unrealized gain on investments	(14.28)	8.65
Total from investment operations	(13.98)	8.59
Less Distributions:
From net investment income	(0.30)	–
From net realized gain	(0.09)	–
Distribution in excess	(0.16)	–
Total Distributions	(0.55)	–
Paid-in capital from redemption fees	0.00(2)	0.00(2)
Net asset value, end of period	$19.06	$33.59
Total return	(42.24)%	34.36%^

Ratios/Supplemental Data:
Net assets, end of period (millions)	$43.5	$51.3

Ratio of Expenses to Average Net Assets(3):
Before fees waived and expenses absorbed	1.33%	1.79%+
After fees waived and expenses absorbed	1.39%	1.50%+

Ratio of Net Investment Loss to Average Net Assets(3):
Before fees waived and expenses absorbed	0.93%	(0.95)%+
After fees waived and expenses absorbed	0.87%	(0.66)%+

Portfolio turnover rate	407%	159%^
*	Fund commenced operations on January 31, 2007.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
^	Not Annualized.
+	Annualized.

31

Privacy Notice

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms,
•	Information you give us orally, and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

This page is not a part of the Prospectus.

FundX ETF Upgrader Fund
FundX ETF Aggressive Upgrader Fund

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”): The SAI of the Funds provides more detailed information about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus.  It is legally a part of the Prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-Annual Reports to shareholders.  In the Funds’ Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You can obtain free copies of these documents, request other information, or make general inquiries about the Funds by contacting the Funds at:

[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: (866) 455-FUND [3863]
[upgraderfunds.com]

You can review and copy information including the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission , 100 F Street, N.E. Washington, D.C. 20549-0102.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder Reports and other information about the Funds are also available:

·	Free of charge from the Fund’s website at upgraderfunds.com; or

·	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.; or

·	For a fee, by writing to the Public Reference Room of the SEC , Washington, DC 20549-0 213 ; or

·	For a fee, by email request at www.publicinfo@sec.gov.

(1940 Act File Number 811-05037)

STATEMENT OF ADDITIONAL INFORMATION
February 28, 2009

FundX ETF Upgrader Fund
FundX ETF Aggressive Upgrader Fund

235 Montgomery Street, Suite 1049
San Francisco, California 94104
(415) 986-7979

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated February 28, 200 9 , as may be revised, of the FundX ETF Upgrader Fund (the “ETF Upgrader Fund”) and the FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”), (each a “Fund,” collectively, the “Funds”), advised by DAL Investment Company, LLC (the “Advisor”), each a series of Professionally Managed Portfolios (the “Trust”).  A copy of the Funds’ Prospectus is available by calling the number listed above or (866) 455-FUND [3863] or on the Fund’s website at www.upgraderfunds.com .

The Funds’ most recent Annual Report to shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Funds’ Annual Report dated October 31, 200 8 as filed with the Securities and Exchange Commission (“SEC”).

B-1

THE TRUST	3
INVESTMENT POLICIES AND RISKS	3
Equity Securities	4
Fixed-Income Securities	6
Foreign Investments and Currencies	7
Leverage through Borrowing	8
Fund Borrowing	8
When-Issued Securities	9
Warrants	9
Options and Futures	9
Swap Contracts	12
Securities Lending	14
Short Sales	15
Short-Term Investments	15
INVESTMENT RESTRICTIONS	17
PORTFOLIO TURNOVER	18
PORTFOLIO HOLDINGS INFORMATION	19
TRUSTEES AND EXECUTIVE OFFICERS	20
PROXY VOTING POLICIES AND PROCEDURES	24
THE FUNDS’ INVESTMENT ADVISOR	26
SERVICE PROVIDERS	28
Administrator, Transfer Agent and Fund Accountant	28
Independent Registered Public Accounting Firm and Legal Counsel	29
EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE	29
CAPITAL STOCK	30
DETERMINATION OF SHARE PROCE	31
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	32
DISTRIBUTIONS AND TAX INFORMATION	33
THE FUNDS’ DISTRIBUTOR	35
MARKETING AND SUPPORT PAYMENTS	36
FINANCIAL STATEMENTS	37
APPENDIX A	38
APPENDIX B	40

B-2

THE TRUST

The Trust is a Massachusetts business trust organized on February 17, 1987 and is registered with the SEC as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (the “Board”) to issue a limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Board may from time-to-time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Funds.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund’s assets for any shareholder held personally liable for obligations of a Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of a Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

The SEC is not involved in the supervision or management of the Funds.  The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of the Funds’ investment policies and risks as set forth in their Prospectus.  Each Fund seeks to achieve its investment objective by investing exclusively in shares of exchange-traded funds (“ETFs”) (“Underlying Funds”).  The Underlying Funds may use the techniques described below or other techniques not declared herein.  There can be no guarantee that any Fund’s objective will be attained.

Each Fund is diversified (see fundamental investment restriction 7 under “Fundamental Investment Restrictions” in this SAI).  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security, either directly or via the Underlying Funds in which a Fund invests, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that a Fund would not, or could not, buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

B-3

Other Investment Companies
Each Fund pursues its investment objective by investing in shares of other open-end investment companies.   As a shareholder of another investment company, a Fund bears, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund’s shareholders.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.   Each Fund currently intends to limit its investments in Underlying Funds in accordance with the Investment Company Act of 1940, as amended, (the “1940 Act”) or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board. These prohibitions may prevent a Fund from allocating its investment in the manner the Advisor considers optimal.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies.  The acquisition of shares by the Funds in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act and the rules thereunder, except as may be permitted by an exemptive order obtained by the other registered investment companies that permits the Funds to invest in the other registered investment companies beyond the limits of Section 12(d)(1) and the rules thereunder, subject to certain terms and conditions, including that the Funds enter into an agreement with the other registered investment companies regarding the terms of the investment.

Through their investment in shares of the Underlying Funds, the Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Exchange-Traded Funds
The Fund may also invest in ETFs.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange and seek to replicate the performance, before fees and expenses, of an underlying index of securities.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV.  Investors in the Fund should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

Equity Securities
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Funds may invest.   The effects of the sub-prime mortgage crisis that began to unfold in 2007 continue to manifest in nearly all the sub-divisions of the financial services industry.  Sub-prime mortgage related losses and write down among investment banks and similar institutions reached significant levels in 2008.  The impact of these losses among traditional banks, investment banks, broker/dealers and insurers has forced a number of large such institutions into either liquidation or combination, while drastically increasing the volatility of their stocks prices.  In some cases, the U.S. government has acted to bail out select institutions, such as insurers, however the risks associated with investment in stocks and securities of such insurers has nonetheless increased substantially.

B-4

Congress has recently passed legislation to provide the U.S. Department of the Treasury with the authority to issue up to $700 billion of Treasury securities to finance the purchase of troubled assets from financial institutions.  There can be no assurance that this legislation will cause the risks associated with investment in the stock market in general or in financial services company stocks to decrease.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

To the extent a Fund invests in the equity securities of small- or mid-sized companies, directly or through its investments in Underlying Funds, it will be exposed to the risks of smaller sized companies. Small- and mid-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, or services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Common Stock
C ommon stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock
Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond .   Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.    Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

B-5

Convertible Securities
Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Fixed-Income Securities
Through their investment in shares of the Underlying Funds, the Funds may invest in fixed-income securities which include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.  Fixed-income securities that will be eligible for purchase by a Fund include investment grade and high-yield corporate debt securities.  Investment grade securities are those rated BBB or better by Standard & Poor’s® (“S&P®”) Ratings Group or Baa or better by Moody’s Investors Services©, Inc. (“Moody’s”) or their equivalent.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  High-yield securities, or “junk bonds,” are rated less than investment grade.

High-yield debt securities generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Ratings of debt securities represent the rating agencies’ opinions regarding the securities’ quality, but are not a guarantee of quality and may be reduced after an Underlying Fund has acquired the security.  If a security’s rating is reduced while it is held by an Underlying Fund, the Underlying Fund’s investment advisor will consider whether the Underlying Fund should continue to hold the security, but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events.  As a result, an issuer’s current financial conditions may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

B-6

Foreign Investments and Currencies
Through their investment in shares of the Underlying Funds, the Funds may invest in the securities of foreign issuers (“foreign securities”), including in sponsored and unsponsored American Depositary Receipts (“ADRs”).

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less governmental supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and an Underlying Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures); possible foreign withholding taxes on dividends and interest payable to an Underlying Fund; possible taxes on trading profits; and inflation, interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, a Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in emerging markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and, even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede an Underlying Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

From time to time, an Underlying Fund may invest a significant portion of its assets in the securities of a single country or region.  Substantial investment in a single country or region will subject a Fund, to a greater extent, to the risks associated with investments in that region or country.  A Fund will also be subject to the risks that its return will be more dependent on the economic performance of that country or region than a fund that is not so concentrated.

Dividends and interest payable on an Underlying Fund’s foreign securities may be subject to foreign withholding tax.  An Underlying Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to an Underlying Fund of investing in those countries that impose these taxes.   Based on each Fund’s principal investment strategy, it is not expected that such taxes will be offset by credits or deductions available to shareholders in a Fund under U.S. tax law.   Thus, it is expected that such taxes will reduce the net return to a Fund’s shareholders.

B-7

To the extent an Underlying Fund invests in securities denominated in foreign currencies, the Underlying Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting a Fund to the risk of fluctuating currency exchange rates pending settlement.

Underlying Funds may invest in ADRs.  ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers.  Although the underlying securities are denominated in a foreign currency, ADR prices are denominated in U.S. dollars.  ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market.  Investments in ADRs involve risks similar to direct investments in the underlying foreign security.  Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation.  Available information about the issuer of the unsponsored ADR may not be current or as readily available as for sponsored ADRs and, therefore, the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.

Leverage through Borrowing
The Underlying Funds may borrow money for leveraging or other purposes.  Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations.  Since substantially all of an Underlying Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Underlying Fund’s agreement with its lender, the net asset value (“NAV”) per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Underlying Fund did not borrow funds.  Leveraging will also create interest expenses for an Underlying Fund which can exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest an Underlying Fund will have to pay, such fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of an Underlying Fund will be less than if leveraging were not used and, therefore, the amount available for distribution to stockholders as dividends will be reduced.

In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, an Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Fund Borrowing
The Funds are authorized to borrow money from time-to-time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33 1/3% of the value of a Fund’s total assets at the time of such borrowings.  A Fund will not borrow for investment purposes.  When borrowing, a Fund will be subject to risks similar to those listed above in the section “Leverage Through Borrowing.”

B-8

When-Issued Securities
An Underlying Fund may from time-to-time purchase securities on a “when-issued” basis.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.  Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to the Underlying Fund.  To the extent that assets of the Underlying Fund are held in cash pending the settlement of a purchase of securities, the Underlying Fund would earn no income.  At the time an Underlying Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV.  The market value of the when-issued securities may be more or less than the purchase price.  The Advisor does not believe that an Underlying Fund’s NAV or income will be adversely affected by the purchase of securities on a when-issued basis.  Underlying Funds normally segregate liquid assets equal in value to commitments for when-issued securities, which reduces, but does not eliminate, leverage because the Underlying Fund will be able to make use of those segregated assets until settlement occurs.

Warrants
An Underlying Fund may invest in warrants.  A warrant gives the holder the right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed exercise price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach the exercise price (in which event the Underlying Fund will not exercise the warrant and will lose its entire investment therein).

Options and Futures
Underlying Funds may invest in options on equities, debt and stock indices (collectively, “options”).  Underlying Funds may also invest in futures contracts and options on futures contracts (collectively, “futures”). Underlying Funds may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of its position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.

The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission.  In addition, an Underlying Fund’s ability to use Financial Instruments will be limited by tax considerations.

The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:

(1)           Successful use of most Financial Instruments depends upon the investment advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by an investment advisor may still not result in a successful transaction. The investment advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

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(2)           Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)           As described below, an Underlying Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If an Underlying Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Underlying Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that an Underlying Fund sell a portfolio security at a disadvantageous time.  An Underlying Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to an Underlying Fund.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of an Underlying Fund’s assets to cover or accounts could impede portfolio management or the Underlying Fund’s ability to meet redemption requests or other current obligations.

(4)           Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by an Underlying Fund on options transactions.

Options on Securities and Securities Indices
Underlying Funds normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated.  The purchase of a call option would entitle an Underlying Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.  Underlying Funds normally purchase put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated.  The purchase of a put option would entitle an Underlying Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.

Underlying Funds may purchase and sell options traded on U.S. and foreign exchanges.  Although Underlying Funds will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  For some options, no secondary market on an exchange may exist.  In such event, it might not be possible to effect closing transactions in particular options, with the result that an Underlying Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

B-10

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) the imposition of trading halts, suspensions or other restrictions with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance of options trading (or of a particular class or series of options) in the future by one or more exchanges for economic or other reasons,  in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Underlying Funds may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest.  A covered call option involves an Underlying Fund giving another party, in return for a premium, the right to buy specified securities owned by the Underlying Fund at a specified future date and price set at the time of the contract.  A covered call option serves as a partial hedge against a price decline of the underlying security.  However, by writing a covered call option, an Underlying Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security.  In addition, an Underlying Fund’s ability to sell the underlying security is limited while the option is in effect unless the Underlying Fund effects a closing purchase transaction.

Underlying Funds may also write covered put options that give the holder of the option the right to sell the underlying security to an Underlying Fund at the stated exercise price.  An Underlying Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise.  In order to “cover” put options it has written, an Underlying Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of an Underlying Fund’s option orders.

B-11

Futures and Options on Futures
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month).  If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain; if it is more, the Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain; if it is less, the Underlying Fund realizes a capital loss.  The transaction costs must also be included in these calculations.  Underlying Funds may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

In order to avoid leveraging and related risks, when an Underlying Fund invests in futures contracts, the Underlying Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

There are risks associated with these activities, including the following:  (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts and options on futures.

Underlying Funds may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices.  Some strategies reduce an Underlying Fund’s exposure to price fluctuations, while others tend to increase market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Underlying Fund’s return.  No price is paid upon entering into futures contracts.  Instead, an Underlying Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.”  Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked-to-market”).  The margin is in the nature of performance bond or good-faith deposit on a futures contract.  Futures and options on futures are taxable instruments.

Swap Contracts
Types of Swaps
Swaps are a specific type of over-the-counter (“OTC”) derivative involving privately negotiated agreements with a trading counter-party.  An Underlying Fund may use (i) long equity swap contracts – where the Underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) short equity swap contracts – where the Underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and (iii) contracts for differences – equity swaps that contain both a long and short equity component.

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Uses
An Underlying Fund may use swaps for (i) traditional hedging purposes – short equity swap contracts used to hedge against an equity risk already present in the Underlying Fund; (ii) anticipatory purchase hedging purposes – where an Underlying Fund anticipates significant cash purchase transactions and enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes – where an Underlying Fund expects significant demand for redemptions; (iv) direct investment – where an Underlying Fund purchases (particularly long equity swap contracts) in place of investing directly in securities; and (v) risk management – where an Underlying Fund uses equity swap contracts to adjust the weight of an Underlying Fund to a level the Underlying Fund’s investment advisor feels is the optimal exposure to individual markets, sectors and equities.

Limitations on Use
There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirements of an Underlying Fund.

Risks Related to Swaps
Swaps may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indices.  An Underlying Fund can use swaps for many purposes, including hedging and investment gain.  An Underlying Fund may also use swaps as a way to efficiently adjust its exposure to various securities, markets and currencies without having to actually sell current assets and purchase different ones.  The use of swaps involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments.  An Underlying Fund’s investment advisor may also fail to use swaps effectively. For example, such investment advisor may choose to hedge or not to hedge at inopportune times which may adversely affect an Underlying Fund’s performance.

Swaps are subject to a number of risks.  Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that the swap contract will be improperly valued.  Valuation, although based on current market pricing data, is typically done by the counter-party to the swap contract.  If the counter-party to a swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, an Underlying Fund could lose money on its investment.

Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track.  Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at the price at which it values them.  An Underlying Fund is subject to liquidity risk, particularly with respect to the use of swaps.  Also, suitable swaps transactions may not be available in all circumstances, and there can be no assurance that an Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

B-13

Illiquid Securities
Typically, an Underlying Fund may invest up to 15% of its net assets in securities that at the time of purchase are illiquid.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and an Underlying Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.  An Underlying Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Restricted Securities
An Underlying Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements. Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” an Underlying Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  An Underlying Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  An Underlying Fund’s investment advisor will determine and monitor the liquidity of Rule 144A securities and 4(2) Paper.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Underlying Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Underlying Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Securities Lending
An Underlying Fund may lend its portfolio securities in order to generate additional income.  Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities.  Generally, an Underlying Fund may lend portfolio securities to securities broker-dealers or financial institutions if:  (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Underlying Fund at any time; (3) the Underlying Fund receives reasonable interest or fee payments on the loan, as well as any dividends, interest, or other distributions on the loaned securities; (4) the Underlying Fund is able to exercise all voting rights with respect to the loaned securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Underlying Fund’s assets.

B-14

Short Sales
An Underlying Fund may seek to hedge investments or realize additional gains through short sales.  In a short sale, the Underlying Fund sells a security it does not own, in anticipation of a decline in the market value of the security.  To complete the transaction, an Underlying Fund must borrow the security to make delivery to the buyer.  The Underlying Fund is then obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by an Underlying Fund.  An Underlying Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security.  An Underlying Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Typically an Underlying Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

Short-Term Investments
The Funds and Underlying Funds may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits
The Funds and Underlying Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions, which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objective and policies stated above and in their prospectus, the Funds and Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes
The Funds and Underlying Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s ®Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service©, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix B.

B-15

Money Market Mutual Funds
The Funds and Underlying Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure.  Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments, which generally mature within 397 days from the date of purchase.

Repurchase Agreements
The Funds and Underlying Funds may enter into repurchase agreements in order to earn income on available cash or as a defensive investment in which the purchaser (e.g., a Fund) acquires ownership of a U.S. government security (which may be of any maturity), and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund or an Underlying Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, a Fund or Underlying Fund could experience both delays in liquidating the underlying security and losses in value.  However, each Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most creditworthy registered securities dealers, with all such transactions governed by procedures adopted by the Advisor.  The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Funds engage in repurchase transactions.

If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds or an Underlying Fund will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund or an Underlying Fund might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase agreements involve certain risks, such as default by or insolvency of the other party to the agreement.  A Fund or an Underlying Fund’s right to liquidate its collateral in the event of a default could involve certain costs, losses or delays.  To the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, a Fund or an Underlying Fund could suffer a loss.

Temporary Investments
When the Advisor believes market or economic conditions are unfavorable for investors, the Advisor may invest up to 100% of a Fund’s net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents or other short-term investments.  Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the underlying fund investments in which a Fund normally invests or the U.S. economy.  Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market fund shares and other money market equivalents.  The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

B-16

INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund’s outstanding voting securities as defined in the 1940 Act.  These investments restrictions do not impact the Underlying Funds.  Each Fund may not:

1.           Make loans to others, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Fund.

2.           (a) Borrow money or issue senior securities, except  to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Fund.

(b) Mortgage, pledge or hypothecate any of a Fund’s assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

3.           Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account or underwrite securities.  (Does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4.           Purchase or sell commodities or commodity contracts.

5.           Purchase or sell real estate; however, a Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interest therein, including real estate investment trusts.

6.           With respect to each Fund, invest more than 25% of its net assets in any one industry or group of industries, except that the Funds will invest more than 25% of their net assets in other investment companies, including exchange-traded funds.

7.           With respect to 75% of a Fund’s total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

As an example, and without limiting the generality of the above restrictions, pursuant to Investment Restriction No. 1 above, a fund is permitted under the Investment Company Act to lend its portfolio securities from time to time under certain conditions and to engage in certain securities lending programs pursuant to certain exemptive orders and interpretative positions issued by the SEC.  While the Funds do not currently intend to lend their securities, they are not prohibited from doing so if these conditions are met.  As another example, pursuant to Investment Restriction No. 2 above, under the Investment Company Act, the Funds are permitted to borrow from banks in an amount up to 33 1/3% of each Fund’s total assets and engage in certain transactions which may constitute the issuance of senior securities under the Act (such as futures contracts and reverse repurchase agreements) if certain conditions are meet.  The Funds’ use of these techniques are described in the Funds’ Prospectus and in this SAI.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  Each Fund may not:

B-17

1.           Invest in any issuer for purposes of exercising control or management.

2.           Invest, more than 15% of a Fund’s net assets, taken at the time of investment in illiquid securities.

3.           With respect to fundamental investment restriction 2 above, a Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

4.           Each Fund will not invest in any Underlying Fund if, as a result of such investment, the securities held by the Underlying Fund and the securities held by all other Underlying Funds in the Fund’s portfolio, would cause the Fund to become concentrated (more 25% of its net assets) in any one industry or group of industries.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transactions costs and may result in a greater number of taxable transactions.  See “Execution of Portfolio Transactions and Brokerage.”

For the fiscal period ended October 31, the Funds had the following portfolio turnover rates:

ETF Upgrader Fund
	2008	2007
Portfolio Turnover Rate	547%(1)	271%

ETF Aggressive Upgrader Fund
	2008	2007
Portfolio Turnover Rate	407%(1)	159%
(1)	The Funds experienced significant changes in leadership across various market sectors in addition to significant shareholder activity, which lead to increased portfolio turnover.

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PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Funds.  The policy was developed in consultation with the Advisor and has been adopted by the Advisor.  Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, principal underwriter or any other affiliated person of the Funds.  After due consideration, the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the policy including, mutual fund rating or statistical agencies or persons performing similar functions and internal parties involved in the investment process, administration or custody of the Funds.  Pursuant to this policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, the Funds disclose their complete portfolio holding on the Funds’ website at upgraderfunds.com under the hotlink of each Fund’s ticker symbol within five business days of each month-end.  Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website.  In addition, the Funds may provide their complete portfolio holdings at the same time such information is filed with the SEC.
In the event of a conflict between the interests of the Funds and the interests of the Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination as to how to resolve such conflict in the best interests of the Funds, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed including, a duty not to trade on non-public information:  fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third-parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

B-19

In no event shall the Advisor, its affiliates or employees, the Funds, or any other party enter into any arrangement to receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There is no assurance that the Funds’ policies will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

From time to time, the Advisor may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.upgraderfunds.com for additional information about the Funds, including, without limitation, the periodic disclosure of its portfolio holdings.

Because the Funds make investments in Underlying Funds, (which are themselves generally required to have portfolio holdings disclosure policies and procedures), but do not maintain criteria for determining whether the Underlying Funds have adequate policies in place with respect to disclosure of portfolio holdings, the performance of the Underlying Funds, and therefore the Funds, may be affected by the improper use or control of portfolio holdings information by the Underlying Funds.

B-20

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for overall management, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupation for the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	8	Trustee, Allegiant Funds.
Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	8	The Dana Foundation; The University of Virginia Law School Foundation
Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	8	None.
Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	8	Independent Trustee, The Managers Funds; Trustee, Managers AMG Funds; Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel

B-21

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since August 2002. Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Senior Vice President, U.S. Bancorp Fund Services, LLC, since July 2001.	Not Applicable.	Not Applicable.
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since August 2002.
Senior Vice President, USBFS since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).

				Not Applicable.	Not Applicable.
Elaine E. Richards (born 1968) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.
Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007); formerly, Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (1998-2004).

				Not Applicable.	Not Applicable
(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies to the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX Stock Upgrader Fund and the FundX Tactical Upgrader Fund (collectively referred to as the “Related Series”) and the Funds.  Except for the Related Series, the Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Trust Committees
The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations by shareholders should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee did not meet during the Funds’ last fiscal year with respect to the Funds.

B-22

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of a Fund’s pricing and financial reporting.  The Audit Committee met once during the Funds’ last fiscal year with respect to the Funds.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The QLCC did not meet during the Funds’ last fiscal year with respect to the Funds.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer or an Assistant Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee met four times during the Funds’ last fiscal year with respect to the Funds.

Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in each Fund as of the calendar year ended December 31, 2008.

Name	Dollar Range of FundX ETF Upgrader Fund Shares	Dollar Range of FundX ETF Aggressive Upgrader Fund Shares	Dollar Range of the Funds and its Related Series	Aggregate Dollar Range of Fund Shares in the Trust

Dorothy A. Berry	None	None	$10,001 - $50,000	$10,001 - $50,000
Wallace L. Cook	None	None	$1 - $10,000	$10,001 - $50,000
Carl A. Froebel	None	None	None	$10,001 - $50,000
Steven J. Paggioli	None	None	$1 - $10,000	$50,001 - $100,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Funds’ principal underwriter, or any of their affiliates.  Accordingly, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate family, have had direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Funds’ principal underwriter or any of its affiliates.

B-23

Compensation
Independent Trustees each receive an annual retainer of $40,000 allocated among each of the various portfolios comprising the Trust. The Chairman of the Board receives an additional annual retainer of $8,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation received by the following Independent Trustees from each Fund for the fiscal year ended October 31, 2008 .

Name of Person/Position	Aggregate Compensation From the ETF Upgrader Fund	Aggregate Compensation From the ETF Aggressive Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	$2,070	$2,227	None	None	$25,061
Wallace L. Cook, Trustee	$1,773	$1,909	None	None	$21,478
Carl A. Froebel, Trustee	$1,773	$1,909	None	None	$21,478
Steve J. Paggioli, Trustee	$1,773	$1,909	None	None	$21,478
(1)
There are currently numerous unaffiliated portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds and the Related Series.  For the fiscal year ended October 31, 2008, Trustees’ fees and expenses in the amount of $213,000 were allocated to the Trust.

The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and the principal underwriter to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Funds which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has also adopted a proxy voting policy (the “Advisor’s Policy”) that underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Funds’ shareholders.  The Advisor’s Policy dictates that its Proxy Committee vote proxies in a manner that will further the economic value of each investment for the expected holding period.  Each vote cast by the Proxy Committee on behalf of a Fund is done on a case-by-case basis, taking into account all relevant factors.  The Proxy Committee does utilize specific voting positions for substantive proxy issues, but these only serve as guidelines and are subject to change upon review.

B-24

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Funds’ interests, the Advisor will resolve such conflict in the best interests of the Funds’ shareholders.  Typically, the Advisor will (1) disclose the conflict and obtain the clients consent before voting; (2) vote in accordance with a pre-determined policy based upon the independent analysis and recommendation of a voting agent; or (c) make other voting arrangements consistent with pursuing the best interests of the Funds’ shareholders.

The Trust is required to file Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Funds is available without charge, upon request, by calling toll-free (866) 455-FUND [3863] and on the SEC’s website at www.sec.gov.

Control Persons, Principal Shareholders, and Management Ownership
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  As of January 31, 200 9 , the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of any Fund. As of January 31, 2009, the following shareholders were considered to be either a control person or principal shareholder of each Fund:

ETF Upgrader Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104- 4151	58.70%	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	20.88%	Record
Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	5.80%	Record

B-25

ETF Aggressive Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104-4151	33.20%	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	28.33%	Record
Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	8.96%	Record

THE FUNDS’ INVESTMENT ADVISOR

DAL Investment Company, LLC, is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104, and acts as investment advisor to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust.  The Advisor is controlled by Janet Brown.  Ms. Brown is President of the Advisor.

As compensation, the ETF Upgrader Fund and the ETF Aggressive Fund each pay the Advisor a monthly management fee (accrued daily) based on each Fund’s average daily net assets at an annual rate of 1.00%. For the fiscal period ended October 31, the Funds paid the following fees to the Advisor:

ETF Upgrader Fund
	2008	2007
Fees Accrued	$158,661	$102,825
Fees (Waived)/Recouped	$(52,975)	$(58,764)
Net Advisory Fee Paid	$105,686	$44,061

ETF Aggressive Fund
	2008	2007
Fees Accrued	$653,238	$136,805
Fees (Waived)/Recouped	$40,841	$(40,841)
Net Advisory Fee Paid	$694,079	$95,964

After its initial two-year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the applicable Fund); and (2) a majority of the Trustees who are not interested persons of any party to an Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

B-26

The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF Upgrader Fund and the ETF Aggressive Fund to 1.50%  of each Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one year period shown in the Example contained in the Prospectus and may continue for an indefinite period thereafter as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.   Any application or waiver of management fees or payment of a Fund’s expenses by the Advisor will be applied or credited to all shareholders of such Fund on a pro rata basis.

Portfolio Managers
The Funds are managed by an investment committee consisting of Ms. Janet Brown, and Messrs. Jason Browne, Bernard Burke, Martin DeVault and Sean McKeon, who are all considered “Portfolio Managers”.

The information below represents all of the other accounts managed by the Portfolio Managers as of October 31, 200 8 :

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	338	$436 Million	0	$0

The Advisor performs investment management services for various clients with investment objectives and strategies substantially similar to the Funds, which may create certain conflicts of interest in connection with the allocation and timing of investment opportunities among the Funds and the Portfolio Managers’ other advised accounts.  The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Funds.  The Advisor will have no obligation to purchase or sell for the Funds, or to recommend for purchase or sale by the Funds, any security that the Advisor, its principals, its affiliates or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

Each Portfolio Manager’s compensation is comprised of a fixed salary plus a bonus. The salaries are set by industry standards and bonuses are based on a combination of the success of the Advisor and the Portfolio Managers’ contribution to the Advisor.  Neither salaries nor bonuses are based on Fund performance or assets. The Portfolio Managers do not receive any deferred compensation, but they do participate in a 401(k) retirement plan, have an ownership interest in the Advisor and receive income distributions based on their percentage ownership in the Advisor.

B-27

The following indicates the beneficial ownership of each Portfolio Manager of each Fund as of October 31, 200 8 :

Name of Portfolio Manager	Dollar Range of Equity Securities in the each Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
	ETF Upgrader Fund	ETF Aggressive Upgrader Fund
Janet Brown	$500,001-$1,000,000	$500,001-$1,000,000
Jason Browne	None	$10,001 - $50,000
Bernard Burke	$1 - $10,000	$10,001 - $50,000
Martin DeVault	$1 - $10,000	$50,0001 - $100,000
Sean McKeon	$50,0001 - $100,000	$50,0001 - $100,000

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Funds.  USBFS provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund Complex a fee based on the aggregate current average daily net assets of 0.10% on assets up to $150 million, 0.05% on assets between $150 million and $350 million, 0.04% on assets between $350 million and $500 million and 0.03% on the remaining balance with a minimum fee of $30,000 for the FundX Upgrader Fund and $15,000 for each remaining series in the Fund Complex.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements. Additionally, the transfer agent provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Funds by the Board of Trustees.

The table below shows the amount of administration fees paid by the Funds to USBFS for the fiscal period ended October 31.

B-28

Administration Fee Paid
	2008	2007
ETF Upgrader Fund	$15,003	$11,241
ETF Aggressive Fund	$30,790	$11,401

Custodian
U.S. Bank, National Association is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.   The transfer agent , the Custodian, and the Funds’ principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York, 10022 serves as legal counsel to the Funds.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.

B-29

While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) of the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to a Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for each Fund are made independently from those of other client accounts managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts.  In such event, the position of a Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned.  In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for such Fund.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they direct securities transactions to brokers in exchange for selling shares of the Funds.  However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

For the fiscal period ended October 31, the Funds paid the following in brokerage commissions:

ETF Upgrader Fund
	2008	2007
Brokerage Fees Paid	$52,046	$33,064

ETF Aggressive Fund
	2008	2007
Brokerage Fees Paid	$160,599	$43,919

CAPITAL STOCK

Shares issued by the Funds have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Funds are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by a Fund and to the net assets of the Fund upon liquidation or dissolution.  Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

B-30

DETERMINATION OF SHARE PRICE

The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

The assets of the Funds consist primarily of shares of Underlying Funds, which are valued at their respective NAVs.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund .

The securities in a Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is primarily traded .

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

B-31

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. If you transmit orders to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

The public offering price of Fund shares is its NAV.  Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares; (ii) to reject purchase orders in whole or in part when, in the judgment of the Advisor, such rejection is in the best interest of a Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities.  Any securities used to buy a Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan
As discussed in the Prospectus, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of a Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Funds.  The market value of a Fund’s shares is subject to fluctuation.  Prior to participating in the AIP, an investor should note that the AIP does not protect it against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading. Payments to shareholders for shares of the Funds redeemed directly from a Fund will be made as promptly as possible but no later than seven days after receipt by the transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

B-32

The value of shares on redemption or repurchase may be more or less than your cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
As described in the Prospectus, shareholders with telephone privileges established on their accounts may redeem a Fund’s shares by telephone.  Upon receipt of any instruction or inquiry from any person claiming to be the shareholder, a Fund or its authorized agent may carry out the instruction and/or respond to the inquiry consistent with shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, a Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.

The transfer agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine.  If it fails to employ reasonable procedures, the Funds and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, consult the transfer agent .

Redemptions In-Kind
The Trust has filed an election under R ule 18f-1 under the 1940 Act committing to pay, in cash, all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets).  Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

DISTRIBUTIONS AND TAX INFORMATION

Distributions
The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December.  Each Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 by December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund will issue to each shareholder a statement of the federal income tax status of all distributions to such shareholder for the previous year .

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund has elected to qualify and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions .  It is each Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes.  However, the Funds can give no assurances that its distributions will be sufficient to eliminate all taxes.  To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year,  (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.  If a Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

Each Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a taxable year are computed by taking into account any capital loss carry-forward of a Fund , applied first against any short-term capital gain in the taxable year such loss carry-forward is utilized .

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent derived from domestic or certain foreign corporations, and provided that the Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent derived from domestic corporations, and provided that the Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Fund for its taxable year.   In addition, dividends that a Fund receives from shares in another regulated investment company (such as many of the underlying ETFs in which the Funds invest) will only be qualifying dividends for such purposes to the extent that such dividends are derived from qualifying sources by such underlying regulated investment company and certain holding period requirements are met.   The portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The special treatment of such dividends may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares.  Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph.  Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

B-34

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to backup withholding currently at the rate of 28% in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their correct status under the federal income tax law  or if the IRS notifies the Fund that such backup withholding is required .  If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Each Fund reserves the right to refuse to open an account for any person failing to certify the person’s taxpayer identification number.

Each Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes.  Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on Fund distributions .

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder and current administrative rulings and court decisions, all of which are subject to change.  Any such charges could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to a Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of a Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

THE FUNDS’ DISTRIBUTOR

Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Pursuant to a distribution agreement between the Funds and Quasar (the “Distribution Agreement”), Quasar acts as the Funds’ principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of FINRA.

The Distribution Agreement between the Funds and Quasar continues in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities, and, in either case by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the by the Trust on behalf of the Funds on a 60-day written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

B-35

MARKETING AND SUPPORT PAYMENTS

The Funds’ Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds.  Such payments may be divided into categories as follows:

Support Payments
Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between Fund representatives and financial intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

As of December 31, 200 8 the Advisor has agreements with four firms to pay such Support Payments, which are structured in three ways:  (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.

Support Payments to these dealers were as follows:

Firm	Dollar Amount
Charles Schwab	$86,504.82
Fidelity	$84,348.02
Ameritrade	$26,658.53
Pershing, LLC	$2,335.90

B-36

Entertainment, Conferences and Events
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

FINANCIAL STATEMENTS

The Funds’ Annual Report to shareholders for their fiscal year ended October 31, 200 8 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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APPENDIX A
CORPORATE BOND RATINGS

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered medium grade obligations, e.g., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal, BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors believes that such payments will be made during such grace period.

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Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

APPENDIX B
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be  evidenced by many of the following characteristics:  leading market positions in well-established  industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed  financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1”.

B-40

[PICTURE]

DAL Investment Company

FundX Upgrader Funds

FundX Tactical Upgrader Fund

Prospectus

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

February 28, 200 9

[FundX Upgrader Funds LOGO]

1

An Overview of the Fund: Risk/Return Summary	3
Investment Objective and Principal Investment Strategies	8
Security Selection	8
The Advisor’s Classification Process	10
Tactical Model	11
Principal Risks of Investing in the Fund	13
Portfolio Holdings Information	17
Investment Advisor to the Fund	17
Portfolio Managers and Members of the Investment Committee	18
Shareholder Information	18
Service Fees and Other Third Party Payments	27
Distributions and Taxes	28
Financial Highlights	30
Privacy Notice	Inside Back Cover

The FundX Tactical Upgrader Fund is a mutual fund that pursues its objective by investing exclusively in shares of other mutual funds and exchange-traded funds.  The investment objective of the FundX Tactical Upgrader Fund is to seek long-term capital appreciation; capital preservation is a secondary consideration.  DAL Investment Company, LLC (the “Advisor”) is the investment advisor to the Fund and is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104.  The Fund is a series of Professionally Managed Portfolios (the “Trust”).  Other than the FundX Stock Upgrader Fund, the FundX ETF Upgrader Fund, the FundX ETF Aggressive Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, which are offered in separate prospectuses, the Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

This Prospectus sets forth basic information about the Fund that you should know before investing.  It should be read and retained for future reference.

2

An Overview of the Fund: Risk/Return Summary

What is the Fund’s Investment Objective?

The investment objective of the FundX Tactical Upgrader Fund (the “Tactical Fund” or “Fund”) is to seek long-term capital appreciation; capital preservation is a secondary consideration.

What are the Fund’s Principal Investment Strategies?

The Fund seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds (“ETFs”) (all referred to in this prospectus as “Upgrading Underlying Funds”).  The Upgrading Underlying Funds are not affiliated with the Fund or the Advisor.  When the Advisor believes that stock market conditions warrant a defensive posture, the Advisor may liquidate a substantial portion of the Upgrading Underlying Funds and invest in money market instruments and ETFs that short the market (perform inversely to broad market indexes), providing a hedge against the remaining long positions.  When the Advisor’s indicators turn positive, the portfolio will again be fully invested in Upgrading Underlying Funds.  Some of the Upgrading Underlying Funds may invest in foreign or emerging market securities.

Consistent with the Fund’s investment objective, the Advisor uses an “upgrading” investment strategy to manage the Fund and to select the Upgrading Underlying Funds.  The Advisor believes that the best investment returns can be attained by continually upgrading the Fund’s investments into what it believes to be the top performing Upgrading Underlying Funds within a given risk class, and intends to remain invested in those funds as long as they continue to provide superior results.  The Advisor also uses a “Tactical Model” to determine how much of the portfolio to allocate to the Upgrading Underlying Funds, money market funds or ETFs that short the market.  (For additional information on the Tactical Model, please see “Investment Objective and Principal Investment Strategies.”)

Because the Fund will bear its share of the fees and expenses of the Upgrading Underlying Funds, you will pay higher expenses than would be the case if you made a direct investment in the Upgrading Underlying Funds.  There may also be tax consequences for taxable investors associated with capital gains distributions by the Upgrading Underlying Funds.  In addition, because the Fund expects to have a high portfolio turnover from time to time, shareholders will be subject to higher transaction costs than if they invested in a fund with lower portfolio turnover.  High portfolio turnover may also have tax consequences for taxable investors.  See “What are the Principal Risks of Investing in the Fund?” below.

What are the Principal Risks of Investing in the Fund?

An investment in the Fund entails risk.  The Fund cannot guarantee that it will meet its investment objective.  Since the price of the Upgrading Underlying Funds the Fund holds may fluctuate, the value of your investment may fluctuate and you could lose money.  The following risks could affect the value of your investment:

▪
General Market Risk – General market risk is the risk that the value of the Fund’s shares will fluctuate based on the performance of the securities held by the Upgrading Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or market as a whole. The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in a Fund.

3

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Management Risk – Management risk describes the Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.  The value of your investment is subject to the effectiveness of the Advisor’s investment strategies in selecting the Upgrading Underlying Funds and the investment strategies used by the Upgrading Underlying Funds in selecting investments, including the ability of the investment advisory organizations that manage the Upgrading Underlying Funds in assessing economic conditions and investment opportunities, and may not result in an increase in the value of your investment or in overall performance equal to other investments.

▪
Upgrading Underlying Funds Risk – The risks associated with the Fund include the risks related to each Upgrading Underlying Fund in which the Fund invests.  Although the Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes as described throughout this section.  For instance, there are market risks related to stocks and, in some cases, bonds, as well as the risks of investing in a particular Upgrading Underlying Fund, such as risks related to the particular investment management style and that the Underlying Fund may underperform other similarly managed funds.  Furthermore, one Upgrading Underlying Fund may employ an investment strategy that conflicts with the investment strategy held by another Upgrading Underlying Fund which may have the effect, to a certain extent, of cancelling out returns generated by an Upgrading Underlying Fund.

▪
Aggressive Investment Technique Risk – The Upgrading Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.  Because an Upgrading Underlying Fund’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed, it may result in losses exceeding the amounts invested.  Such instruments may expose the Fund to potentially dramatic changes in the value of the instruments and the imperfect correlation between the value of the instruments and the security or index.

▪
Foreign Securities and Emerging Markets Risk – The Upgrading Underlying Funds held by the Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including less government supervision and regulation of foreign exchanges, brokers and issuers than in the United States.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and, as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

The Upgrading Underlying Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

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▪
Non-Diversification Risk – While the Fund itself is diversified, the Upgrading Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.  If an Upgrading Underlying Fund focuses its investments in a limited number of issuers, its net asset value (“NAV”) per share, market price and total return may fluctuate or decline more in times of weaker markets than a more diversified mutual fund.

▪
Derivative Risk - Some Upgrading Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

▪
Leverage Risk - Some Upgrading Underlying Funds may borrow money for leveraging and will incur interest expense.  The NAV per share of an Upgrading Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

▪
Portfolio Turnover Risk – The Fund’s upgrading strategy, and in particular, the Tactical Model employed by the Advisor described below, may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Fund to incur higher transaction costs than would be the case if the Fund had lower portfolio turnover.  In addition, high portfolio turnover may have significant tax consequences for taxable investors.  The sale of Upgrading Underlying Funds pursuant to the Tactical Model may result in the realization of taxable gain or loss by the Fund. Increased net taxable gain of the Fund could result in increased distributions of ordinary dividends and capital gain dividends to shareholders.  Short-term capital gains are taxed as ordinary income under federal tax laws.  See “Distributions and Taxes” below.

▪
Small Company Risk – The Upgrading Underlying Funds may invest in securities of small companies, which involve greater volatility than investing in larger and more established companies because small companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

▪
Sector Emphasis Risk – Some of the Upgrading Underlying Funds may have particular emphasis in one or more sectors, subjecting that Upgrading Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.  Certain sectors possess particular risks that may not affect other sectors.  The judgment of the investment advisory organizations that manage the Upgrading Underlying Funds regarding which sectors offer the greatest potential for financial reward consistent with an Upgrading Underlying Fund’s investment objective will change over time.  As a result, if an Upgrading Underlying Fund emphasizes a particular sector, it will be subject to greater risk of loss from adverse economic, business or other developments affecting that sector than if its investments were spread across different sectors.

▪
Short Sales Risk – The Upgrading Underlying Funds may engage in short sales which could cause an Upgrading Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.  This could cause the Fund’s performance to suffer to the extent it invests in such an Upgrading Underlying Fund.

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▪
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Upgrading Underlying Funds or may fall resulting in an increase in the value of such securities.  Fixed-income securities with longer maturities generally involve greater interest rate risk than those with shorter maturities.   In addition, changes in the creditworthiness of an issuer of fixed-income securities and the market’s perception of that issuer’s ability to make principal and interest payments when due can affect the value of the fixed-income securities held by an Upgrading Underlying Fund .

▪
High-Yield Securities (Junk Bonds) Risk – The value of fixed-income securities held by the Upgrading Underlying Funds that are rated below investment grade (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.  Additionally, these instruments are generally unsecured and may be subordinated to other creditor’s claims.

▪
New Fund Risk – The Fund is new and may not grow to an economically viable size, in which case it may be liquidated without shareholder approval at a time that may not be favorable to certain investors.

Who may want to Invest in the Fund?

The Tactical Fund may be appropriate for long-term investors who want to participate in the stock market and are interested in a mutual fund that uses a tactical model in an effort to reduce exposure to market risk.  The Tactical Fund may not be appropriate for investors seeking regular income, for those pursuing a short-term goal, or for taxable investors interested in limiting their exposure to taxable gains or losses from a mutual fund.

What is the Fund’s Investment Performance?

FundX Tactical Upgrader Fund

There is no performance information available for the Fund because it had not completed one full calendar year of operations prior to the date of this Prospectus .  Performance information will be available after the Fund has been in operation for one full calendar year.

What are the Fees and Expenses Associated with Investing in the Fund?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   “Other Expenses” and “Acquired Fund Fees and Expenses” shown below are based on actual expenses incurred for the fiscal period ended October 31, 2008.

Shareholder Fees(1) (fees paid directly from your investment)	FundX Tactical Upgrader Fund
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee(2)	2.00%

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Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses(3)	0.24%
Acquired Fund Fees and Expenses (Upgrading Underlying Fund Expenses)(4)	0.51%
Total Annual Fund Operating Expenses	1.75%
Less Expense Reimbursement(5)	0.00%
Net Expenses Plus Acquired Fund (Underlying Fund) Fees and Expenses(4)(5)	1.75%
_______________
(1)
Although no sales loads or transaction fees are charged, you will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  Please note that these fees are subject to change.

(2)
You will pay a redemption fee of 2.00% on the value of shares you redeem or exchange that are held for less than 30 days.  This fee will not be imposed on Fund shares acquired through the reinvestment of dividends or other distributions.  The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

(3)
Other Expenses includes interest, custodian, transfer agency and other customary Fund expenses.  In addition, the Fund does not anticipate incurring interest expense for its current fiscal year.  However, the Upgrading Underlying Fund s in which the Fund invests may incur interest expense.  Such interest expense is included in Acquired Fund Fees and Expenses.

(4)
The Fund is required to disclose Acquired Fund Fees and Expenses in the above fee table.  Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other mutual funds and ETFs (referred to here as “Acquired Funds”, but otherwise known in this prospectus as Upgrading Underlying Funds).  The se indirect fee s represent a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in an Acquired Fund’s NAV.  However, because the Advisor selects Upgrading Underlying Funds without regard to expense (see “Investment Objectives and Principal Investment Strategies”), the actual expenses of the Upgrading Underlying Funds are expected to vary with changes in the allocation of the Fund’s assets among various Upgrading Underlying Funds and may be more or less than the amount shown above.   Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.   Without Acquired Fund Fees and Expenses, the Net Annual Fund Operating Expenses would have been 1.24%.

(5)
The Advisor has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Expenses for shares of the Fund to 1.50% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least one year period shown in the Example below and may continue for an indefinite period thereafter as determined by the Trust’s Board of Trustees (the “Board”).  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

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Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and the Fund’s operating expenses remain the same.  The Example reflects the Fund’s expense limitation agreement for the first year only within each of the years shown below.  Although your actual costs may be higher or lower, under the assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Tactical Upgrader Fund	$ 178	$ 551	$949	$2,062

Investment Objective and Principal Investment Strategies

Investment Objective

The investment objective of the Tactical Fund is to seek long-term capital appreciation; capital preservation is a secondary consideration.

The Fund’s investment objective is non-fundamental and may therefore be changed, without shareholder approval, upon a 60-day written notice to the Fund’s shareholders.

Principal Investment Strategies

As noted in the “An Overview of the Fund” section of the Prospectus, the Fund pursues its investment objective by investing in other mutual funds and ETFs.

Security Selection

The Fund seeks to achieve its investment objective by investing primarily in no-load and load-waived Upgrading Underlying Funds.  Although the Fund primarily invests in no-load and load-waived Upgrading Underlying Funds, the Fund is not precluded from investing in Upgrading Underlying Funds with sales-related expenses, redemption fees and/or service fees in excess of 0.25%.  The Fund will invest primarily in Upgrading Underlying Funds based on the Fund’s upgrading strategy or that are otherwise permitted investments under the Fund’s investment policies described herein.  Nevertheless, the Upgrading Underlying Funds likely will have certain investment policies and use certain investment practices that may be different from those of the Fund and not described herein.  These other policies and practices may subject the Upgrading Underlying Funds to varying or greater degrees of risk compared to the Fund .

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Because the Advisor believes that the quality or effectiveness of fund management changes with changing market environments, it employs an upgrading investment strategy that it believes allows the Fund to invest in the right mix of Upgrading Underlying Funds to take advantage of current market leadership.  The Advisor believes that the best investment returns can be attained by continually upgrading assets into what it determines to be the current top performing funds within a given style and risk class.  “Continually upgrading” refers to the ongoing process of (1) classifying funds by risk; (2) ranking the funds based on performance using the Advisor’s proprietary methodology; and (3) adjusting the Fund’s portfolio holdings to upgrade from under-performing funds to those that rank higher as a result of this analysis.  The Advisor’s upgrading investment strategy is a systematic method of following market leadership that has been developed and refined by the Advisor over the past 38 years.  Upgrading is based upon the observation that few, if any, money managers consistently excel.  The Advisor believes that most professional money managers have a particular style that works well in some, but not all, market environments.  Market leadership rotates between large-cap and small-cap stocks, growth and value styles of investing and, international and domestic areas, among others.  Market leadership changes because economic conditions change.  Based on the Advisor’s observations, however, most fund managers do not change their particular styles when the market leadership changes.

The Advisor’s approach is to combine the talents and research of those it believes to be the country’s leading money managers in seeking superior returns.  The upgrading system is designed to be a logical system of investing in top Upgrading Underlying Funds while they are performing well, and then moving to others when the Advisor believes the original choices are no longer the best.  The Advisor believes continually upgrading can provide an effective way to participate successfully in a broad range of opportunities as they develop.  This strategy can also be effective because of the relatively low transaction costs of investing in no-load or load-waived funds.

The Advisor’s upgrading investment strategy has been featured in Money, Barron’s, Forbes, Business Week, Personal Finance, Financial World and MSN/CBS Investing.com., Investor’s Business Daily, Kiplinger’s Personal Finance Report and Hulbert Financial Digest.

The Advisor has observed a great diversity of performance returns, typically with only a small percentage of money managers ever invested in the right sectors of the equity market at the right time.  Since market leadership is forever rotating, the Advisor moves incrementally toward the top ranked funds by progressively selling the lower ranked funds and reinvesting in the new leaders.  See “Upgrading Strategy Risk” under “Principal Risks of Investing in the Fund” below for a discussion of the risks of short-term investing or focusing on near-term performance.

In general, the Advisor selects Upgrading Underlying Funds that it believes offer above-average prospects for achieving the Fund’s goal of capital appreciation.  The Advisor believes such funds can be identified primarily through current performance.  Prospective funds are first classified based on risk, as measured by historical performance, with a focus on downside records and then ranked based on recent performance.  The Advisor believes that investing in other Upgrading Underlying Funds will provide the Fund with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Fund could achieve by investing directly in individual portfolio securities.

Since 1976, the Advisor has published a monthly newsletter, NoLoad Fund*X, providing performance data on over 750 funds, including FundX Scores and Ranks, which is the Advisor’s proprietary method used to evaluate and rank funds.  Although the Upgrading Underlying Funds purchased for the Fund will generally also be highly ranked in NoLoad Fund*X, the Fund may also invest in funds not included in the newsletter, such as institutional or other Upgrading Underlying Funds not available to the general public, but available to the Advisor.

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To assist in identifying what it believes are top performing Upgrading Underlying Funds, the Advisor uses a proprietary system to classify funds according to risk, based primarily on their historical performance with emphasis on their downside records.  As its secondary selection process, the Advisor then scores and ranks the funds by its proprietary system, based on one-month, three-month, six-month and twelve-month total returns.  Five different classes of funds are categorized based on different risk characteristics, which include:

Class	Risk Profile
Class 1	Most Speculative Funds
Class 2	Speculative Funds
Class 3	High Quality Growth Funds
Class 4	Total Return Funds
Class 5	Fixed-Income Funds

The Upgrading Underlying Funds in which the Fund invests are principally chosen from the above five categories as described in more detail below under “The Advisor’s Classification Process.”

The Advisor’s Classification Process

The Advisor has constructed four risk classes for equity funds.  Bond funds are grouped into a fifth class.  Using broad categories allows the Advisor to have a full range of investment opportunities available to the Fund.  For instance, rather than isolating international funds from domestic, the Advisor groups them with other funds with similar downside risk.  This allows the best funds to rise to the top, whatever their investment approach may be.  Occasionally, some overlap may occur.  You may find a Class 2 fund showing no more volatility than a typical Class 3 fund.  Furthermore, the Advisor may re-classify funds when new information indicates such change is appropriate.  The descriptions below provide a realistic indication of what might be expected from a fund in each classification.

Class 1: Growth – Most Speculative Stock Funds
Class 1 includes funds that focus on special investments, industries or market sectors.  Class 1 funds may invest in small, new and/or unseasoned companies.  International funds may concentrate in a particular country or region, including “emerging markets” or economies not considered mature.  These funds may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

Class 2: Growth – Speculative Stock Funds
Class 2 includes funds invested in small - or mid-sized companies.  Many of these funds may lack diversification by focusing on a few industry sectors or in a few individual holdings.  These funds mostly hold common stocks, but may contain convertible bonds or other instruments.  These funds may have moderate to high portfolio turnover.

Class 3: Growth – Higher Quality Stock Funds
Generally, Class 3 funds are comprised of diversified portfolios invested in well-established companies.  Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions.  International (foreign) or global (foreign and domestic) funds in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan).  Primary objectives among these funds include long-term growth with little emphasis on income.

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Class 4: Total Return (or Balanced) Funds
Class 4 funds include a wide variety of investment strategies, usually including common stocks.  Often these funds hold income-generating instruments to lower portfolio volatility.  Some of these funds may use derivative instruments to a limited extent, specifically to lessen volatility, such as futures, put options or short selling.

Class 5: Fixed-Income – Bonds
Generally, Class 5 funds have a primary objective of current income and preservation of capital.  This class is divided into categories of fixed-income securities that are further divided by duration and maturity.  It is not the Advisor’s intention to purchase funds to achieve a particular tax result.

Tactical Model

The Advisor uses a “Tactical Model” to evaluate prevailing market conditions. The Advisor believes that long-term investors generally benefit from being fully invested in the market, but sometimes certain measurable conditions exist that justify having reduced market exposure.  The Advisor uses models that measure market conditions based on a variety of factors including sentiment, trends, momentum, valuations, monetary influences, and other variables that combined, create a broad measure of the current stock market environment. This broad measure is scored and the Advisor uses this score to determine when an investor would historically have been rewarded for making tactical shifts between being fully invested and hedged.  The Advisor refers to these shifts as “tactical” and the entire model as its “Tactical Model”.

The Advisor’s “Tactical Model” is a composite of a series of models that individually have produced signals that the Advisor believes are compelling based on the broad U.S. stock market.  Because these models are combined into a composite, the Advisor takes action only when the “weight of the evidence” aligns sufficiently across all models.

The Advisor gets its models from third parties it believes are credible. If the Advisor was no longer able to access these models, or if the Advisor felt that a better alternative could be obtained elsewhere, the Advisor has the flexibility to select whatever models it feels provide the best representation of prevailing market conditions. The availability of quality data used by the Advisor to determine prevailing market conditions is an important component of the Advisor’s ability to execute its tactical strategy.

Portfolio Implementation
During what the Advisor believes are normal market conditions, the portfolio will generally be fully invested in Upgrading Underlying Funds based on the security selection process described above. When the Advisor’s Tactical Model indicates that a more defensive posture is warranted, the Advisor will sell a substantial part of the portfolio and invest in money market instruments and inverse ETFs (e.g. ETFs that short the market) in an effort to reduce risk and protect principal.  The Adviser may also purchase debt-linked ETFs for the Fund while the Fund is in a more defensive posture.

The Advisor believes that it can isolate the risk and return potential associated with daily U.S. stock market index fluctuations from the risk and return potential associated with its security selection process by “hedging the portfolio” (owning substantially similar size exposure to inverse ETFs that short broad U.S. stock indexes to the Upgrading Underlying Funds it owns long).  The Advisor believes that when the portfolio is “hedged” in this manner, the daily volatility of the Fund will be based on the difference between the performance of the Upgrading Underlying Funds it owns long and the indexes associated with the inverse ETFs it holds as a hedge, regardless of the direction of either the portfolio or the index.

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It is important to note that there is no guarantee that the Fund’s portfolio of Upgrading Underlying Funds will outperform the market index, and it is even possible that the portfolio of Upgrading Underlying Funds might fall in value on a day when the indexes associated with the inverse ETFs goes up in value. This “tracking error” is the primary source of potential returns in a hedged portfolio but it also creates potential risk.

In summary, when the Fund is fully invested, as will generally be the case when the Advisor believes that market conditions are normal, the risk and return potential of the Fund will be based on the performance of the Upgrading Underlying Funds in the portfolio minus the fees and expenses discussed above under “What are the Fees and Expenses Associated with Investing in the Fund?”.  When the Advisor believes that prevailing market conditions (as measured by the Advisor’s Tactical Model) are sufficiently adverse, the Advisor will sell a substantial portion of the portfolio and “hedge” the portfolio as described above. The Advisor expects that its Tactical Model may result in portfolio turnover in the Fund from as little as zero in any given year to as much as 300% in a single year.  This higher turnover may result in increased costs and higher tax consequences versus an investment strategy that results in lower portfolio turnover, or even versus an Upgrading strategy without the added transactions associated with the Advisor’s Tactical Model.

The Fund

Under normal market conditions, the Tactical Fund will typically maintain a core holding of Class 3 funds and will invest a portion of its portfolio in Class 1 or Class 2 funds. Additionally, when the Fund employs its “Tactical Model”, the Fund may hold a short position in any of the classes of funds as the Advisor deems appropriate.	The term investment grade refers to the credit quality of fixed-income securities as established by a recognized rating agency, such as Standard & Poor’s®.

At times, the Tactical Fund may have exposure to Class 4 funds, with investment objectives that incorporate both income and capital appreciation (e.g., balanced funds), or Class 5 fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade).  Investments in Class 4 and Class 5 funds are intended to reduce the risk and potential volatility of the underlying stocks held by the common stock Upgrading Underlying Funds in which the Tactical Fund will invest, although there can be no assurance that fixed-income Upgrading Underlying Funds will be able to moderate risk in this manner.

General Investment Information
Please remember that the Fund is independent from any of the Upgrading Underlying Funds in which it invests and has little voice in or control over the investment practices, policies or decisions of those Upgrading Underlying Funds.  If the Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that Upgrading Underlying Fund, which may entail losses.  An Upgrading Underlying Fund may limit the Fund’s ability to sell its shares of the Upgrading Underlying Fund at certain times. In these cases, such investments will be considered illiquid and subject to the Fund’s overall limit on illiquid securities.  For example, no Upgrading Underlying Fund is required to redeem any of its shares owned by the Fund in an amount exceeding 1% of the Upgrading Underlying Fund’s shares during any period of less than 30 days.  As a result, to the extent that the Fund owns more than 1% of an Upgrading Underlying Fund’s shares, the Fund may not be able to redeem those shares promptly in the event of adverse market conditions or other considerations.  (This limitation does not apply to the Fund’s holdings of shares of ETFs, which are not redeemed through the ETF itself, but which can be sold by the Fund on a securities exchange in a secondary market transaction.)  Also, the investment advisors of the Upgrading Underlying Funds in which the Fund invests may simultaneously pursue inconsistent or contradictory courses of action.  For example, one Upgrading Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by another Upgrading Underlying Fund, with the result that the Fund would incur an indirect brokerage expense without any corresponding investment or economic benefit.

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Furthermore, the Fund will normally invest only in Upgrading Underlying Funds that do not impose up-front sales loads, deferred sales loads, distribution fees of more than 0.25% or redemption fees.  If the Fund invests in an Upgrading Underlying Fund that normally charges an up-front sales load, it may use available sales load waivers and quantity discounts to eliminate the sales load.  However, this policy does not preclude the Fund from investing in Upgrading Underlying Funds with sales related expenses, redemption fees or service fees in excess of 0.25%.

The Fund is actively managed and has no restrictions on portfolio turnover; however, the Advisor does not anticipate that the Fund’s annual portfolio turnover rate will substantially be in excess of 200% on a regular basis.  However, the portfolio turnover may reach 300% or more on occasion based on the Advisor’s use of the Tactical Model described above.  A high portfolio turnover rate (100% or more) may result in the realization and distribution of higher capital gains to Fund shareholders and may mean a higher tax liability.  A high portfolio turnover rate may also lead to higher transaction costs, which could negatively affect the Fund’s performance.

As a fund-of-funds, the Fund relies on Section 12(d)(1)(F) of the 1940 Act that permits the Fund to invest in unaffiliated funds subject to certain guidelines including that the Fund (together with its affiliated funds) may acquire no more than 3% of the outstanding voting securities of the unaffiliated fund.  Generally, Section 12(d)(1) of the 1940 Act (and the rules thereunder) restricts investments by registered investment companies in securities of other registered investment companies, including the Upgrading Underlying Funds.  The acquisition of shares of the Upgrading Underlying Funds by the Fund is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by any exemptive orders obtained by the Upgrading Underlying Funds that permits registered investment companies such as the Fund to invest in the Upgrading Underlying Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with the Underlying Fund regarding the terms of the investment.

Principal Risks of Investing in the Fund

Although the Fund principally invests in any number of Upgrading Underlying Funds, this investment strategy does not eliminate investment risk.  Therefore, there is no assurance that the Fund will achieve its investment objective. Since the prices of securities in the Upgrading Underlying Funds may fluctuate, the value of your investment in the Fund may fluctuate and you could lose money.  The following list sets forth more information about the principal risks that apply to the Fund.

GENERAL MARKET RISK - The Fund’s assets will be invested in Upgrading Underlying Funds that themselves invest primarily in equity securities.  The value of your investment in the Fund depends on the value of the Upgrading Underlying Funds it owns.  In turn, the value of each of the Upgrading Underlying Funds depends on the market value of the equity securities in which it has invested.  General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased price or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short term volatility of the Fund.

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MANAGEMENT RISK – Management risk describes the Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.  The value of your investment is subject to the investment strategies employed by the Advisor in selecting the Upgrading Underlying Funds and the investment strategies used by the Upgrading Underlying Funds in selecting investments, including the ability of the investment advisory organizations that manage the Upgrading Underlying Funds in assessing economic conditions and investment opportunities, and may not result in an increase in the value of your investment or in overall performance equal to other investments.

UPGRADING UNDERLYING FUNDS RISK – The risks associated with the Fund include the risks related to each Upgrading Underlying Fund in which the Fund invests.  Although the Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes as described throughout this section.  For instance, there are market risks related to stocks and, in some cases, bonds, as well as the risks of investing in a particular Upgrading Underlying Fund, such as risks related to the particular investment management style and that the Upgrading Underlying Fund may underperform other similarly managed funds.  To the extent that an Upgrading Underlying Fund actively trades its securities, the Fund will experience a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.  Investments in the Fund result in greater expenses to you than if you were to invest directly in the Upgrading Underlying Funds.  Additionally, because the Upgrading Underlying Funds may be managed using different investment styles, the Fund could experience overlapping security transactions.  For example, one Upgrading Underlying Fund could take a long position in a security, while another Upgrading Underlying Fund is taking a short position in the same security, thereby effectively canceling out the effect of either position.  Similarly, one Upgrading Underlying Fund may be purchasing securities at the same time other portfolio managers may be selling those same securities.  This may lead to higher transaction expenses and may generate higher short-term capital gains compared to a Fund using a single investment management style.  Finally, there can be no assurance that any mutual fund, including an Upgrading Underlying Fund, will achieve its investment objective.

AGGRESSIVE INVESTMENT TECHNIQUE RISK – The Upgrading Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.  Because an Upgrading Underlying Fund’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed, it may result in losses exceeding the amounts invested.  Such instruments may expose the Fund to potentially dramatic changes in the value of the instruments and the imperfect correlation between the value of the instruments and the security or index.

UPGRADING STRATEGY RISK - The Fund employs an “upgrading” strategy whereby it continually seeks to invest in the top-performing funds at a given time.  When investment decisions are based on near-term performance, however, the Fund may be exposed to the risk of buying Upgrading Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.  Furthermore, focusing on current market leaders may expose the Fund to concentration risk.

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SMALL COMPANY RISK - The Fund may invest in Upgrading Underlying Funds that invest in small capitalization companies.  As a result, your investment will be subject to small company risk.  Small company risk is the risk that, due to limited product lines, markets or financial resources, dependence on a relatively small management group or other factors, small companies may be more vulnerable than larger companies to adverse business or economic developments.  Securities of small companies are generally less liquid and more volatile than securities of larger companies or the market averages.  In addition, small companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.  In addition, the performance of an Upgrading Underlying Fund may be adversely affected during periods when the smaller capitalization stocks are out-of-favor with investors.  Under normal market conditions, the Advisor intends to hold Upgrading Underlying Funds that focus on small capitalization stocks only when small company stocks are outperforming large company stocks.

INTEREST RATE AND CREDIT RISK - The Upgrading Underlying Funds may hold bonds and other fixed-income securities such as notes, convertible securities and preferred stock which may be subject to interest rate and credit risk .   Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. government obligations.  Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due.  Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities.   Generally, the value of a fixed-income portfolio will decrease when interest rates rise and increase when interest rates fall.  Therefore, an Underlying Fund’s NAV will fluctuate in response to changes in interest rates.  Also, fixed-income securities with longer maturities generally involve greater interest rate risk than securities with shorter maturities.   Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.   In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed-income securities and the market’s perception of that issuer’s ability to repay principal and interest when due can also affect the value of fixed-income securities held by an Upgrading Underlying Fund.

HIGH-YIELD SECURITIES (JUNK BONDS) RISK - The Fund may invest in Upgrading Underlying Funds that focus their investments in securities rated below investment grade.  Fixed-income securities receiving the lowest investment grade rating may have speculative characteristics, and, like securities rated below investment grade, when compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in adverse economic conditions or other circumstances.  High-yield, high risk and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity and fluctuations in value due to public perception of the issuer of such securities.

FOREIGN SECURITIES RISK - One or more Upgrading Underlying Funds may invest in the securities of foreign companies.  As a result, such Upgrading Underlying Fund would be subject to foreign securities risk.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

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EMERGING MARKETS RISK - In addition to developed markets, Upgrading Underlying Funds may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity.

NON-DIVERSIFICATION RISK – While the Fund itself is diversified, some of the Upgrading Underlying Funds may invest in a limited number of issuers and therefore, may be non-diversified.  Because such an Upgrading Underlying Fund focuses its investments in a limited number of issuers, its NAV and total return may fluctuate or decline more in times of weaker markets than a more diversified mutual fund.

SECTOR EMPHASIS RISK – It is anticipated that the Fund will invest in Upgrading Underlying Funds that have a particular emphasis on one or more sectors.  In the case of an Upgrading Underlying Fund that emphasizes a particular industry or sector, events may occur that impact that industry or sector more significantly than the stock market as a whole.  Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.

DERIVATIVE RISK - Some Upgrading Underlying Funds may use derivative instruments which derive their value from an underlying asset, currency or index.  Investments in such Upgrading Underlying Funds may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Upgrading Underlying Fund may lose more than the initial amount invested in the derivative.  Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which would result in a loss.

SHORT SALE RISK - Some of the Upgrading Underlying Funds in which the Fund invests will engage in short sales, which may cause an Upgrading Underlying Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.  This would occur if the lender required such Upgrading Underlying Fund to deliver the securities it borrowed at the commencement of the short sale and it was unable to borrow the securities from other securities lenders.  Furthermore, until an Underlying Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale.  This could cause the Fund’s performance to suffer to the extent it invests in such an Underlying Fund.

LEVERAGE RISK - Some Upgrading Underlying Funds may borrow money for leveraging.  Interest expenses may exceed the income from the assets purchased with such borrowings.  While the interest obligation resulting from borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the NAV per share of the Upgrading Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

NEW FUND RISK – There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  A liquidation can be initiated by the Board without shareholder vote, and while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

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PORTFOLIO TURNOVER RISK – The Fund’s upgrading strategy, and in particular, the Tactical Model employed by the Advisor described in this Prospectus, may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Fund to incur higher transaction costs than would be the case if the Fund had lower portfolio turnover.  In addition, high portfolio turnover may have significant tax consequences for taxable investors.  The sale of Upgrading Underlying Funds pursuant to the Tactical Model may result in the realization of taxable gain or loss by the Fund.  Increased net taxable gain of the Fund could result in increased distributions of ordinary dividends and capital gains dividends to shareholders.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  See “Distributions and Taxes” below.

DEBT SECURITIES RISK – To the extent any of the Upgrading Underlying Funds invest in debt securities, the Fund is exposed to those inherent risks.  Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk , which are discussed above .   Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.   Additionally , if any of the Upgrading Underlying Funds invest in mortgage- or asset-backed securities, the Fund could be exposed to those risks.  These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

Portfolio Holdings Information

The Fund’s portfolio holdings will be disclosed quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders, and in the quarterly holdings report on Form N-Q.  In addition, the Fund will disclose a complete list of the Fund’s month-end portfolio holdings, on or about the fifth business day of the following month on their website at www.upgraderfunds.com.  The month-end portfolio holdings for the Fund will remain posted on the website until next updated with a required regulatory filing with the Securities and Exchange Commission (“SEC”). (The portfolio holdings information for the Fund is available by clicking the hyperlink of the Fund’s name located on the Fund information page at www.upgraderfunds.com/whoinv.com, or by clicking the hyperlink of the Fund’s ticker symbol on any page.)  Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.  A more detailed description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

Investment Advisor to the Fund

DAL Investment Company, LLC, is the investment advisor to the Fund.  The Advisor is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104.  The Advisor has been providing investment advisory services to individual and institutional investors since 1969.  The Advisor pioneered the use of no-load mutual funds for managing large personal, corporate and retirement accounts.  As of December 31, 200 8 , the Advisor had approximately $ 1.34  billion in assets under management.  The Advisor supervises the Fund’s investment activities and determines which investments are purchased and sold by the Fund.  The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.  Under an investment advisory agreement with the Fund, the Fund compensates the Advisor for its investment advisory services.  The Fund pays the Advisor a monthly management fee that is calculated based on the Fund’s average daily net assets at the annual rate of 1.00%.   For the fiscal year ended October 31, 2008, the Advisor received net management fees as a percentage of average daily net assets of 1.00%.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s Annual Report to shareholders for the most recent period ended October 31 .

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Fund Expenses

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses will not exceed 1.50% of the average daily net assets for the Fund (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses).  Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

Portfolio Managers and Members of the Investment Committee

Investment decisions for the Fund are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor’s organization.  No one person is solely responsible for the day-to-day management of the Fund’s portfolio.  The members of the investment committee are listed in the table below.

Name	Title	Tenure
Janet Brown	President and Portfolio Manager	1978
Sean McKeon	Portfolio Manager	1990
Bernard Burke	Portfolio Manager and Chief Compliance Officer	1992
Martin DeVault	Portfolio Manager	1992
Jason Browne	Portfolio Manager	2000

Each member of the investment committee is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.  There is no lead portfolio manager.  There are no limitations or restrictions on any one portfolio manager’s role relative to the other portfolio managers on the investment committee.  Each portfolio manager generally serves as a research analyst.  The investment committee discusses investment ideas and the overall structure of a portfolio using the upgrading investment strategy.  Investment decisions are then made collectively by the investment committee.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Fund.

Shareholder Information

Pricing Fund Shares

The Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of the Fund’s securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all expenses and liabilities, by the number of shares outstanding ((assets – liabilities) / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

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All shareholder transaction orders received in good form (as described below under “Buying Fund Shares”) by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“ Transfer Agent ”), or an authorized financial intermediary by the close of regular trading on the NYSE will be processed at that day’s NAV.  Transaction orders received after the close of regular trading on the NYSE will receive the next day’s NAV.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  In such cases, fair value determinations may be made as described below under procedures adopted by the Board.

Fair Value Pricing

The assets of the Fund consist primarily, if not exclusively, of shares of Upgrading Underlying Funds valued at their respective NAVs.  The prospectuses for the Upgrading Underlying Funds should explain the circumstances under which they will use fair value pricing, as well as the effects of using fair value pricing.  There may be situations when the Fund is unable to receive an NAV from an Upgrading Underlying Fund.  In such case, shares of an Upgrading Underlying Fund will be valued at their fair market value as determined in good faith under procedures adopted by the Board.  The NAV of the Fund will fluctuate with the value of the securities held by the Upgrading Underlying Funds in which it principally invests.

There can be no assurance that the Fund can purchase or sell a share of an Upgrading Underlying Fund at the price used to calculate the Fund’s NAV.  In the case of fair valued Upgrading Underlying Fund shares, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a the present value of a share of an Upgrading Underlying Fund.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of shares of an Upgrading Underlying Fund may be less frequent and of greater magnitude than changes in the price of the Fund valued by an independent pricing service, or based on market quotations.

Buying Fund Shares

To open an account, you must make a minimum initial investment as listed in the table below.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

You may purchase shares of the Fund by completing an Account Application.  Your order will not be accepted until the Account Application is received by the Fund or the Transfer Agent .  Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution. The Fund will not accept payment in cash, money orders and cashier’s checks unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.  If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.  The Fund does not issue share certificates.  The Fund reserves the right to reject any purchase in whole or in part.  These minimums can be changed or waived by the Advisor at any time.

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The Fund reserves the right to reject any purchase order, in whole or in part, if such rejection is in the Fund’s best interest.  For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large it would disrupt the management of the Fund or would not otherwise be in the best interest of long-term shareholders.
If the Fund does not have a reasonable belief of the identity of a shareholder, the Account Application will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

PATRIOT Act

The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply the Fund your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may temporarily limit transactions or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

By Mail

To purchase shares by mail, simply complete and sign the enclosed Account Application and mail it, along with a check made payable to the Fund to the address listed below.

To make subsequent investments, write your account number on a check made payable to the Fund and mail it together with the most recent confirmation statement received from the Transfer Agent in the envelope provided with your statement or send to the address listed below.

Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

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By Telephone

If you have completed the “Account Features” section of the Account Application and your account has been open for at least 15 days, you may purchase additional shares of the Fund by calling toll free at (866) 455-FUND [3863].  Telephone orders, in amounts of $100 or more, will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone .  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, on a day when the NYSE is open, shares will be purchased at the NAV calculated on a day when the NYSE is open.  For security reasons, requests by telephone will be recorded.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your purchase request in writing.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

By Wire
Initial Investment
If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone at (866) 455-FUND [3863] to make arrangements with a telephone customer service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your Account Application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at (866) 455-FUND [3863] to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your account number and your name so your wire can be correctly applied.

Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact the Transfer Agent at (866) 455-FUND [3863] to advise them of your intent to wire funds.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent .  Your bank may charge you a fee for sending a wire to the Fund.

Your bank should transmit available funds by wire in your name to:

U.S. Bank, National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #:           112-952-137
FFC:                       [Name of Fund]
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

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Through a Financial Intermediary
You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Fund.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and maintains your individual ownership records.  The Fund may pay Financial Intermediaries for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial minimum investment, you authorize the Fund to withdraw the amount that you wish to invest from your personal bank account on a monthly basis.  The AIP requires a minimum initial investment of $500, and thereafter a monthly minimum investment of $100.  If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the Account Application  or call the Fund at (866) 455-FUND [3863]. In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.

The Fund may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP at any time by notifying the Transfer Agent by telephone or in writing, at least five days prior to the effective date of the next transaction.

Retirement Plan

The Fund offers an individual retirement account (“IRA”) plan.  You may obtain information about opening an IRA by calling (866) 455-FUND [3863].  If you wish to open another type of retirement plan, please contact your Financial Intermediary.

Asset Allocation/Re-Allocation Program

To participate in the Asset Re-Allocation Program, you must complete the “Asset Re-Allocation Program” section of the Account Application or contact the Transfer Agent in writing.  This program allows direct shareholders to assign their account to a pre-defined model based on their risk/return objectives.  The model allocations automatically rebalance on a quarterly basis.  Your investments will be allocated and rebalanced on a quarterly basis between funds according to your investment goals.  The Fund may terminate or modify this privilege at any time.  You may change or terminate your participation in the program at any time by notifying the Transfer Agent by telephone or in writing.  Exercising the re-allocation privilege could consist of two transactions:  a sale of shares in one Fund and the purchase of shares in another.  As a result, there may be tax consequences of the re-allocation.  A shareholder could realize short- or long-term capital gains or losses.

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Selling (Redeeming) Fund Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Fund or with your Financial Intermediary.  You may redeem part or all of your Fund shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail

You may redeem your shares by simply sending a written request to the Transfer Agent at the address listed below.  Please provide the name of the Fund, your account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include signature guarantees, if applicable.  (Please see “Account and Transaction Policies” below).   Redemption requests will not become effective until all documents have been received in good form by the Fund.  The Fund may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary or a surviving joint owner.  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to:

Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.

By Telephone or Wire

You may redeem Fund shares by telephone or wire by completing the “Account Features” portion of the Account Application.  You may also request telephone redemption privileges after your account is opened by sending a written request to the Transfer Agent .  Your request may also require a signature guarantee. If you have a retirement account, you may not redeem shares by telephone.   During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.    If you are unable to contact the Fund by telephone, you may make your redemption request in writing.   Once a telephone transaction has been placed, it cannot be canceled or modified.

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You may redeem up to $100,000 in shares by calling the Transfer Agent at (866) 455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer through the ACH network to your pre-designated bank account. The minimum amount that may be wired is $1,000.  Wire charges, if any, will be deducted from your redemption proceeds on a complete or share certain redemption.  In the case of a partial or dollar certain redemption, the wire fee will be deducted from the remaining account balance.  There is no charge to have redemption proceeds sent via ACH; however, credit may not be available for 2-3 days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.  If you wish to redeem shares within 30 days of an address change, you should submit a written request to the Transfer Agent with your signature(s) guaranteed.

Prior to executing instructions received to redeem shares by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone transaction request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized requests. The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Through a Financial Intermediary

You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Plan

You may redeem shares of the Fund through a Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  You may establish a SWP on any account and in any amount you choose.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

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Redemption Fee and Market Timing

The Fund expects that some portion of its assets will come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies.  These strategies often call for frequent trading to take advantage of anticipated changes in market conditions.  Because the Fund fully discloses its portfolio holdings monthly, it could be subject to such trading activity, especially when substantially invested in international or certain fixed-income funds.  As the Fund does not invest in individual securities, the Fund believes that there is little likelihood of a material impact to its shareholders as a result of frequent trading.  The Fund, therefore, does not generally see a need to restrict the frequency of purchases and redemptions and the Board has approved this policy.  However, shareholders controlling greater than 5% of assets in the Fund will be restricted to no more than four “round trips” through the Fund during any 12 month period.  A round trip is an exchange or redemption out of the Fund followed by an exchange or purchase back into the same Fund.  The Fund will look at both individual account holders as well as groups of accounts that are traded by a single entity (e.g. registered investment advisors) when determining which shareholders control greater than 5% of the Fund.  With respect to omnibus accounts, the Fund will “look through” to the underlying shareholders when determining the 5% threshold.  The Fund will notify shareholders who, in their determination, have exceeded the 5% threshold.

The risks associated with market timing activity and high portfolio turnover may have a negative impact on long-term investors.  Short-term investors who engage in frequent purchases and redemptions can create some transaction costs that are borne by all shareholders.  Frequent trading could increase the rate of the Fund’s portfolio turnover.  The tax effects (and some trading costs) associated with portfolio turnover may adversely affect the Fund’s performance.  In addition, large movements of assets into and out of the Fund may negatively impact the Fund’s ability to achieve its investment objective or its desired level of operating expenses.  For these reasons, the Fund assesses a 2.00% redemption fee on redemptions or exchanges of shares held for less than 30 days.  The Fund will use the first-in, first-out (“FIFO”) method to determine the 30 day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 30 days, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a 30 day period from the date of purchase.  The fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders.  This fee does not apply to (i) shares purchased through reinvested dividends or capital gains; (ii) Fund redemptions under the Fund’s SWP; (iii) the redemption of shares previously purchased under an AIP; or (iv) the involuntary redemption of low balance accounts.  The Fund reserves the right to change the terms and amount of this fee upon at least a 60-day notice to shareholders.  Also, the redemption fee will not apply to the redemption of shares through automated rebalancing associated with the Fund’s Asset Re-Allocation program.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for less than 30 days, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  These may include, but are not limited to, 401(k) and other employer-sponsored retirement plans (excluding IRA and other 1-person plans).  While the Fund has entered into information sharing agreements with such Financial Intermediaries which contractually requires such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information from the Financial Intermediary as to the applicable redemption fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.  The redemption fee also will be applied to exchanges between other FundX Funds if the shares are purchased and held for less than 30 days.

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Please bear in mind that the Fund is not in a position to monitor all trading behavior and does not feel that adding the costs of establishing such a process would benefit Fund shareholders.  However, the Fund may track the behavior of any shareholders that appear, in the Advisor’s opinion, to disrupt the management of the Fund. In addition to the establishment of a redemption fee, to help protect the interests of long-term investors and reward them for their commitment to the Fund’s strategies, the Fund may close any shareholder account to new purchases when, in the opinion of the Advisor, in its sole discretion, the trading activity is disruptive to the management of the Fund.  The Fund reserves the right, in their sole discretion to identify trading activity as disruptive or abusive.  At all times, the Fund will act on behalf of the best interest of its long-term shareholders.

Account and Transaction Policies

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date.

Low Balance Accounts
The Fund may redeem the shares in your account if the value of your account is less than $2,500 as a result of redemptions you have made.  This does not apply to IRAs or other retirement plans, or Uniform Gifts or Transfers to Minors Act accounts.  You will be notified that the value of your account is less than $2,500 before the Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.  The Fund will not sell your shares if your account value falls as a result of market fluctuations.

Redemption “In-Kind”
The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  The Fund does not expect to do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.   A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Signature Guarantees
A signature guarantee may be required for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $100,000;

•	If a change of address request has been received by the Transfer Agent within the last 30 days;

•	If ownership is changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	For written requests to wire redemption proceeds (if not previously authorized on the account); and

•	When establishing or modifying certain services on an account.

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In addition to the situations described above, the Fund and /or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.  Signatures guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

How to Exchange Fund Shares

Shareholders of record, including Financial Intermediaries, may exchange shares of the Fund for shares of another FundX Fund on any business day by contacting the Transfer Agent directly.  This exchange privilege may be changed or canceled by the Fund at any time upon a 60-day written notice to its shareholders.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another.   Redemption fees may apply.   As a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV.

You may also exchange shares of any or all of an investment in the Fund for Class A shares of the First American Prime Obligations Fund (the “First American Fund”).  This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions.  Before exchanging into the First American Fund, you should read its prospectus.  To obtain the First American Fund’s prospectus and the necessary exchange authorization forms, call the Transfer Agent .  This exchange privilege does not constitute an offering or recommendation on the part of the Fund or the Advisor of an investment in the First American Fund.

You may exchange your shares by notifying the Transfer Agent by telephone or in writing.  Exchanges may be made in amounts of $1,000 or more and are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise.  You should give your account number and the number of shares or dollar amount to be exchanged.  The letter should be signed by all of the shareholders whose names appear on the account registration.  You may also exchange Fund shares by calling the Transfer Agent at (866) 455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time, on any day the NYSE is open for regular trading.  If you are exchanging shares by telephone, you will be subject to certain identification procedures that are listed under the “Selling (Redeeming) Fund Shares” section.

Service Fees and Other Third Party Payments

The Fund may pay service fees to Financial Intermediaries, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finders fees that vary depending on the Fund and the dollar amount of the shares sold.

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Distributions and Taxes

Dividends and Distributions

The Fund will make distributions of ordinary dividends and capital gain dividends, if any, at least annually, typically in January. The Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive ordinary dividends in cash, while reinvesting capital gain dividends in additional Fund shares; or (2) receive all distributions in cash.  In addition, if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions.  If you wish to change your distribution option, write to the Transfer Agent sufficiently in advance of the payment date of the distribution.

Taxes

The Fund intends to make distributions of ordinary dividends and capital gain dividends.  In general, unless your investment is through a qualified retirement plan, Fund distributions of ordinary dividends are taxable to you as ordinary income, and Fund distributions of capital gain dividends are taxable to you as long-term capital gains, regardless of the length of time you have held your shares.  A portion of the ordinary dividends paid to you by the Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates for individual shareholders or for the dividends-received deduction for corporate shareholders, provided certain requirements are met.   You will be taxed in the same manner whether you receive your ordinary dividends and capital gain dividends in cash or reinvest them in additional Fund shares.

Ordinary dividends generally consist of the Fund’s investment company taxable income (which includes, among other items, the Fund’s income derived from dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses), and capital gain dividends generally consist of the Fund’s net capital gain (which is the excess of net long-term capital gains over net short-term capital losses).

The sale of assets by the Fund, such as the sale of Underlying Upgrader Funds pursuant to the Tactical Model, may result in the realization of taxable gain or loss by the Fund.  The amount of such gain or loss will depend on the difference between the Fund’s adjusted tax basis for the assets being sold and the amount realized from the sale.  Such gain or loss will generally be long-term capital gain or loss if the Fund held the assets for more than one year prior to their sale, and short-term capital gain or loss if the Fund held the assets for one year or less prior to their sale.  High portfolio turnover thus could result in: (1) increased net short-term capital gain realized by the Fund and distributed to you as ordinary dividends; and (2) increased net long-term capital gain realized by the Fund and distributed to you as capital gain dividends.  As described above, the actual impact of high portfolio turnover will depend on specific facts related to the value of the Fund’s assets, the Fund’s adjusted tax basis for such assets when they are sold, and the length of time that the Fund held such assets before they were sold.

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Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in October, November or December, but paid in January are taxable as if they were paid in December.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you exchange or sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Fund.

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Financial Highlights

These tables show the Fund’s financial performance for the fiscal periods shown.  Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information was audited by Tait, Weller & Baker LLP, the Fund’s Independent Registered Public Accounting Firm.  Their report and the Fund’s financial statements are included in the Fund’s most recent Annual Report to shareholders.

FundX Tactical Upgrader Fund
Financial Highlights For a capital share outstanding throughout the period
Period Ended October 31, 2008*
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment loss(1)	0.00(1)
Net realized and unrealized gain on investments	(7.48)

Total from investment operations	(7.48)
Paid-in capital from redemption fees	0.00(1)
Net asset value, end of period	$17.52
Total return	(29.92)%^

Ratios/Supplemental Data:
Net assets, end of period (millions)	$80.6
Ratio of expenses to average net assets	1.24%+
Ratio of net investment income to average net assets	0.01%+
Portfolio turnover rate	204%^

*	Fund commenced operations February 29, 2008.
(1)	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

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Privacy Notice

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms,
•	Information you give us orally, and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

This page is not a part of the Prospectus.

FundX Tactical Upgrader Fund

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”): The SAI of the Fund provides more detailed information about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus.  It is legally a part of the Prospectus.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-Annual Reports to shareholders.  In the Fund’s Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You can obtain free copies of these documents, request other information, or make general inquiries about the Fund by contacting the Fund at:

FundX Tactical Upgrader Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: (866) 455-FUND [3863]
[www.upgraderfunds.com]

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission, 100 F Street, N.E. Washington, D.C. 20549-0102.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder Reports and other information about the Fund are also available:

·	Free of charge from the Fund’s website at www.upgraderfunds.com; or

·	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.; or

·	For a fee, by writing to the Public Reference Room of the SEC , Washington, DC 20549-0 213 ; or

·	For a fee, by email request at www.publicinfo@sec.gov.

(1940 Act File Number 811-05037)

STATEMENT OF ADDITIONAL INFORMATION

February 28, 200 9

FundX Tactical Upgrader Fund

235 Montgomery Street, Suite 1049
San Francisco, California 94104
(415) 986-7979

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated February 28, 200 9 , as may be revised, of the FundX Tactical Upgrader Fund (the “Tactical Fund” or “Fund”), advised by DAL Investment Company, LLC (the “Advisor”), series of Professionally Managed Portfolios (the “Trust”).  A copy of the Fund’s Prospectus is available by calling the number listed above or (866) 455-FUND [3863] or on the Fund’s website at www.upgraderfunds.com .

The Fund’s most recent Annual Report to shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Fund’s Annual Report dated October 31, 2008 as filed with the Securities and Exchange Commission (“SEC”).

THE TRUST	3
INVESTMENT POLICIES AND RISKS	3
Other Investment Companies	4
Equity Securities	5
Fixed-Income Securities	6
Foreign Investments and Currencies	7
Leverage through Borrowing	8
Fund Borrowing	9
When-Issued Securities	9
Options and Futures	9
Swap Contracts	12
Securities Lending	14
Short Sales	15
Short-Term Investments	15
INVESTMENT RESTRICTIONS	17
PORTFOLIO TURNOVER	19
PORTFOLIO HOLDINGS INFORMATION	19
TRUSTEES AND EXECUTIVE OFFICERS	20
PROXY VOTING POLICIES AND PROCEDURES	24
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP	25
THE FUND’S INVESTMENT ADVISOR	25
SERVICE PROVIDERS	27
Administrator, Transfer Agent and Fund Accountant	27
Independent Registered Public Accounting Firm and Legal Counsel	28
EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE	28
CAPITAL STOCK	29
DETERMINATION OF SHARE PRICE	30
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	30
DISTRIBUTIONS AND TAX INFORMATION	32
THE FUND’S DISTRIBUTOR	35
MARKETING AND SUPPORT PAYMENTS	35
FINANCIAL STATEMENTS	36
APPENDIX A	37
APPENDIX B	39

THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the SEC as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time-to-time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The SEC is not involved in the supervision or management of the Fund.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of the Fund’s investment policies and risks as set forth in its Prospectus.  The Fund’s principal investment strategies are discussed in the Prospectus.  The Fund seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds and exchange-traded funds (“ETFs”) (“Upgrading Underlying Funds”).  The Upgrading Underlying Funds may use the techniques described below or other techniques not declared herein.  There can be no guarantee that the Fund’s objective will be attained.

The Fund is diversified (see fundamental investment restriction 7 under “Fundamental Investment Restrictions” in this SAI).  Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.

Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security, either directly or via the Upgrading Underlying Funds in which the Fund invests, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Other Investment Companies
The Fund pursues its investment objective by investing in shares of other open-end investment companies.   As a shareholder of another investment company, the Fund bears, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.   The Fund currently intends to limit its investments in Upgrading Underlying Funds in accordance with the Investment Company Act of 1940, as amended, (the “1940 Act”). This prohibition may prevent the Fund from allocating its investment in the manner the Advisor considers optimal.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies.  The acquisition of shares by the Fund in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by an exemptive order obtained by the other registered investment companies that permits the Fund to invest in the other registered investment companies beyond the limits of section 12(d)(1), subject to certain terms and conditions, including that the Fund enters into an agreement with the other registered investment companies regarding the terms of the investment.

Exchange-Traded Funds
The Fund may also invest in ETFs.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange and seek to replicate the performance, before fees and expenses, of an underlying index of securities.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV.   Investors in the Fund should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Through its investment in shares of the Upgrading Underlying Funds, the Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Equity Securities
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Fund may invest.   The effects of the sub-prime mortgage crisis that began to unfold in 2007 continue to manifest in nearly all the sub-divisions of the financial services industry.  Sub-prime mortgage related losses and write down among investment banks and similar institutions reached significant levels in 2008.  The impact of these losses among traditional banks, investment banks, broker/dealers and insurers has forced a number of large such institutions into either liquidation or combination, while drastically increasing the volatility of their stocks prices.  In some cases, the U.S. government has acted to bail out select institutions, such as insurers, however the risks associated with investment in stocks and securities of such insurers has nonetheless increased substantially.

Congress has recently passed legislation to provide the U.S. Department of the Treasury with the authority to issue up to $700 billion of Treasury securities to finance the purchase of troubled assets from financial institutions.  There can be no assurance that this legislation will cause the risks associated with investment in the stock market in general or in financial services company stocks to decrease.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the equity securities in an Upgrading Underlying Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Fund invests in the equity securities of small or mid-sized companies, directly or through its investments in Upgrading Underlying Funds, it will be exposed to the risks of smaller sized companies. Small and mid-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, or services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Common Stock
C ommon stock s represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock
Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond , but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities and Warrants
Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

An Upgrading Underlying Fund may invest in warrants.  A warrant gives the holder the right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed exercise price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach the exercise price (in which event the Upgrading Underlying Fund will not exercise the warrant and will lose its entire investment therein).

Fixed-Income Securities
Through its investment in shares of the Upgrading Underlying Funds, the Fund may invest in fixed-income securities which include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.  Fixed-income securities that will be eligible for purchase by the Fund include investment grade and high-yield corporate debt securities.  Investment grade securities are those rated BBB or better by Standard & Poor’s® (“S&P®”) Ratings Group or Baa or better by Moody’s Investors Services©, Inc. (“Moody’s”) or their equivalent.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  High-yield securities, or “junk bonds,” are rated less than investment grade.

High-yield debt securities generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit an Upgrading Underlying Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Ratings of debt securities represent the rating agencies’ opinions regarding the securities’ quality, but are not a guarantee of quality and may be reduced after an Upgrading Underlying Fund has acquired the security.  If a security’s rating is reduced while it is held by an Upgrading Underlying Fund, the Upgrading Underlying Fund’s investment advisor will consider whether the Upgrading Underlying Fund should continue to hold the security, but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events.  As a result, an issuer’s current financial conditions may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

Foreign Investments and Currencies
Through its investment in shares of the Upgrading Underlying Funds, the Fund may invest in the securities of foreign issuers (“foreign securities”), including in sponsored and unsponsored American Depositary Receipts (“ADRs”).

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less governmental supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and an Upgrading Underlying Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures); possible foreign withholding taxes on dividends and interest payable to an Upgrading Underlying Fund; possible taxes on trading profits; and inflation, interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in emerging markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and, even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede an Upgrading Underlying Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with an Upgrading Underlying Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

From time to time, an Upgrading Underlying Fund may invest a significant portion of its assets in the securities of a single country or region.  Substantial investment in a single country or region will subject an Upgrading Underlying Fund, to a greater extent, to the risks associated with investments in that region or country.  An Upgrading Underlying Fund will also be subject to the risks that its return will be more dependent on the economic performance of that country or region than a fund that is not so concentrated.

Dividends and interest payable on an Upgrading Underlying Fund’s foreign securities may be subject to foreign withholding tax.  An Upgrading Underlying Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to an Upgrading Underlying Fund of investing in those countries that impose these taxes.   Based on the Fund’s principal investment strategy, it is not expected that such taxes will be offset by credits or deductions available to shareholders in the Fund under U.S. tax law .    Thus, it is expected that such taxes will reduce the net return to the Fund’s shareholders.

To the extent an Upgrading Underlying Fund invests in securities denominated in foreign currencies, the Upgrading Underlying Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Upgrading Underlying Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting an Upgrading Underlying Fund to the risk of fluctuating currency exchange rates pending settlement.

Upgrading Underlying Funds may invest in ADRs.  ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers.  Although the underlying securities are denominated in a foreign currency, ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.  ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market.  Investments in ADRs involve risks similar to direct investment in the underlying foreign security.  Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation.  Available information about the issuer of the unsponsored ADR may not be current or as readily available as for sponsored ADRs and therefore the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.

Leverage through Borrowing
The Upgrading Underlying Funds may borrow money for leveraging or other purposes.  Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations.  Since substantially all of an Upgrading Underlying Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Upgrading Underlying Fund’s agreement with its lender, the net asset value (“NAV”) per share of the Upgrading Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Upgrading Underlying Fund did not borrow funds.  Leveraging will also create interest expenses for an Upgrading Underlying Fund which can exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest an Upgrading Underlying Fund will have to pay, such fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of an Upgrading Underlying Fund will be less than if leveraging were not used and, therefore, the amount available for distribution to stockholders as dividends will be reduced.

In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, an Upgrading Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Fund Borrowing
The Fund is authorized to borrow money from time-to-time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund’s total assets at the time of such borrowings.  The Fund will not borrow for investment purposes.  When borrowing, the Fund will be subject to risks similar to those listed above in the section “Leverage Through Borrowing.”

When-Issued Securities
An Upgrading Underlying Fund may from time-to-time purchase securities on a “when-issued” basis.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.  Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Upgrading Underlying Fund to the issuer and no interest accrues to the Upgrading Underlying Fund.  To the extent that assets of the Upgrading Underlying Fund are held in cash pending the settlement of a purchase of securities, the Upgrading Underlying Fund would earn no income.  At the time an Upgrading Underlying Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV. The market value of the when-issued securities may be more or less than the purchase price.  The Advisor does not believe that an Upgrading Underlying Fund’s NAV or income will be adversely affected by the purchase of securities on a when-issued basis.  Upgrading Underlying Funds normally segregate liquid assets equal in value to commitments for when-issued securities, which reduces, but does not eliminate, leverage because the Upgrading Underlying Fund will be able to make use of those segregated assets until settlement occurs.

Options and Futures
Upgrading Underlying Funds may invest in options on equities, debt and stock indices (collectively, “options”). Upgrading Underlying Funds may also invest in futures contracts and options on futures contracts (collectively, “futures”). Upgrading Underlying Funds may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of its position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.

The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission.  In addition, an Upgrading Underlying Fund’s ability to use Financial Instruments will be limited by tax considerations.

The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:

(1)           Successful use of most Financial Instruments depends upon the investment advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by an investment advisor may still not result in a successful transaction. The investment advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements will take place which, thus, may result in the strategy being unsuccessful.

(2)           Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)           As described below, an Upgrading Underlying Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If an Upgrading Underlying Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Upgrading Underlying Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that an Upgrading Underlying Fund sell a portfolio security at a disadvantageous time.  An Upgrading Underlying Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to an Upgrading Underlying Fund.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of an Upgrading Underlying Fund’s assets to cover or hold in accounts could impede portfolio management or the Upgrading Underlying Fund’s ability to meet redemption requests or other current obligations.

(4)           Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by an Upgrading Underlying Fund on options transactions.

Options on Securities and Securities Indices
Upgrading Underlying Funds normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated.  The purchase of a call option would entitle an Upgrading Underlying Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.  Upgrading Underlying Funds normally purchase put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated.  The purchase of a put option would entitle an Upgrading Underlying Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.

Upgrading Underlying Funds may purchase and sell options traded on U.S. and foreign exchanges.  Although Upgrading Underlying Funds will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  For some options, no secondary market on an exchange may exist.  In such event, it might not be possible to effect closing transactions in particular options, with the result that an Upgrading Underlying Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) the imposition of trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance of option trading (or of a particular class or series of options) in the future by one or more exchanges for economic or other reasons, in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Upgrading Underlying Funds may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest.  A covered call option involves an Upgrading Underlying Fund giving another party, in return for a premium, the right to buy specified securities owned by the Upgrading Underlying Fund at a specified future date and price set at the time of the contract.  A covered call option serves as a partial hedge against a price decline of the underlying security.  However, by writing a covered call option, an Upgrading Underlying Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security.  In addition, an Upgrading Underlying Fund’s ability to sell the underlying security is limited while the option is in effect unless the Upgrading Underlying Fund effects a closing purchase transaction.

Upgrading Underlying Funds may also write covered put options that give the holder of the option the right to sell the underlying security to an Upgrading Underlying Fund at the stated exercise price.  An Upgrading Underlying Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise.  In order to “cover” put options it has written, an Upgrading Underlying Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of an Upgrading Underlying Fund’s option orders.

Futures and Options on Futures
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month).  If an offsetting purchase price is less than the original sale price, an Upgrading Underlying Fund realizes a capital gain; if it is more, the Upgrading Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, an Upgrading Underlying Fund realizes a capital gain; if it is less, the Upgrading Underlying Fund realizes a capital loss.  The transaction costs must also be included in these calculations.  Upgrading Underlying Funds may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

In order to avoid leveraging and related risks, when an Upgrading Underlying Fund invests in futures contracts, the Upgrading Underlying Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

There are risks associated with these activities, including the following:  (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts and options on futures.

Upgrading Underlying Funds may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices.  Some strategies reduce an Upgrading Underlying Fund’s exposure to price fluctuations, while others tend to increase market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Upgrading Underlying Fund’s return.  No price is paid upon entering into futures contracts.  Instead, an Upgrading Underlying Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.”  Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked to market”).  The margin is in the nature of performance bond or good-faith deposit on a futures contract.  Futures and options on futures are taxable instruments.

Swap Contracts
Types of Swaps
Swaps are a specific type of over-the-counter (“OTC”) derivative involving privately negotiated agreements with a trading counter-party.  An Upgrading Underlying Fund may use (i) long equity swap contracts – where the Upgrading Underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) short equity swap contracts – where the Upgrading Underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and (iii) contracts for differences – equity swaps that contain both a long and short equity component.

Uses
An Upgrading Underlying Fund may use swaps for (i) traditional hedging purposes – short equity swap contracts used to hedge against an equity risk already present in the Upgrading Underlying Fund; (ii) anticipatory purchase hedging purposes – where an Upgrading Underlying Fund anticipates significant cash purchase transactions and enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes – where an Upgrading Underlying Fund expects significant demand for redemptions; (iv) direct investment – where an Upgrading Underlying Fund purchases (particularly long equity swap contracts) in place of investing directly in securities; and (v) risk management – where an Upgrading Underlying Fund uses equity swap contracts to adjust the weight of an Underlying Fund to a level the Upgrading Underlying Fund’s investment advisor feels is the optimal exposure to individual markets, sectors and equities.

Limitations on Use
There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirements of an Upgrading Underlying Fund.

Risks Related to Swaps
Swaps may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indices.  An Upgrading Underlying Fund can use swaps for many purposes, including hedging and investment gain.  An Upgrading Underlying Fund may also use swaps as a way to efficiently adjust its exposure to various securities, markets and currencies without having to actually sell current assets and purchase different ones.  The use of swaps involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments.  An Upgrading Underlying Fund’s investment advisor may also fail to use swaps effectively. For example, such investment advisor may choose to hedge or not to hedge at inopportune times which may adversely affect an Upgrading Underlying Fund’s performance.

Swaps are subject to a number of risks.  Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that the swap contract will be improperly valued.  Valuation, although based on current market pricing data, is typically done by the counter-party to the swap contract.  If the counter-party to a swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, an Upgrading Underlying Fund could lose money on its investment.

Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track.  Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that an Upgrading Underlying Fund may be prevented from selling particular securities at the price at which it values them.  An Upgrading Underlying Fund is subject to liquidity risk, particularly with respect to the use of swaps.  Also, suitable swaps transactions may not be available in all circumstances, and there can be no assurance that an Upgrading Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Illiquid Securities
Typically, an Upgrading Underlying Fund may invest up to 15% of its net assets in securities that are illiquid.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.

The Investment Company Act of 1940 provides that an Upgrading Underlying Fund, whose shares are purchased by the Fund, is obliged to redeem shares held by the Fund only in an amount up to 1% of the Upgrading Underlying Fund’s outstanding securities during any period of less than 30 days (unless the SEC has issued other exemptive relief). Thus, shares of an Upgrading Underlying Fund held by the Fund in excess of 1% of the Upgrading Underlying Fund’s outstanding securities may be considered not readily marketable securities that together with other such securities, may not exceed 15% of the Fund’s net assets.  However, because the Fund has elected to reserve the right to pay redemption requests by a distribution of securities from the Fund’s portfolio, instead of in cash, these holdings may be treated as liquid.  In some cases, an Upgrading Underlying Fund may make a redemption payment to the Fund by distributing securities from its portfolio instead of cash.  Thus, it is possible that such Fund could hold securities distributed by an Upgrading Underlying Fund until such time as the Advisor determines it is appropriate to dispose of such securities.  Disposing of such securities could cause the Fund to incur additional costs.

Restricted Securities
An Upgrading Underlying Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” an Upgrading Underlying Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  An Upgrading Underlying Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  An Upgrading Underlying Fund’s investment advisor will determine and monitor the liquidity of Rule 144A securities and 4(2) Paper.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Upgrading Underlying Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Upgrading Underlying Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Securities Lending
An Upgrading Underlying Fund may lend its portfolio securities in order to generate additional income.  Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities.  Generally, an Upgrading Underlying Fund may lend portfolio securities to securities broker-dealers or financial institutions if:  (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Upgrading Underlying Fund at any time; (3) the Upgrading Underlying Fund receives reasonable interest or fee payments on the loan, as well as dividends, interest, or other distributions on the loaned securities; (4) the Upgrading Underlying Fund is able to exercise all voting rights with respect to the loaned securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Upgrading Underlying Fund’s assets.

Short Sales
An Upgrading Underlying Fund may seek to hedge investments or realize additional gains through short sales.  In a short sale, the Upgrading Underlying Fund sells a security it does not own, in anticipation of a decline in the market value of the security.  To complete the transaction, an Underlying Fund must borrow the security to make delivery to the buyer.  The Upgrading Underlying Fund is then obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by an Upgrading Underlying Fund.  An Upgrading Underlying Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Upgrading Underlying Fund replaces the borrowed security.  An Upgrading Underlying Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Upgrading Underlying Fund may be required to pay in connection with the short sale.

Typically an Upgrading Underlying Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

Short-Term Investments
The Fund and Upgrading Underlying Funds may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits
The Fund and Upgrading Underlying Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions, which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objective and policies stated above and in its prospectus, the Fund and Upgrading Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes
The Fund and Upgrading Underlying Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix B.

Money Market Mutual Funds
The Fund and Upgrading Underlying Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure.  Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments, which generally mature within 397 days from the date of purchase.

Repurchase Agreements
The Fund and Upgrading Underlying Funds may enter into repurchase agreements in order to earn income on available cash or as a defensive investment in which the purchaser (e.g., the Fund) acquires ownership of a U.S. government security (which may be of any maturity), and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund or an Upgrading Underlying Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, a Fund or an Upgrading Underlying Fund could experience both delays in liquidating the underlying security and losses in value.  However, each Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most credit-worthy registered securities dealers, with all such transactions governed by procedures adopted by the Advisor.  The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions.

If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund or an Upgrading Underlying Fund will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund or an Upgrading Underlying Fund might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase agreements involve certain risks, such as default by or insolvency of the other party to the agreement.  A Fund or an Upgrading Underlying Fund’s right to liquidate its collateral in the event of a default could involve certain costs, losses or delays.  To the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, a Fund or an Upgrading Underlying Fund could suffer a loss.

Tactical Model
The Advisor uses a “Tactical Model” to evaluate prevailing market conditions. The Advisor believes that long-term investors generally benefit from being fully invested in the market, but sometimes certain measurable conditions exist that justify having reduced market exposure.  The Advisor uses models that measure market conditions based on a variety of factors including sentiment, trends, momentum, valuations, monetary influences, and other variables that combined, create a broad measure of the current stock market environment. This broad measure is scored and the Advisor uses this score to determine when an investor would historically have been rewarded for making tactical shifts between being fully invested and hedged.  The Advisor refers to these shifts as “tactical” and the entire model as its “Tactical Model”.

INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Trust on behalf of the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act.  These investments restrictions do not apply to the Upgrading Underlying Funds.  The Fund may not:

1.           Make loans to others, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

2.           (a) Purchase securities on margin, borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.  Initial or variation for futures contracts will be deemed to be pledges of the Fund’s assets

3.           Act as an underwriter of securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 as amended, in disposing of a portfolio security.

4.           Purchase commodities or commodity contracts (other than futures contracts).

5.           Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent the Fund from investing in securities or other instruments back by real estate or securities issued by an company engaged in the real estate business.

6.           Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries (other than investment companies).  This restriction does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities.

7.           With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.   The Fund may not:

1.           Invest in any issuer for purposes of exercising control or management.

2.           Hold, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

3.           With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

4.           The Fund will not invest in any Upgrading Underlying Fund if, as a result of such investment, the securities held by the Upgrading Underlying Fund and the securities held by all other Upgrading Underlying Funds in the Fund’s portfolio, would cause the Fund to become concentrated (more 25% of its net assets) in any one industry or group of industries.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transactions costs and may result in a greater number of taxable transactions.  See “Execution of Portfolio Transactions and Brokerage.”

For the fiscal period ended October 31, the Fund had the following portfolio turnover rate:

FundX Tactical Upgrader Fund
2008
Portfolio Turnover Rate	204%(1)
(1)	Since the Fund is new and has less than one year of operations, the Fund has experienced significant portfolio turnover.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund.  The policy was developed in consultation with the Advisor and has been adopted by the Advisor.  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, principal underwriter or any other affiliated person of the Fund.  After due consideration, the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the policy including, mutual fund rating or statistical agencies or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund.  Pursuant to this policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in it sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, the Fund discloses its complete portfolio holdings on the Fund’s website at www.upgraderfunds.com under the hotlink of the Fund’s ticker symbol within five business days of each month-end.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time such information is filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination as to how to resolve such conflict in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed including, a duty not to trade on non-public information:  fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third-parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, the Fund, or any other party enter into any arrangement to receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There is no assurance that the Fund’s policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

From time to time, the Advisor may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  Shareholders can access the Fund’s website at www.upgraderfunds.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

Because the Fund makes investments in Upgrading Underlying Funds, (which are themselves generally required to have portfolio holdings disclosure policies and procedures), but does not maintain criteria for determining whether the Upgrading Underlying Funds have adequate policies in place with respect to disclosure of portfolio holdings, the performance of the Upgrading Underlying Funds, and therefore the Fund, may be affected by the improper use or control of portfolio holdings information by the Upgrading Underlying Funds.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for overall management, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupation for the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment advis e r and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	8	Trustee; Allegiant Funds.
Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	8	The Dana Foundation; The University of Virginia Law School Foundation.
Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	8	None.
Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	8	Independent Trustee, The Managers Funds; Trustee, Managers AMG Funds; Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term Since August 2002. Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Senior Vice President, U.S. Bancorp Fund Services, LLC, since July 2001.	Not Applicable	Not Applicable.
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since August 2002.
Senior Vice President, USBFS since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).

				Not Applicable	Not Applicable.
Elaine E. Richards (born 1968) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.
Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007 ; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007); formerly, Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (1998-2004).

				Not Applicable	Not Applicable
(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies to the Fund and the FundX Stock Upgrader Fund, FundX ETF Upgrader Fund, FundX ETF Aggressive Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund (collectively referred to as the “Related Series”).  Except for the Related Series, the Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Trust Committees
The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations for consideration by shareholders should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee did not meet during the Fund’s last fiscal year with respect to the Fund.

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of a Fund’s pricing and financial reporting. The Audit Committee met once during the Fund’s last fiscal year with respect to the Fund.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.   The QLCC did not meet during the Fund’s last fiscal year with respect to the Fund.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer or an Assistant Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.   The Valuation Committee met three times during the Fund’s last fiscal year with respect to the Fund.

Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 200 8 .

Name	Dollar Range of FundX Tactical Upgrader Fund Shares	Dollar Range of the Fund and its Related Series	Aggregate Dollar Range of Fund Shares in the Trust
Dorothy A. Berry	None	$10,001-$50,000	$10,001 - $50,000
Wallace L. Cook	None	$1 - $10,000	$10,001 - $50,000
Carl A. Froebel	None	None	$10,001 - $50,000
Steven J. Paggioli	None	$1 - $10,000	$50,001 - $100,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Fund’s principal underwriter or any of its affiliates.

Compensation
Independent Trustees each receive an annual retainer of $40,000 allocated among each of the various portfolios comprising the Trust. The Chairman of the Board receives an additional annual retainer of $8,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation received by the following Independent Trustees from the Tactical Fund for the fiscal year ended October 31, 2008.

Name of Person/Position	FundX Tactical Upgrader Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	$ 2,068	None	None	$ 25,061
Wallace L. Cook, Trustee	$ 1,771	None	None	$ 21,478
Carl A. Froebel, Trustee	$ 1,771	None	None	$ 21,478
Steve J. Paggioli, Trustee	$ 1,771	None	None	$ 21,478
(1)      There are currently numerous unaffiliated portfolios comprising the Trust.  The term “Fund Complex” applies only to the Fund and its Related Series.  For the fiscal year ended October 31, 2008, Trustees’ fees and expenses in the amount of $ 168, 000 were allocated to the Trust.

The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and the principal underwriter to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Fund which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has also adopted a proxy voting policy (the “Advisor’s Policy”) that underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Fund’s shareholders.  The Advisor’s Policy dictates that its Proxy Committee vote proxies in a manner that will further the economic value of each investment for the expected holding period.  Each vote cast by the Proxy Committee on behalf of a Fund is done on a case-by-case basis, taking into account all relevant factors.  The Proxy Committee does utilize specific voting positions for substantive proxy issues, but these only serve as guidelines and are subject to change upon review.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will resolve such conflict in the best interests of the Fund’s shareholders.  Typically, the Advisor will (1) disclose the conflict and obtain the clients consent before voting; (2) vote in accordance with a pre-determined policy based upon the independent analysis and recommendation of a voting agent; or (c) make other voting arrangements consistent with pursuing the best interests of the Fund’s shareholders.

The Trust is required to file Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Fund will be available without charge, upon request, by calling toll-free (866) 455-FUND [3863] and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a fund or acknowledges the existence of control. As of January 31, 2009, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. As of January 31, 2009, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

FundX Tactical Upgrader Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104-4151	66.41%	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	25.68%	Record

THE FUND’S INVESTMENT ADVISOR

DAL Investment Company, LLC, is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104, and acts as investment advisor to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust.  The Advisor is controlled by Janet Brown.  Ms. Brown is President of the Advisor.

As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based on the Fund’s average daily net assets at an annual rate of 1.00%.   For the fiscal period ended October 31, the Fund paid the following fees to the Advisor:

	Fees Accrued	Fees (Waived)/Recouped	Net Advisory Fee Paid
2008	$663,561	$0	$663,561

After its initial two-year period, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund); and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 1.50% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one year period shown in the Example contained in the Prospectus and may continue for an indefinite period thereafter as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.   Any application or waiver of management fees or payment of the Fund’s expenses by the Advisor will be applied or credited to all shareholders of the Fund on a pro rata basis.

Portfolio Managers
The Fund is managed by an investment committee consisting of Ms. Janet Brown, and Messrs. Jason Browne, Bernard Burke, Martin DeVault and Sean McKeon, whom are all considered “Portfolio Managers”.

The information below represents all of the other accounts managed by the investment committee as of October 31, 200 8 :

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	338	$ 436 Million	0	$0

The Advisor performs investment management services for various clients with investment objectives and strategies substantially similar to the Fund, which may create certain conflicts of interest in connection with the allocation and timing of investment opportunities among the Fund and the Portfolio Managers’ other advised accounts.  The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund.  The Advisor will have no obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that the Advisor, its principals, its affiliates or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

Each Portfolio Manager’s compensation is comprised of a fixed salary plus a bonus. The salaries are set by industry standards and bonuses are based on a combination of the success of the Advisor and the Portfolio Managers’ contribution to the Advisor.  Neither salaries nor bonuses are based on Fund performance or assets. The Portfolio Managers do not receive any deferred compensation, but they do participate in a 401(k) retirement plan, have an ownership interest in the Advisor and receive income distributions based on their percentage ownership in the Advisor.

The following indicates the beneficial ownership of each Portfolio Managers as of October 31, 2008:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, $100,001-$500,000-$500,001- $1,000,000, Over $1,000,000)

Janet Brown	$50,001 - $100,000
Jason Browne	$50,001 - $100,000
Bernard Burke	None
Martin DeVault	$10,001 - $50,000
Sean McKeon	$100,001 - $500,000
.

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Fund.  USBFS provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund Complex a fee based on the aggregate current average daily net assets of 0.10% on assets up to $150 million, 0.05% on assets between $150 million and $350 million, 0.04% on assets between $350 million and $500 million and 0.03% on the remaining balance with a minimum fee of $30,000 for the FundX Upgrader Fund and $15,000 for each remaining series in the Fund Complex.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.  Additionally, the transfer agent provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Fund by the Board of Trustees.

The table below shows the amount of administration fees paid by the Fund to USBFS for the fiscal period ended October 31.

Administration Fee Paid
2008	$31,683

Custodian
U.S. Bank, National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.   The transfer agent , the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York, 10022, serves as legal counsel to the Fund.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the Financial Industry Regulatory Authority ( “FINRA”) and the SEC.

While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) of the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor do they direct securities transactions to brokers in exchange for selling shares of the Fund.  However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

For the fiscal period ended October 31, the Fund paid the following in brokerage commissions:

Brokerage Fees Paid
2008	$104,298

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution.  The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

The assets of the Fund consist primarily of shares of Upgrading Underlying Funds, which are valued at their respective NAVs.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund .

The securities in the Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is primarily traded.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund’s Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
You may purchase shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. If you transmit orders to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

The public offering price of Fund shares is its NAV.  Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares; (ii) to reject purchase orders in whole or in part when, in the judgment of the Advisor, such rejection is in the best interest of the Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities.  Any securities used to buy the Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan
As discussed in the Prospectus, the Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP, an investor should note that the AIP does not protect it against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading. Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than your cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Instructions
As described in the Prospectus, shareholders with telephone privileges established on their account may redeem the Fund’s shares by telephone.  Upon receipt of any instruction or inquiry from any person claiming to be the shareholder, the Fund or its authorized agent may carry out the instruction and/or respond to the inquiry consistent with shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.

The transfer agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine.  If it fails to employ reasonable procedures, the Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, consult the transfer agent .

Redemptions In-Kind
The Trust has filed an election under Rule 18f-1 under the 1940 Act committing to pay, in cash, all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

DISTRIBUTIONS AND TAX INFORMATION

Distributions
The Fund will make distributions of ordinary dividends and capital gain dividends, if any, at least annually, typically in December. The Fund may pay another capital gain dividend consisting of any additional undistributed capital gains earned during the 12-month period ended October 31 by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions to such shareholder for the previous year .

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund has elected to qualify and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions .  It is the Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes.  However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.

To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year,  (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. For purposes of these calendar year distribution requirements, the Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a taxable year are computed by taking into account any capital loss carry-forward for the Fund , applied first against any short-term capital gain in the taxable year such loss carry-forward is utilized .  If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

Ordinary dividends generally consist of the Fund’s investment company taxable income (which includes, among other items, the Fund’s income derived from dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses), and are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the ordinary dividends paid by the Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent derived from domestic or certain foreign corporations, and provided that the Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met .  In the case of corporate shareholders, a portion of the ordinary dividends paid by the Fund may qualify for the corporate dividends-received deduction to the extent derived from domestic corporations, and provided that the Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met .  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.   In addition, dividends that the Fund receives from shares in another regulated investment company (such as many of the underlying mutual funds and ETFs in which the Fund invests) will only be qualifying dividends for such purposes to the extent that such dividends are derived from qualifying sources by such underlying regulated investment company and certain holding period requirements are met.    The portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  In addition, Fund shares must be held by an individual shareholder for at least 61 days in order for a dividend to be treated as a qualified dividend, and Fund shares must be held by a corporate shareholder for at least 46 days, and not be treated as debt-financed assets of such shareholder, in order to be eligible for the dividends received deduction.

Capital gain dividends generally consist of the Fund’s net capital gain (which is the excess of net long-term capital gains  over net short-term capital losses), and are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares.  Capital gain dividends are not eligible for the dividends-received deduction referred to in the previous paragraph.

Distributions of ordinary dividends and capital gain dividends will be taxable to shareholders as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

The sale of assets by the Fund, such as the sale of Underlying Upgrader Funds pursuant to the Tactical Model, may result in the realization of taxable gain or loss by the Fund.  The amount of such gain or loss will depend on the difference between the Fund’s adjusted tax basis for the assets being sold and the amount realized from the sale.  Such gain or loss will generally be long-term capital gain or loss if the Fund held the assets for more than one year prior to their sale, and short-term capital gain or loss if the Fund held the assets for one year or less prior to their sale.  High portfolio turnover thus could result in: (1) increased net short-term capital gain realized by the Fund and distributed to you as ordinary dividends; and (2) increased net long-term capital gain realized by the Fund and distributed to you as capital gain dividends.  As described above, the actual impact of high portfolio turnover will depend on specific facts related to the value of the Fund’s assets, the Fund’s adjusted tax basis for such assets when they are sold, and the length of time that the Fund held such assets before they were sold.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary dividends and capital gain dividends as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of ordinary dividends and capital gain dividends and proceeds from the redemption of Fund shares may be subject to backup withholding currently at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their  correct status under the federal income tax law  or if the IRS notifies the Fund that such backup withholding is required .  If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Fund reserves the right to refuse to open an account for any person failing to certify the person’s taxpayer identification number.

The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes.  Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on Fund distributions .

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder and current administrative rulings and court decisions, all of which are subject to change.  Any such charges could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

THE FUND’S DISTRIBUTOR

Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA .

The Distribution Agreement between the Fund and Quasar continues in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities, and, in either case by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Fund’s Advisor, out of its own resources and without additional cost to the Fund or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund.  Such payments may be divided into categories as follows:

Support Payments
Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between Fund representatives and financial intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

As of December 31, 2008 the Advisor has agreements with three firms to pay such Support Payments, which are structured in three ways:  (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.

Support Payments to these dealers were as follows:

Firm	Dollar Amount
Charles Schwab	$145,140.71
Fidelity	$76,990.50
Ameritrade	$6,685.69

Entertainment, Conferences and Events
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

FINANCIAL STATEMENTS

The Fund’s Annual Report to shareholders for their fiscal year ended October 31, 2008 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX A
CORPORATE BOND RATINGS

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered medium grade obligations, e.g., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal, BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors believes that such payments will be made during such grace period.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

APPENDIX B
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be  evidenced by many of the following characteristics:  leading market positions in well-established  industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed  financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.  However, the  relative degree of safety is not as high as for issues designated “A-1”.

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 23.  Exhibits.

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Professionally Managed Portfolio’s (the “Trust”) Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the SEC on February 18, 2003.

(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.

(d)	(i)
Investment Advisory Agreement dated September 2, 2008 between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Investment Advisory Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(B)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund and DAL Investment Company, LLC, is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)(C)
Investment Advisory Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(vi)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)(B)
Investment Advisory Agreement dated December 7, 2007 between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

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(vii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(viii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(ix)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Amended and Restated Investment Advisory Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xiv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Investment Advisory Agreement dated May 27, 2008 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, and Winslow Management Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

	(xvi)	Investment Advisory Agreement dated ______, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management, Company – to be filed by amendment.

(xvii)
Form of Investment Advisory Agreement dated _______, 2009 between the Trust, on behalf of the Jordan Opportunity Fund, and Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

	(xviii)	Investment Sub-Advisory Agreement dated _______, 2009 between Hellman, Jordan Management Co., Inc. and Windowpane Advisors, L.L.C. on behalf of the Jordan Opportunity Fund – to be filed by amendment.

(e)	(i)
Distribution Agreement dated May 19, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

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(ii)
Distribution Agreement dated November 22, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Quasar Distributors, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Distribution Agreement dated July 5, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007 between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)(C)
Amendment to Exhibit A of the Distribution Agreement dated February 5, 2008, between the Trust on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(v)(A)
Distribution Agreement dated June 1, 2006 between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(v)(B)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(vi)
Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Distribution Agreement dated June 27, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(viii)
Distribution Agreement dated July 7, 2006 between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)(A)
Distribution Agreement dated July 20, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 323 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2008.

(x)(A)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

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(x)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xi)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Distribution Agreement dated February 11, 2008 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

	(xiii)	Distribution Agreement dated _____, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC – to be filed by amendment.

(xiv)
Form of Distribution Agreement dated ______, 2009 between the Trust, on behalf of the Jordan Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(f)		Bonus or Profit Sharing Contracts – None.

(g)	(i)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Addendum to Custodian Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Addendum to Custodian Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iv)
Addendum to Custodian Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)
Addendum to Custodian Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(vi)
Addendum to Custodian Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(vii)
Addendum to Custodian Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(viii)
Addendum to Custodian Agreement on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(ix)
Addendum to Custodian Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

	(x)	Addendum to Custodian Agreement on behalf of the Congress Large Cap Growth Fund – to be filed by amendment.

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(xi)
Form of Amendment to Custodian Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(h)	(i)(A)
Fund Administration Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(B)
Addendum to Administration Servicing Agreement dated July 24, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(C)
Addendum to Administration Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(D)
Addendum to Administration Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(i)(E)
Addendum to Administration Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(F)
Addendum to Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(G)
Addendum to Administration Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(i)(H)
Addendum to Administration Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(i)(I)
Addendum to Administration Servicing Agreement on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

	(i)(J)	Addendum to Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund – to be filed by amendment.

(i)(K)
Form of Amendment to Administration Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ii)(A)
Fund Accounting Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(B)
Addendum to Fund Accounting Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

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(ii)(C)
Addendum to Fund Accounting Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ii)(D)
Addendum to Fund Accounting Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(E)
Addendum to Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(F)
Addendum to Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(G)
Addendum to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(H)
Addendum to Fund Accounting Servicing Agreement on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(ii)(I)	Amendment to Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund – to be filed by amendment.

(ii)(J)
Form of Amendment to Fund Accounting Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(iii)(A)
Transfer Agent Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(B)
Addendum to Transfer Agent Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(C)
Addendum to Transfer Agent Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)(D)
Addendum to Transfer Agent Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(E)
Addendum to Transfer Agent Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iii)(F)
Addendum to Transfer Agent Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(G)
Addendum to Transfer Agent Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

6

(iii)(H)
Addendum to Transfer Agent Agreement on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(iii)(I)	Addendum to Transfer Agent Agreement on behalf of the Congress Large Cap Growth Fund – to be filed by amendment.

(iii)(J)
Form of Amendment to Transfer Agent Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(iv)
Operating Expense Limitation Agreement dated September 2, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(v)
Operating Expense Limitation Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(vi)
Operating Expense Limitation Agreement dated November 15, 2005 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Operating Expense Limitation Agreement dated August 10, 2005 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 226 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 12, 2005.

(viii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(ix)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(x)
Operating Expense Limitation Agreement dated January 31 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(xi)
Operating Expense Limitation Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(xii)
Operating Expense Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from the Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(xiii)
Operating Expense Limitation Agreement dated August 30, 2002 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

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(xiv)
Operating Expense Limitation Agreement dated July 18, 2007 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 298 to the Trust’s Registration Statement on Form N-1a, filed with the SEC on December 13, 2007.

(xv)
Operating Expense Limitation Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xvi)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(xvii)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(xviii)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xix)
Operating Expense Limitation Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xx)
Operating Expense Limitation Agreement dated August 7, 2002 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(xxi)
Operating Expense Limitation Agreement dated August 29, 2008 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, and Winslow Management Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 323 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2008.

	(xxii)	Operating Expense Limitation Agreement dated _____, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company – to be filed by amendment.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated November 30, 2006 by Goodwin Procter LLP for the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Opinion and Consent of Counsel dated December 21, 2005 by Goodwin Procter LLP for the FIMCO Select Fund is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iv)
Opinion and Consent of Counsel dated September 12, 2005 by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

8

(v)
Opinion and Consent of Counsel dated June 24, 2002 by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(vi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker LLP for the FundX Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(vii)
Opinion and Consent of Counsel dated January 31, 2007 by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(viii)
Opinion and Consent of Counsel dated February 21, 2008 by Goodwin Procter LLP for the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ix)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hodges Fund is herein incorporated by reference from the Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(x)
Opinion and Consent of Counsel dated December 18, 2007 by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(xi)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Fund is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xii)
Opinion and Consent of Counsel dated August 21, 2002 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(xiii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xiv)
Opinion and Consent of Counsel dated December 19, 2000 by Paul, Hastings, Janofsky & Walker LLP for Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(xv)
Opinion and Consent of Counsel dated November 23, 2005 by Goodwin Procter LLP for the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xvi)
Opinion and Consent of Counsel dated January 30, 2006 by Goodwin Procter LLP for the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 251 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2006.

(xvii)
Opinion and Consent of Counsel dated September 28, 2004 by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

9

(xviii)
Opinion and Consent of Counsel by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xix)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker for the Villere Balanced Fund is herein incorporated by reference from the Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(xx)(A)
Opinion of Counsel dated May 23, 2008 by Goodwin Procter LLP for the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xx)(B)
Consent of Counsel dated May 27, 2008 by Paul, Hastings, Janofsky & Walker for the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

	(xxi)	Consent of Counsel dated _______, 2009 by Paul, Hastings, Janofsky & Walker for the Congress Large Cap Growth Fund – to be filed by amendment.

	(xxii)	Consent of Counsel dated _______, 2009 by Paul, Hastings, Janofsky & Walker for the Jordan Opportunity Fund – to be filed by amendment.

(j)	(i)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(ii)(A)
Power of Attorney for Dorothy Berry dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(B)
Power of Attorney for Wallace Cook dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(C)
Power of Attorney for Eric Falkeis dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(D)
Power of Attorney for Carl Froebel dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(E)
Power of Attorney for Steve Paggioli dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(F)
Power of Attorney for Robert Slotky dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(k)		Omitted Financial Statements – None.

(l)		Initial Capital Agreements – None.

(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Fund is herein incorporated by reference from the Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(iii)
Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

10

(iv)
Share Marketing Plan pursuant to Rule 12b-1 dated April 7, 1998 by the Trust on behalf of The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)
Rule 12b-1 Distribution Plan by the Trust on behalf of Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(vii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(viii)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund, and Winslow Management Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

	(ix)	Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Congress Large Cap Growth Fund – to be filed by amendment.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008 by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from the Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007 by the Trust on behalf of Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 27, 2008 by the Trust on behalf of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(iv)
Rule 18f-3 Plan dated February 11, 2008 by the Trust on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(o)		Reserved.

(p)	(i)
Code of Ethics for DAL Investment Company, LLC, on behalf of the FundX Stock Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, is herein incorporated by reference from the Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2006.

(ii)
Code of Ethics for Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 319 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2008.

(iv)
Code of Ethics for Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

11

(v)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(vi)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 214 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(vii)
Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(viii)
Code of Ethics for Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2005.

(ix)
Code of Ethics for Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(x)
Code of Ethics for Tygh Capital Management, Inc. (formerly, Tyee Capital Management) is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xi)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(xii)
Code of Ethics for Winslow Management Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(xiii)	Code of Ethics for Congress Asset Management Company – to be filed by amendment.

(xiv)	Code of Ethics for Windowpane Advisors, L.L.C. – to be filed by amendment.

(xv)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 302 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 23, 2008.

Item 24.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

12

Item 26.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter

Quasar Distributors, LLC acts as the Principal Underwriter for the Trust.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies in addition to the Registrant:

Academy Funds Trust	Jacob Internet Fund, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Kensington Funds
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund, LLLP
Alpine Income Trust	Kirr Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Artio Family of Funds	Masters’ Select Funds Trust
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Fund, Inc.
Brazos Mutual Funds	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
Cullen Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Fairholme Funds, Inc.	Primecap Odyssey Funds
First American Funds, Inc.	Prospector Funds, Inc.
First American Investment Funds, Inc.	Purisima Funds
First American Strategy Funds, Inc.	Quaker Investment Trust
Fort Pitt Capital Funds	Rainier Investment Management Mutual Funds
Glenmede Fund, Inc.	Rockland Funds Trust
Glenmede Portfolios	Thompson Plumb Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Underlying Funds Trust
Hennessy Funds Trust	USA Mutuals Funds
Hennessy Funds, Inc.	Wexford Trust
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust

13

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Joe D. Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Susan LaFond	Treasurer	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)            Not applicable.

Item 28.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisers
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, CA 94104
Frontier Investment Management Co. 8401 Central Expressway, Suite 645 Dallas, TX 75225
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, TX 75201
Jurika, Mills & Keifer, LLC 2101 Webster Street, Suite 1550 Oakland, California, 94612
NorthCoast Asset Management, LLC 35 Mason Street, Greenwich, Connecticut 06830

14

Records Relating to:	Are located at:
Osterweis Capital Management, Inc. One Maritime Plaza, Suite 800 San Francisco, CA 94111
Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, CA 94111
Perkins Capital Management, Inc. 730 East Lake Street Wayzata, MN 55391-1769
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, OR 97209
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, OR 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, LA 70130
Windowpane Advisors, L.L.C. 600 West Broadway, Suite 1225 San Diego, California 92101
Winslow Management Company, LLC 99 High Street, 12th Floor Boston, Massachusetts 02110
Registrant’s Investment Sub-Advisers
Hellman, Jordan Management Co., Inc. 125 High Street, Suite 800 Boston, Massachusetts 02110

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

15

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 333 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on February 27, 2009.

Professionally Managed Portfolios

By:  Robert M. Slotky*
Robert M. Slotky
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 333 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	February 27, 2009
Steven J. Paggioli

Dorothy A. Berry*	Trustee	February 27, 2009
Dorothy A. Berry

Wallace L. Cook*	Trustee	February 27, 2009
Wallace L. Cook

Carl A. Froebel*	Trustee	February 27, 2009
Carl A. Froebel

Robert M. Slotky*	President	February 27, 2009
Robert M. Slotky

/s/ Eric W. Falkeis	Treasurer and Principal	February 27, 2009
Eric W. Falkeis	Financial and Accounting Officer

*By: /s/ Eric W. Falkeis		February 27, 2009
Eric W. Falkeis Attorney-In Fact pursuant to Power of Attorney

16

INDEX TO EXHIBITS

Exhibit Number	Description

(j)(i)	Consent of Independent Registered Public Accounting Firm.

17